SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /x/

     Pre-Effective Amendment No. ----

     Post-Effective Amendment No. 32
                                 ----
                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   /x/


     Amendment No.  32
                   ----
                   (Check appropriate box or boxes.)

COUNTRYWIDE STRATEGIC TRUST
---------------------------
(Exact name of Registrant as Specified in Charter)

FILE NOS. 811-3651 and 2-80859
------------------------------
312 Walnut Street, 21st Floor, Cincinnati, Ohio  45202
------------------------------------------------------
(Address of Principal Executive Offices)      Zip Code

Registrant's Telephone Number, including Area Code (513) 629-2000
-----------------------------------------------------------------
Robert H. Leshner, 312 Walnut Street, 21st Floor,
-------------------------------------------------
Cincinnati, Ohio 45202
-----------------------
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
(check appropriate box)

/ /  immediately upon filing pursuant to paragraph (b)
/ /  on (date) pursuant to paragraph (b)
/ /  75 days after filing pursuant to paragraph (a)
/X/  on (July 21, 1997) pursuant to paragraph (a) of Rule 485

Registrant registered an indefinite number of securities under Rule 24f-2 by filing Registrant's initial registration statement effective April 14, 1983. Pursuant to paragraph (b)(1) of Rule 24f-2, Registrant filed a Rule 24f-2 Notice for the fiscal year ended March 31, 1996 on May 28, 1996.

TOTAL NUMBER OF PAGES:
EXHIBIT INDEX ON PAGE:

                                 FORM N-1A
                           CROSS REFERENCE SHEET
                          ----------------------

ITEM                          SECTION IN PROSPECTUS
----                          ---------------------
1...........................  Cover Page
2...........................  Expense Information
3...........................  Financial Highlighs, Performance Information
4...........................  Operation of the Funds, Investment
                              Objective and Policies
5...........................  Operation of the Funds
6...........................  Cover Page, Dividends and Distributions,
                              Taxes, Operation of the Funds
7...........................  How to Purchase Shares, Shareholder
                              Services, Exchange Privilege, Operation
                              of the Funds,  Calculation of Share
                              Price and Public Offering Price,
                              Distribution Plan
8...........................  How to Redeem Shares, Shareholder
                              Services
9...........................  None

                              SECTION IN STATEMENT OF
ITEM                          ADDITIONAL INFORMATION
----                          -----------------------
10..........................  Cover Page
11..........................  Table of Contents
12..........................  The Trust
13..........................  Quality Ratings of Fixed-Income Obligations,
                              Definitions, Policies and Risk
                              Considerations, Investment Limitations,
                              Portfolio Turnover
14..........................  Trustees and Officers
15..........................  None
16..........................  The Investment Manager and Underwriter, the
                              Investment Adviser, Distribution Plan, Custodian,
                              Auditors, Transfer Agent
17..........................  Securities Transactions
18..........................  The Trust
19..........................  Calculation of Share Price and Public
                              Offering Price, Other Purchase
                              Information, Redemption in Kind
20..........................  Taxes
21..........................  The Investment Manager and Underwriter
22..........................  Historical Performance Information
23..........................  Financial Statements

                                                         PROSPECTUS
                                                         __________, 1997

                           COUNTRYWIDE STRATEGIC TRUST
                          312 Walnut Street, 21st Floor
                           Cincinnati, Ohio 45202-4094

                                GROWTH/VALUE FUND
                             AGGRESSIVE GROWTH FUND

         The Growth/Value Fund and the Aggressive Growth Fund (individually a "Fund" and collectively the "Funds") are two separate series of Countrywide Strategic Trust.

         The GROWTH/VALUE FUND seeks long-term capital appreciation primarily through equity investments in companies whose valuation may not yet reflect the prospects for accelerated earnings/cash flow growth.

         The  AGGRESSIVE  GROWTH  FUND  seeks  long-term  capital   appreciation
primarily through equity investments. The Fund will seek growth opportunities among companies of various sizes.

         EACH FUND IS A NON-DIVERSIFIED SERIES AND MAY INVEST A SIGNIFICANT PERCENTAGE OF ITS ASSETS IN A SINGLE ISSUER. THEREFORE, AN INVESTMENT IN THE FUNDS MAY BE RISKIER THAN AN INVESTMENT IN OTHER TYPES OF MUTUAL FUNDS.

         SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

         Mastrapasqua & Associates, Inc. (the "Adviser") manages the Funds' investments under the supervision of Countrywide Investments, Inc. (the "Manager"). See "Operation of the Funds."

    Pursuant to an Agreement and Plan of Reorganization dated ___________, 1997, each Fund, on __________, 1997, succeeded to the assets and liabilities of another mutual fund of the same name (the "Predecessor Fund"), which was an investment series of Trans Adviser Funds, Inc. The investment objective, policies and restrictions of each Fund and its Predecessor Fund are substantially identical and the financial data and information in this Prospectus relates to the Predecessor Funds.

         This Prospectus sets forth concisely the information about the Funds that you should know before investing. Please retain this Prospectus for future reference. A Statement of Additional Information dated ____________, 1997 has been filed with the Securities and Exchange Commission and is hereby incorporated by reference in its entirety. A copy of the Statement of Additional Information can be obtained at no charge by calling one of the numbers listed below.
-------------------------------------------------------------------------------
For Information or Assistance in Opening an Account, Please Call:
Nationwide (Toll-Free) . . . . . . . . . . . . . . . 800-543-0407
Cincinnati . . . . . . . . . . . . . . . . . . . . . 513-629-2050
-------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EXPENSE INFORMATION

Shareholder Transaction Expenses
Maximum Sales Load Imposed on Purchases
(as a percentage of offering price). . . . . . . .   4%
Maximum Contingent Deferred Sales Load
(as a percentage of original purchase price) . . . None*
Sales Load Imposed on Reinvested Dividends . . . . None
Exchange Fee . . . . . . . . . . . . . . . . . . . None
Redemption Fee . . . . . . . . . . . . . . . . . . None**

* Purchases at net asset value of amounts totaling $1 million or more may be subject to a contingent deferred sales load of .75% if a redemption occurred within 12 months of purchase and a commission was paid by the Adviser to a participating unaffiliated dealer.
** A wire transfer fee is charged by the Funds' Custodian in the case of redemptions made by wire. Such fee is subject to change and is currently $8. See "How to Redeem Shares."

Annual Fund Operating Expenses (as a percentage of average net assets)

                                Growth/Value    Aggressive
                                   Fund         Growth Fund
Management Fees                    1.00%             1.00%
12b-1 Fees(A)                       .25%              .09%
Other Expenses                      .41%              .86%
                                   -----             -----
Total Fund Operating Expenses      1.66%             1.95%
                                   =====             =====

(A) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales loads permitted by the National Association of Securities Dealers.

The purpose of these tables is to assist the investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. The percentages expressing annual fund operating expenses are based on estimated amounts for the current fiscal year. The Manager will, until at least August , 1999, waive fees and reimburse expenses to the extent necessary to limit total operating expenses to 1.95% of each Fund's average net assets. The Example below should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

Example
You would pay the following        Growth/Value    Aggressive Growth
expenses on a $1,000                   Fund              Fund
investment, assuming (1)   1 year       $56              $59
5% annual return and (2)   3 years       90               99
redemption at the end of   5 years      127              141
each time period:         10 years      229              258

FINANCIAL HIGHLIGHTS
--------------------
         The following audited financial information for the Predecessor Funds for the fiscal year ended August 31, 1996 has been audited by KPMG Peat Marwick LLP, independent auditors, and should be read in conjunction with the financial statements. The following unaudited financial information for the period ended February 28, 1997 should be read in conjunction with the financial statements. The annual financial statements as of August 31, 1996 and the independent auditors' report thereon and the semiannual financial statements as of February 28, 1997 appear in the Statement of Additional Information of the Funds, which can be obtained by shareholders at no charge by calling the Funds.

Selected Per Share Data and Ratios for a Share Outstanding for each Predecessor Fund Throughout the Periods

                                         GROWTH                  AGGRESSIVE
                                         VALUE                     GROWTH
                                          FUND                      FUND
                                 ------------------------  ------------------------
                                 SIX MONTHS      YEAR      SIX MONTHS      YEAR
                                   ENDED        ENDED        ENDED        ENDED
                                 2/28/97     8/31/96(a)       2/28/97   8/31/96(a)
                                 (Unaudited)               (Unaudited)
                                -----------  -----------  -----------  -----------
Net Asset Value, Beginning of
  Period......................   $   11.18    $   10.00    $   10.95    $   10.00
                                -----------  -----------  -----------  -----------
Investment Operations
  Net Investment Income
    (Loss)....................       (0.06)       (0.06)(c)      (0.08)      (0.11)(c)
  Net Realized and Unrealized
    Gain (Loss) on
    Investments...............        2.22         1.24         1.63         1.06
                                -----------  -----------  -----------  -----------
Total from Investment
  Operations..................        2.16         1.18         1.55         0.95
                                -----------  -----------  -----------  -----------
Distributions from
  Net Investment Income.......       (0.03)      --            (0.03)      --
  Net Realized Gain on
    Investments...............      --           --           --           --
                                -----------  -----------  -----------  -----------
Total Distributions...........       (0.03)      --            (0.03)      --
                                -----------  -----------  -----------  -----------
Net Asset Value, End of
  Period......................   $   13.31    $   11.18    $   12.47    $   10.95
                                -----------  -----------  -----------  -----------
                                -----------  -----------  -----------  -----------

Total Return(b)............       42.67%(e)    11.80%       30.53%(e)     9.50%

Ratio/Supplementary Data:
Net Assets at End of Period
  (000's omitted).............   $  20,685    $  15,108    $   9,424    $   6,550
Ratios to Average Net Assets:
  Expenses including
    reimbursement/waiver
    (e).......................        1.95%        1.95%        1.95%        1.95%
  Expenses excluding
    reimbursement/waiver
    (e).......................        2.09%        2.83%        2.95%        5.05%
  Net investment income (loss)
    including
    reimbursement/waiver
    (e).......................       (1.02)%      (0.62 )%      (1.61 )%    (1.26)%
Average Commission Rate(d)....  $   0.0576   $   0.0700   $   0.0553     $   0.0800
Portfolio Turnover Rate.......       18.89%       21.12%       15.45%       15.70%
- --------------------

(a) Date of commencement of operations was September 29, 1995.

(b) Total return calculation does not include sales charges.

(c) Using weighted average shares outstanding for the period.

(d) Amount represents the average commission per share paid to brokers on the purchase or sale of equity securities.

(e) Annualized.

INVESTMENT OBJECTIVE AND POLICIES
---------------------------------
         The investment objective and policies of each Fund are described below. Specific investment techniques that may be employed by the Funds are described in a separate section of this Prospectus and in the Statement of Additional Information. While each Fund's objective is fundamental and can only be changed by vote of the majority of the outstanding shares of a particular Fund, the Board of Trustees of the Trust reserves the right to change any of the investment policies, strategies or practices of either Fund without shareholder approval, except in those instances where shareholder approval is expressly required.

         The GROWTH/VALUE FUND seeks long-term capital appreciation primarily through equity investments in companies whose valuation may not yet reflect the prospect for accelerating earnings/cash flow growth. The Fund seeks to achieve its objective by investing primarily in common stocks but also in preferred stocks, convertible bonds and warrants of companies which, in the opinion of the Fund's investment adviser, are expected to achieve growth of investment principal over time. The investment style is to focus on companies that have a demonstrated record of achievement with excellent prospects for earnings and/or cash flow growth over a 3-to-5 year period. It is anticipated that the average stock holding period will be within an 18 to 36 month time frame. Of course, changes in fundamental outlook and market conditions can alter these time horizons materially.

         It is anticipated that common stocks will be the principal form of investment by the Fund. The Fund's portfolio is comprised of securities of two basic categories of companies: (1) "core" companies, which Fund management considers to have experienced above-average and consistent long-term growth in earnings/cash flow and to have excellent prospects for outstanding future growth, and (2) "earnings/cash flow acceleration" companies, which Fund management believes are either currently enjoying or are projected to enjoy a dramatic increase in earnings and/or cash flow. Investments will largely be made in companies of greater than $750 million capitalization. The Fund will invest no more than 10% of its assets in companies with market capitalization of less than $750 million at the time of purchase.

         The  AGGRESSIVE  GROWTH  FUND  seeks  long-term  capital   appreciation
primarily through equity investments. The Fund will seek growth opportunities among companies of various sizes. The Fund seeks to achieve its objective by investing primarily in common stocks but also in preferred stocks, convertible bonds, options and warrants of companies which in the opinion of the Fund's investment adviser are expected to achieve growth of investment principal over time. Many of these companies are in the small to medium-sized category (companies with market capitalizations of less than $750 million at the time of purchase). In addition, up to 15% of the Fund's assets may be invested in illiquid investments or in private companies whose common shares are not actively traded on any national or regional exchange.

         The investment style is to focus on companies that have an excellent prospect for earnings cash flow growth over a 3 to 5 year period. Of course, changes in fundamental outlook and market conditions can alter potential returns substantially. It is intended that the Aggressive Growth Fund will assume a more expanded risk profile than will be the case with the Growth/Value Fund. While this could result in above-average appreciation, there is no assurance that this will in fact be the case and the potential exists for above-average depreciation.

         It is anticipated that common stocks will be the principal form of investment by the Fund. The Fund's portfolio is comprised of securities of two basic categories of companies: (1) "core" companies, which Fund management considers to have experienced above-average and consistent long-term growth in earnings/cash flow and to have excellent prospects for future growth, and (2) "earnings/cash flow acceleration" companies, which Fund management believes are either currently enjoying or are projected to enjoy a dramatic increase in earnings and/or cash flow. Investments will largely be made in companies of varying sizes, even those with less than $750 million capitalization.

         Additionally, the Aggressive Growth Fund may invest a maximum of 20% of its assets, and the Growth/Value Fund may invest a maximum of 30% of its assets, in fixed-income securities rated Baa or better by Moody's Investors Service, Inc. ("Moody's") or BBB or better by Standard & Poor's Ratings Group ("S&P") or, if unrated, deemed to be of comparable quality by the Adviser. The fixed-income securities in which the Funds may invest include U.S. Government obligations, mortgage-backed securities, asset-backed securities, bank obligations, corporate debt obligations and unrated obligations, including those of foreign issuers.

         The Adviser will be particularly interested in growth companies that are likely to benefit from new or innovative products, services or processes that should enhance such companies' prospects for future growth in earnings/cash flow. As a result of this policy, the market prices of many of the securities purchased and held by the Funds may fluctuate widely. Any income received from securities held by the Funds will be incidental, and an investor should not consider a purchase of shares of the Funds as equivalent to a complete investment program.

OTHER INVESTMENT PRACTICES
--------------------------
SECURITIES LENDING. In order to generate additional income, the Funds may, from time to time, lend their portfolio securities to broker-dealers, banks or institutional borrowers of securities. While the lending of securities may subject a Fund to certain risks, such as delays or the inability to regain the securities in the event the borrower were to default on its lending agreement or enter into bankruptcy, the Funds will receive at least 100% collateral in the form of cash or U.S. Government securities. This collateral will be valued daily by the Adviser and should the market value of the loaned securities increase, the borrower will furnish additional collateral to the Funds. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on such securities. Loans are subject to termination by the Funds or the borrower at any time. While the Funds do not have the right to vote securities on loan, the Funds intend to terminate the loan and regain the right to vote if that is considered important with respect to the investment. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Board of Trustees.

BORROWING. The Funds may borrow money from banks (including their custodian bank) or from other lenders to the extent permitted under applicable law, for temporary or emergency purposes and to meet redemptions and may pledge their assets to secure such borrowings. Additionally, the Aggressive Growth Fund may borrow for purposes of leveraging. Borrowing for investment increases both investment opportunity and investment risk. Such borrowings in no way affect the federal tax status of the Funds or their dividends. If the investment income on securities purchased with borrowed money exceeds the interest paid on the borrowing, the net asset value of the Aggressive Growth Fund's shares will rise faster than would otherwise be the case. On the other hand, if the investment income fails to cover the Aggressive Growth Fund's costs, including the interest on borrowings or if there are losses, the net asset value of such Fund's shares will decrease faster than would otherwise be the case. This is the speculative factor known as leverage.

         The Investment Company Act of 1940 (the "1940 Act") requires the Funds to maintain asset coverage of at least 300% for all such borrowings, and should such asset coverage at any time fall below 300%, the Funds would be required to reduce their borrowings within three days to the extent necessary to meet the requirements of the 1940 Act. To reduce their borrowings, the Funds might be required to sell securities at a time when it would be disadvantageous to do so.

         In addition, because interest on money borrowed is a Fund expense that it would not otherwise incur, the Funds may have less net investment income during periods when its borrowings are substantial. The interest paid by the Funds on borrowings may be more or less than the yield on the securities purchased with borrowed funds, depending on prevailing market conditions.

SHORT-TERM  TRADING.  The Aggressive  Growth Fund may engage in the technique of short-term trading. Such trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to increase the potential for capital appreciation and/or income of the Aggressive Growth Fund in order to take advantage of what the Adviser believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the turnover rate of the Aggressive Growth Fund and its transaction costs.

WHEN-ISSUED SECURITIES. Each of the Funds may also purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. The Funds will generally not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a "when-issued" basis, the Funds' custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a segregated account. Securities purchased on a "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Each Fund expects that commitments to purchase "when issued" securities will not exceed 25% of the value of its total assets under normal market conditions and that a commitment to purchase "when-issued" securities will not exceed 60 days. In the event its commitment to purchase "when-issued" securities ever exceeded 25% of the value of its assets, a Fund's liquidity and the Adviser's ability to manage it might be adversely affected. The Funds do not intend to purchase "when-issued" securities for speculative purposes, but only for the purpose of acquiring portfolio securities.

VARIABLE AND FLOATING RATE SECURITIES. Each of the Funds may acquire variable and floating rate securities, subject to each Fund's investment objective, policies and restrictions. A variable rate security is one whose terms provide for the
readjustment   of  its  interest  rate  on  set  dates  and  which,   upon  such
readjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate security is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value.

REPURCHASE AGREEMENTS. The Aggressive Growth Fund may enter into repurchase agreements. Under a repurchase agreement, the Fund acquires a debt instrument for a relatively short period (usually not more than one week), subject to the obligation of the seller to repurchase and the Fund to resell such debt instrument at a fixed price. The resale price is in excess of the purchase price in that it reflects an agreed-upon market interest rate effective for the period of time during which the Fund's money is invested. The Fund's repurchase agreements will at all times be fully collateralized in an amount at least equal to 100% of the purchase price including accrued interest earned on the underlying securities. The instruments held as collateral are valued daily by the Adviser and as the value of instruments declines, the Fund will require additional collateral. If the seller defaults and the value of the collateral securing the repurchase agreement declines, the Fund may incur a loss. If such a defaulting seller were to become insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, disposition of the underlying securities could involve certain costs or delays pending court action. Finally, it is not certain whether the Fund would be entitled, as against a claim of the seller or its receiver, trustee in bankruptcy or creditors, to retain the underlying securities. Repurchase agreement are considered by the staff of the Commission to be loans by the Fund.

REVERSE REPURCHASE AGREEMENTS. The Aggressive Growth Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it must place in a segregated custodial account cash and liquid, high-grade debt securities having a value equal to the repurchase price (including accrued interest); the collateral will be marked-to- market on a daily basis, and will be continuously monitored to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

CONVERTIBLE SECURITIES. The Funds may invest in all types of common stocks and equivalents (such as convertible debt securities and warrants) and preferred stocks. The Funds may invest in convertible securities which may offer higher income than the common stocks into which they are convertible. The convertible securities in which the Funds may invest consist of bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The Funds may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock or sell it to a third party. Thus, the Funds may not be able to control whether the issuer of a convertible security chooses to convert that security. If the issuer chooses to do so, this action could have an adverse effect on a Fund's ability to achieve its investment objective.

         Convertible securities are bonds, debentures, notes, preferred stock or other securities which may be converted or exchanged by the holder into shares of the underlying common stock at a stated exchange ratio. A convertible security may also be subject to redemption by the issuer, but only after a date and under certain circumstances (including a specified price) established on issue. Adjustable rate preferred stocks are preferred stocks which adjust their dividend rates quarterly based on specified relationships to certain indices of U.S. Treasury securities. A Fund may continue to hold securities obtained as a result of the conversion of convertible securities held by the Fund when the Adviser believes retaining such securities is consistent with the Fund's investment objective.

LOWER-RATED SECURITIES. The Aggressive Growth Fund may invest up to 20% of its assets, and the Growth/Value Fund may invest up to 10% of its assets in higher yielding (and, therefore, higher risk), lower rated fixed-income securities, including debt securities, convertible securities and preferred stocks and unrated fixed-income securities. Lower rated fixed-income securities, commonly referred to as "junk bonds," are considered speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated fixed-income securities. See "Risk Factors-Lower Rated Fixed-Income Securities" below for a discussion of certain risks.

         Differing yields on fixed-income securities of the same maturity are a function of several factors, including the relative financial strength of the issuers. Higher yields are generally available from securities in the lower categories of recognized rating agencies, i.e., Ba or lower by Moody's or BB or lower by S&P. The Funds may invest in any security which is rated by Moody's or by S&P, or in any unrated security which the

Adviser determines is of suitable quality. Securities in the rating categories below Baa as determined by Moody's and BBB as determined by S&P are considered to be of poor standing and predominantly speculative. The rating services descriptions of these rating categories, including the speculative characteristics of the lower categories, are set forth in the Statement of Additional Information.

         Securities ratings are based largely on the issuer's historical financial information and the rating agencies' investment analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. Although the Adviser will consider security ratings when making investment decisions in the high yield market, it will perform its own investment analysis and will not rely principally on the ratings assigned by the rating services. The Adviser's analysis generally may include, among other things, consideration of the issuer's experience and managerial strength, changing financial conditions, borrowing requirements or debt maturity schedules, and its responsiveness to changes in business conditions and interest rates. It also considers relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects.

ADRs. The Funds may invest in foreign securities through the purchase of American Depository Receipts but will not do so if immediately after a purchase and as a result of the purchase the total value of such foreign securities owned by a Fund would exceed 10% of the value of the total assets of the Fund. Investment in foreign securities is subject to special risks, such as future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source and the adoption of other foreign governmental restrictions. Additional risks include less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore less liquidity and greater price volatility than U.S. securities, and the risk that custodian and brokerage costs may be higher.

OPTIONS. The Aggressive Growth Fund may engage in writing put and call options from time to time as the Adviser deems to be appropriate. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. In order to close out a written call option position, the Fund will enter into a "closing purchase transaction"-the purchase of a call option on the same security with the same exercise price and expiration date as any call option which it may previously have written on any particular securities. When the portfolio security is sold, the Fund effects a closing purchase transaction so as to close out any existing call option on that security. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. The Fund seeks to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes and must continue to set aside assets to cover its position.

         The Aggressive Growth Fund may purchase put options from time to time as the Adviser deems to be appropriate. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. The Fund has no intention of investing more than 5% of its assets in put options.

WARRANTS. The Funds may invest in warrants which entitle the holder to buy equity securities at a specified price for a specific period of time. Warrants may be considered more speculative than certain other types of investments because they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased, nor do they represent any rights in the assets of the issuing company. The value of a warrant may be more volatile than the value of the securities underlying the warrants. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

SHORT-TERM OBLIGATIONS. With respect to each Fund there may be times when, in the opinion of the Adviser, adverse market conditions exist, including any period during which it believes that the return on certain money market type instruments would be more favorable than that obtainable through a Fund's normal investment programs. Accordingly, for temporary defensive purposes, each Fund may hold up to 100% of its total assets in cash and/or short-term obligations. To the extent that a Fund's assets are so invested, they will not be invested so as to meet its investment objective. The instruments may include high-grade liquid debt securities such as variable amount master demand notes, commercial paper, certificates of deposit, bankers' acceptances, repurchase agreements which mature in less than seven days and obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Bankers' acceptances are instruments of United States banks which are drafts or bills of exchange "accepted" by a bank or trust company as an obligation to pay on maturity.

FUTURES CONTRACTS. The Aggressive Growth Fund may also enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index.

         The Fund may enter into futures contracts in an effort to hedge against market risks and in anticipation of future purchases or sales of securities. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, the Fund can seek to offset a decline in the value of its portfolio securities by entering into futures contract transactions. When interest rates are expected to fall or market values are expected to rise, the Fund, through the purchase of such contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

         The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to repurchase the underlying futures contract, upon exercise of the option, at any time during the option period.

         Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of the Fund's total assets (other than in connection with bona fide hedging purposes), and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed one-third of the market value of the Fund's total assets. Futures transactions will be limited to the extent necessary to maintain the Fund's qualification as a regulated investment company.

         Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

ZERO COUPON BONDS. The Growth/Value Fund is permitted to purchase zero coupon securities ("zero coupon bonds"). Zero coupon bonds are purchased at a discount from the face amount because the buyer receives only the right to receive a fixed payment on a certain date in the future and does not receive any periodic interest payments. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yields on the zero coupon bond, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities which pay interest currently, which fluctuation increases the longer the period to maturity. Although zero coupon bonds do not pay interest to holders prior to maturity, federal income tax law requires the Fund to recognize as interest income a portion of the bond's discount each year and this income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in the Fund elect to receive their dividends in cash rather than reinvest such dividends in additional shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income-producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

RECEIPTS. The Growth/Value Fund may also purchase separately traded interest and principal component parts of such obligations that are transferable through the federal book entry system, known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"). These instruments are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank; the custodian holds the interest and principal payments for the benefit of the registered owner of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS").

STRIPS, CUBES, TRs, TIGRs and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, these securities may be subject to greater interest rate volatility than interest-paying U.S. Treasury obligations. The Fund will limit its investment in such instruments to 20% of its total assets.

INVESTMENT COMPANY SECURITIES. Each Fund may invest in the securities of other investment companies to the extent permissible under the applicable regulations and interpretations of the 1940 Act or an exemptive order.

ILLIQUID INVESTMENTS AND RESTRICTED SECURITIES. Each Fund may invest up to 15% of its assets in illiquid investments (investments that cannot be readily sold within seven days), including restricted securities which do not meet the criteria for liquidity established by the Board of Trustees. The Adviser, under the supervision of the Board of Trustees and the Manager, determines the liquidity of a Fund's investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses. Restricted Securities are securities which cannot be sold to the public without registration under the Securities Act of 1933. Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration.

PRIVATE PLACEMENT INVESTMENTS. The Aggressive Growth Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities laws and is generally sold to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section

4(2)  commercial  paper,  thus providing  liquidity.  The Adviser  believes that
Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Fund intends therefore, to treat the restricted securities which meet the criteria for liquidity established by the trustees, including Section 4(2) commercial paper, as determined by the Adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Fund does not intend to subject such paper to the limitation applicable to restricted securities.

         The ability of the Board of Trustees to determine the liquidity of certain restricted securities is permitted under a position of the staff of the Commission set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The staff of the Commission has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities (including Section 4(2) commercial paper): the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades. The Trustees have delegated to the Adviser the daily function of determining and monitoring the liquidity of restricted securities pursuant to the above criteria and guidelines adopted by the Board of Trustees. The Trustees will continue to monitor and periodically review the Adviser's selection of Rule 144A and Section 4(2) commercial paper as well as any determinations as to their liquidity.

RISK FACTORS
------------
LOWER RATED FIXED-INCOME SECURITIES. Lower quality fixed-income securities generally produce a higher current yield than do fixed-income securities of higher ratings. However, these fixed-income securities are considered speculative because they involve greater price volatility and risk than do higher rated fixed-income securities and yields on these fixed-income securities will tend to fluctuate over time. Although the market value of all fixed-income securities varies as a result of changes in prevailing interest rates (e.g., when interest rates rise, the market value of fixed-income securities can be expected to decline), values of lower rated fixed-income securities tend to react differently than the values of higher rated fixed-income securities. The prices of lower rated fixed-income securities are less sensitive to changes in interest rates than higher rated fixed-income securities. Conversely, lower rated fixed-income securities also involve a greater risk of default by the issuer in the payment of principal and income and are more sensitive to economic downturns and recessions than higher rated fixed-income securities. The financial stress resulting from an economic downturn could have a greater negative effect on the ability of issuers of lower rated fixed-income securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing than on more creditworthy issuers. In the event of an issuer's default in payment of principal or interest on such securities, or any other fixed-income securities in a Fund's portfolio, the net asset value of the Fund will be negatively affected. Moreover, as the market for lower rated fixed-income securities is a relatively new one, a severe economic downturn might increase the number of defaults, thereby adversely affecting the value of all outstanding lower rated fixed-income securities and disrupting the market for such securities. Fixed-income securities purchased by a Fund as part of an initial underwriting present an additional risk due to their lack of market history. These risks are exacerbated with respect to fixed-income securities rated Caa or lower by Moody's or CCC or lower by S&P. Unrated fixed-income securities generally carry the same risks as do lower rated fixed-income securities.

         Lower rated fixed-income securities are typically traded among a smaller number of broker-dealers rather than in a broad secondary market. Purchasers of lower rated fixed-income securities tend to be institutions, rather than individuals, a factor that further limits the secondary market. To the extent that no established retail secondary market exists, many lower rated fixed-income securities may not be as liquid as Treasury and investment grade bonds. The ability of a Fund to sell lower rated fixed-income securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Moreover, the ability of a Fund to value lower rated fixed-income securities becomes more difficult, and judgment plans a greater role in valuation, as there is less reliable, objective data available with respect to such securities that are thinly traded or illiquid.

         Because investors may perceive that there are greater risks associated with the lower rated fixed-income securities of the type in which a Fund may invest, the yields and prices of such securities may tend to fluctuate more than those for fixed-income securities with a higher rating. Changes in perception of issuer's creditworthiness tend to occur more frequently and in a more pronounced manner in the lower quality segments of the fixed-income securities market, resulting in greater yield and price volatility. The speculative characteristics of lower rated fixed-income securities are set forth in the Statement of Additional Information.

         The Adviser believes that the risks of investing in such high yielding, fixed-income securities may be minimized through careful analysis of prospective issuers. Although the opinion of ratings services such as Moody's and S&P is considered in selecting portfolio securities, they evaluate the safety of principal and the interest payments of the security, not their market value risk. Additionally, credit rating agencies may experience slight delays in updating ratings to reflect current events. The Adviser relies, primarily, on its own credit analysis. This may suggest, however, that the achievement of a Fund's investment objective is more dependent on the Adviser's proprietary credit analysis, than is otherwise the case for a fund that invests exclusively in higher quality fixed-income securities.

         Once the rating of a portfolio security or the quality determination ascribed by the Adviser to an unrated fixed-income security has been downgraded, the Adviser will consider all circumstances deemed relevant in determining whether to continue to hold the security, but in no event will a Fund retain such securities if it would cause the Fund to have 35% or more of the value of its net assets invested in fixed-income securities rated lower than Baa by Moody's or BBB by S&P, or if unrated, are judged by the Adviser to be of comparable quality.

         The Funds may also invest in unrated fixed-income securities. Unrated fixed-income securities are not necessarily of lower quality than rated fixed-income securities, but they may not be attractive to as many buyers.

         There is no minimum rating standard for a Fund's investments in the high yield market; therefore, a Fund may at times invest in fixed-income securities not currently paying interest or in default. The Funds will invest in such fixed-income securities where the Adviser perceives a substantial opportunity to realize a Fund's objective based on its analysis of the underlying financial condition of the issuer. It is not, however, the current intention of either Fund to make such investments.

         These limitations and the policies discussed in this Prospectus are considered and applied by the Adviser at the time of purchase of an investment; the sale of securities by a Fund is not required in the event of a subsequent change in circumstances.

OTHER RISK FACTORS
------------------
         The portfolio turnover of each Fund may vary greatly from year to year as well as within a particular year. High turnover rates will generally result in higher transaction costs and higher levels of taxable realized gains to the Fund's shareholders.

         Particular   portfolio   securities  and  yields  will  differ  due  to
differences in the types of investments permitted, cash flow, and the availability of particular portfolio investments. Market conditions and interest rates may affect the types and yields of securities held in each Fund. The investment objective of the Funds are fundamental and may be changed only by a vote of a majority of the outstanding shares of that Fund. There can be, of course, no assurance that a Fund will achieve its investment objective. Changes in prevailing interest rates may affect the yield, and possibly the net asset value, of a Fund.

         Each Fund is classified as a "non-diversified" investment company under the 1940 Act. Each Fund also intends to qualify as a "regulated investment company" under the Code. One of the tests for such qualification under the Code is, in general, that at the end of each fiscal quarter of each Fund, at least 50% of its assets must consist of (i) cash and U.S. Government securities and
(ii) securities which, as to any one issuer, do not exceed 5% of the value of the Fund's assets. If a Fund had elected to register under the 1940 Act as a "diversified" investment company, it would have to meet the same test as to 75% of its assets. Each Fund may therefore not have as much diversification among securities, and thus diversification of risk, as if it had made this election under the 1940 Act. In general, the more a Fund invests in the securities of specific issuers, the more that Fund is exposed to risks associated with investments in those issuers.

HOW TO PURCHASE SHARES
----------------------
         Your initial investment in either Fund ordinarily must be at least $1,000 ($250 for tax-deferred retirement plans). You may purchase additional shares through the Open Account Program described below. You may open an account and make an initial investment through securities dealers having a sales agreement with the Trust's principal underwriter, Countrywide Investments, Inc. (the "Manager"). You may also make a direct initial investment by sending a check and a completed account application form to Countrywide Fund Services, Inc. (the "Transfer Agent"), P.O. Box 5354, Cincinnati, Ohio 45201-5354. Checks should be made payable to the "Growth/Value Fund" or the "Aggressive Growth Fund," whichever is applicable. An account application is included in this Prospectus.

         The Trust mails you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not ordinarily issued, but you may receive a certificate without charge by sending a written request to the Transfer Agent. Certificates for fractional shares will not be issued. If a certificate has been issued to you, you will not be permitted to exchange shares by telephone or to use the automatic withdrawal plan as to those shares. The Trust and the Manager reserve the rights to limit the amount of investments and to refuse to sell to any person.

         Investors should be aware that the Funds' account application contains provisions in favor of the Trust, the Transfer Agent and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services (for example, telephone exchanges) made available to investors.

         Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Trust or the Transfer Agent in the transaction.

       OPEN ACCOUNT PROGRAM. Please direct inquiries concerning the services described in this section to the Transfer Agent at the address or numbers \ listed below.

         After an initial investment, all investors are considered participants in the Open Account Program. The Open Account Program helps investors make purchases of shares of the Funds over a period of years and permits the automatic reinvestment of dividends and distributions of the Funds in additional shares without a sales load.

         Under the Open Account Program, you may purchase and add shares to your account at any time either through your securities dealer or by sending a check to the Transfer Agent, P.O. Box 5354, Cincinnati, Ohio 45201-5354. The check should be made payable to the applicable Fund.

         Under the Open Account Program, you may also purchase shares of the Funds by bank wire. Please telephone the Transfer Agent (Nationwide call toll-free 800-543-0407; in Cincinnati call 629- 2050) for instructions. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of wired funds, but the Transfer Agent reserves the right to charge shareholders for this service upon thirty days' prior notice to shareholders.

         Each additional purchase request must contain the name of your account and your account number to permit proper crediting to your account. While there is no minimum amount required for subsequent investments, the Trust reserves the right to impose such requirement. All purchases under the Open Account Program are made at the public offering price next determined after receipt of a purchase order by the Trust. If a broker-dealer received concessions for selling shares of the Funds to a current shareholder, such broker-dealer will receive the concessions described above with respect to additional investments by the shareholder.

         Shares of each Fund are sold on a continuous basis at the public offering price next determined after receipt of a purchase order by the Trust. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Adviser by 5:00 p.m., Eastern time, that day are confirmed at the public offering price determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Adviser by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by the Transfer Agent by 4:00 p.m., Eastern time, are confirmed at that day's public offering price. Direct investments received by the Transfer Agent after 4:00 p.m., Eastern time, and orders received from dealers after 5:00 p.m., Eastern time, are confirmed at the public offering price next determined on the following business day.

         The public offering price of shares of the Funds is the next determined net asset value per share plus a sales load as shown in the following table.
                                                       Dealer
                                                       Reallowance
                                 Sales Load as % of:   as % of
                                  Public      Net       Public
                                  Offering   Amount    Offering
Amount of Investment              Price     Invested    Price
--------------------              -------   --------   ------
Less than $100,000                 4.00%      4.17%      3.60%
$100,000 but less than $250,000    3.50       3.63       3.30
$250,000 but less than $500,000    2.50       2.56       2.30
$500,000 but less than $1,000,000  2.00       2.04       1.80
$1,000,000 or more                 None*      None*

* There is no front-end sales load on purchases of $1 million or more but a contingent deferred sales load of .75% may apply if a commission was paid by the Adviser to a participating unaffiliated dealer and the shares are redeemed within twelve months from the date of purchase.

         Under certain circumstances, the Adviser may increase or decrease the reallowance to dealers. Dealers engaged in the sale of shares of the Funds may be deemed to be underwriters under the Securities Act of 1933. The Adviser retains the entire sales load on all direct initial investments in the Funds and on all investments in accounts with no designated dealer of record.

         For initial purchases of $1,000,000 or more and subsequent purchases further increasing the size of the account, a dealer's commission of .75% of the purchase amount may be paid by the Manager to participating unaffiliated dealers through whom such purchases are effected. In determining a dealer's eligibility for such commission, purchases of shares of the Funds may be aggregated with concurrent purchases of shares of other funds of Countrywide Investments. Dealers should contact the Manager concerning the applicability and calculation of the dealer's commission in the case of combined purchases. An exchange from other funds of Countrywide Investments will not qualify for payment of the dealer's commission, unless such exchange is from a Countrywide fund with assets as to which a dealer's commission or similar payment has not been previously paid. Redemptions of shares may result in the imposition of a contingent deferred sales load if the dealer's commission described in this paragraph was paid in connection with the purchase of such shares. See "Contingent Deferred Sales Load for Certain Purchases of Shares" below.

     In addition to the compensation otherwise paid to securities dealers, the Manager may from time to time pay from its own resources additional cash bonuses or other incentives to selected dealers in connection with the sale of shares of the Funds. On some occasions, such bonuses or incentive may be conditioned upon the sale of a specified minimum dollar amount of the shares of the Funds and/or other funds of Countrywide Investments during a specified period of time. Such bonuses or incentives may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and other dealer-sponsored programs or events.

         REDUCED SALES LOAD. A "purchaser" (defined below) may use the Right of Accumulation to combine the cost or current net asset value (whichever is higher) of his existing shares of the load funds distributed by the Manager with the amount of his current purchases in order to take advantage of the reduced sales loads set forth in the table above. Purchases made in any load fund distributed by the Manager pursuant to a Letter of Intent may also be eligible for the reduced sales loads. The minimum initial investment under a Letter of Intent is $10,000. The load funds currently distributed by the Manager are listed in the

Exchange Privilege section of this Prospectus. Shareholders should contact the Transfer Agent for information about the Right of Accumulation and Letter of Intent.

         PURCHASES AT NET ASSET VALUE. You may purchase shares of either Fund at net asset value when the payment for your investment represents the proceeds from the redemption of shares of any other mutual fund which has a front-end sales load and is not distributed by the Manager. Your investment will qualify for this provision if the purchase price of the shares of the other fund included  a sales  load  and the  redemption  occurred  within  one  year of the purchase of such shares and no more than sixty days prior to your purchase of shares of the Funds. To make a purchase at net asset value pursuant to this provision, you must submit photocopies of the confirmations (or similar evidence) showing the purchase and redemption of shares of the other fund. Your payment may be made with the redemption check representing the proceeds of the shares redeemed, endorsed to the order of the applicable Fund. The redemption of shares of the other fund is, for federal income tax purposes, a sale on which you may realize a gain or loss. These provisions may be modified or terminated at any time. Contact your securities dealer or the Trust for further information.

         Banks, bank trust departments and savings and loan associations, in their fiduciary capacity or for their own accounts, may also purchase shares of the Funds at net asset value. To the extent permitted by regulatory authorities, a bank trust department may charge fees to clients for whose account it purchases shares at net asset value. Federal and state credit unions may also purchase shares at net asset value.

         In addition, shares of the Funds may be purchased at net asset value by broker-dealers who have a sales agreement with the Manager, and their registered personnel and employees, including members of the immediate families of such registered personnel and employees.

         Clients of investment advisers and financial planners may also purchase shares of the Funds at net asset value if their investment adviser or financial planner has made arrangements to permit them to do so with the Trust and the Manager. The investment adviser or financial planner must notify the Transfer Agent that an investment qualifies as a purchase at net asset value.

         Trustees, directors, officers and employees of the Trust, the Manager, the Adviser, the Transfer Agent or any affiliated company, including members of the immediate family of such individuals and employee benefit plans established by such entities, may also purchase shares of the Funds at net asset value.

         CONTINGENT DEFERRED SALES LOAD FOR CERTAIN PURCHASES OF SHARES. A contingent deferred sales load is imposed upon certain redemptions of shares of the Funds (or shares into which such shares were exchanged) purchased at net asset value in amounts totaling $1 million or more, if the dealer's commission described above was paid by the Manager and the shares are redeemed within twelve months from the date of purchase. The contingent deferred sales load will be paid to the Manager and will be equal to .75% of the lesser of (1) the net asset value at the time of purchase of the shares being redeemed or (2) the net asset value of such shares at the time of redemption. In determining whether the contingent deferred sales load is payable, it is assumed that shares not subject to the contingent deferred sales load are the first redeemed followed by other shares held for the longest period of time. The contingent deferred sales load will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. If a purchase of shares is subject to the contingent deferred sales load, the investor will be so notified on the confirmation for such purchase.

         Redemptions of such shares of the Funds held for at least 12 months will not be subject to the contingent deferred sales load and an exchange of such shares into another fund of Countrywide Investments is not treated as a redemption and will not trigger the imposition of the contingent deferred sales load at the time of such exchange. A fund will "tack" the period for which such shares being exchanged were held onto the holding period of the acquired shares for purposes of determining if a contingent deferred sales load is applicable in the event that the acquired shares are redeemed following the exchange; however, the period of time that the redemption proceeds of such shares are held in a money market fund will not count toward the holding period for determining whether a contingent deferred sales load is applicable. See "Exchange Privilege".

         The contingent deferred sales load is currently waived for any partial or complete redemption following death or disability (as defined in the Internal Revenue Code of 1986) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. The Manager may require documentation prior to waiver of the charge, including death certificates, physicians' certificates, etc.

         ADDITIONAL INFORMATION. For purposes of determining the applicable sales load and for purposes of the Letter of Intent and Right of Accumulation privileges, a purchaser includes an individual, his spouse and their children under the age of 21, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer, or by other means which result in economy of sales effort or expense. Contact the Transfer Agent for additional information concerning purchases at net asset value or at reduced sales loads.

SHAREHOLDER SERVICES
--------------------
         Contact the Transfer Agent (Nationwide call toll-free 800- 543-0407; in Cincinnati call 629-2050) for additional information about the shareholder services described below.

         Automatic Withdrawal Plan
         -------------------------
         If the shares in your account have a value of at least $5,000, you may elect to receive, or may designate another person to receive, monthly or quarterly payments in a specified amount of not less than $50 each. There is no charge for this service. Purchases of additional shares of the Funds while the plan is in effect are generally undesirable because a sales load is incurred whenever purchases are made.

         Tax-Deferred Retirement Plans
         -----------------------------
         Shares of either Fund are available for purchase in connection with the following tax-deferred retirement plans:

         --       Keogh Plans for self-employed individuals

         -- Individual retirement account (IRA) plans for individuals and their non-employed spouses

         -- Qualified pension and profit-sharing plans for employees, including those profit-sharing plans with a 401(k) provision

         -- 403(b)(7) custodial accounts for employees of public school systems, hospitals, colleges and other non-profit organizations meeting certain requirements of the Internal Revenue Code

         Direct Deposit Plans
         --------------------
         Shares of either Fund may be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of his or her payroll or social security checks transferred automatically to purchase shares of the Funds.

         Automatic Investment Plan
         -------------------------
         You may make automatic monthly investments in either Fund from your bank, savings and loan or other depository institution account. The minimum initial and subsequent investments must be $50 under the plan. The Transfer Agent pays the costs associated with these transfers, but reserves the right, upon thirty days' written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account which would reduce your return from an investment in the Funds.

         Reinvestment Privilege
         ----------------------
         If you have redeemed shares of either Fund, you may reinvest all or part of the proceeds without any additional sales load. This reinvestment must occur within ninety days of the redemption and the privilege may only be exercised once per year.

HOW TO REDEEM SHARES
---------------------
         You may redeem shares of either Fund on each day that the Trust is open for business by sending a written request to the Transfer Agent. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Trust's account records. If the shares to be redeemed have a value of $25,000 or more, your signature must be guaranteed by any eligible guarantor institution, including banks, brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

         You may also redeem shares by placing a wire redemption request through a securities broker or dealer. Unaffiliated broker-dealers may impose a fee on the shareholder for this service. You will receive the net asset value per share next determined after receipt by the Trust or its agent of your wire redemption request. It is the responsibility of broker-dealers to properly transmit wire redemption orders.

         If your instructions request a redemption by wire, you will be charged an $8 processing fee by the Funds' Custodian. The Trust reserves the right, upon thirty days' written notice, to change the processing fee. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

         Redemption requests may direct that the proceeds be deposited directly in your account with a commercial bank or other depository institution via an Automated Clearing House (ACH) transaction. There is currently no charge for ACH transactions. Contact the Transfer Agent for more information about ACH transactions.

         If a certificate for the shares was issued, it must be delivered to the Transfer Agent, or the dealer in the case of a wire redemption, duly endorsed or accompanied by a duly endorsed stock power, with the signature guaranteed by any of the eligible guarantor institutions outlined above.

         A contingent deferred sales load may apply to a redemption of certain shares purchased at net asset value. See "How to Purchase Shares."

         Shares are redeemed at their net asset value per share next determined after receipt by the Transfer Agent of a proper redemption request in the form described above, less any applicable contingent deferred sales load. Payment is normally made within three business days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, you may purchase shares of the Funds by certified check or wire.

         The Trust and the Transfer Agent will consider all written and verbal instructions as authentic and will not be responsible for the processing of exchange instructions received by telephone which are reasonably believed to be genuine or the delivery or transmittal of the redemption proceeds by wire. The affected shareholders will bear the risk of any such loss. The privilege of exchanging shares by telephone is automatically available to all shareholders. The Trust or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Trust and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

         At the discretion of the Trust or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization. The Trust reserves the right to require you to close your account if at any time the value of your shares is less than $1,000 (based on actual amounts invested including any sales load paid, unaffected by market fluctuations), or $250 in the case of tax-deferred retirement plans, or such other minimum amount as the Trust may determine from time to time. After notification to you of the Trust's intention to close your account, you will be given thirty days to increase the value of your account to the minimum amount.

         The Trust reserves the right to suspend the right of redemption or to postpone the date of payment for more than three business days under unusual circumstances as determined by the Securities and Exchange Commission.

EXCHANGE PRIVILEGE
------------------
         Shares of either Fund and of any other fund of Countrywide Investments may be exchanged for each other.

         Shares of the Funds which are not subject to a contingent deferred sales load may be exchanged for shares of any other fund and for shares of any other fund which offers only one class of shares (provided such shares are not subject to a contingent deferred sales load). A sales load will be imposed equal to the excess, if any, of the sales load rate applicable to the shares being acquired over the sales load rate, if any, previously paid on the shares being exchanged.

         Shares of the Funds subject to a contingent deferred sales load may be exchanged, on the basis of relative net asset value per share, for shares of any other fund which imposes a contingent deferred sales load and for shares of any fund which is a money market fund. A fund will "tack" the period for which the shares being exchanged were held onto the holding period of the acquired shares for purposes of determining if a contingent deferred sales load is applicable in the event that the acquired shares are redeemed following the exchange. The period of time that shares are held in a money market fund will not count toward the holding period for determining whether a contingent deferred sales load is applicable.

         The following are the funds of Countrywide Investments currently offered to the public. Funds which may be subject to a front-end or contingent deferred sales load are indicated by an asterisk.

Countrywide Tax-Free Trust       Countrywide Strategic Trust
 Tax-Free Money Fund             *Equity Fund
 Ohio Tax-Free Money Fund        *Utility Fund
 California Tax-Free Money Fund  *U.S. Government Securities Fund
 Florida Tax-Free Money Fund     *Growth/Value Fund
*Tax-Free Intermediate Term      *Aggressive Growth Fund
   Fund
*Ohio Insured Tax-Free Fund
*Kentucky Tax-Free Fund
                                 Countrywide Investment Trust
                                  Short Term Government Income Fund
                                  Institutional Government Income Fund
                                  Money Market Fund
                                  *Intermediate Bond Fund
                                  *Intermediate Term Government Income
                                     Fund
                                  *Adjustable Rate U.S. Government
                                     Securities Fund
                                  *Global Bond Fund

         You may request an exchange by sending a written request to the Transfer Agent. The request must be signed exactly as your name appears on the Trust's account records. Exchanges may also be requested by telephone. If you are unable to execute your transaction by telephone (for example during times of unusual market activity) consider requesting your exchange by mail or by visiting the Trust's offices at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202. An exchange will be effected at the next determined net asset value (or offering price, if sales load is applicable) after receipt of a request by the Transfer Agent.

         Exchanges may only be made for shares of funds then offered for sale in your state of residence and are subject to the applicable minimum initial investment requirements. The exchange privilege may be modified or terminated by the Board of Trustees upon 60 days' prior notice to shareholders. An exchange results in a sale of fund shares, which may cause you to recognize a capital gain or loss. Before making an exchange, contact the Transfer Agent to obtain a current prospectus for any of the other funds of Countrywide Investments and more information about exchanges among Countrywide Investments.

DIVIDENDS AND DISTRIBUTIONS
---------------------------
         Each Fund expects to distribute substantially all of its net investment income, if any, annually. Each Fund expects to distribute any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

         Distributions are paid according to one of the following options:

         Share Option -                income distributions and capital gains
                                       distributions reinvested in additional
                                       shares.

         Income Option -            income distributions and short-term capital
                                    gains distributions paid in cash; long-term capital gains distributions reinvested in additional shares.

         Cash Option -              income distributions and capital
                                    gains distributions paid in cash.

You should indicate your choice of option on your application. If no option is specified on your application, distributions will automatically be reinvested in additional shares. All distributions will be based on the net asset value in effect on the payable date.

         If you select the Income Option or the Cash Option and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current net asset value and your account will be converted to the Share Option.

         An investor who has received in cash any dividend or capital gains distribution from either Fund may return the distribution within thirty days of the distribution date to the Transfer Agent for reinvestment at the net asset value next determined after its return. The investor or his dealer must notify the Transfer Agent that a distribution is being reinvested pursuant to this provision.

TAXES
------
         Each Fund intends to qualify for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. Each Fund intends to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Distributions of net investment income as well as from net realized short-term capital gains, if any, are taxable as ordinary income. Dividends distributed by the Funds from net investment income may be eligible, in whole or in part, for the dividends received deduction available to corporations. Distributions of net realized long-term capital gains are taxable as long-term capital gains regardless of how long you have held your Fund shares. Redemptions and exchanges of shares of the Funds are taxable events on which a shareholder may realize a gain or loss.

         The Funds will mail to each of their shareholders a statement indicating the amount and federal income tax status of all distributions made during the year. In addition to federal taxes, shareholders of the Funds may be subject to state and local taxes on distributions. Shareholders should consult their tax advisors about the tax effect of distributions and withdrawals from the Funds and the use of the Automatic Withdrawal Plan and the Exchange Privilege. The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares.

OPERATION OF THE FUNDS
----------------------
         The Funds are non-diversified series of Countrywide Strategic Trust, an open-end management investment company organized as a Massachusetts business trust on November 18, 1982. The Board of Trustees supervises the business activities of the Trust. Like other mutual funds, the Trust retains various organizations to perform specialized services for the Funds.

         The Trust retains Countrywide Investments, Inc., 312 Walnut Street, Cincinnati, Ohio (the "Manager"), to provide general investment supervisory services to the Funds and to manage the Funds' business affairs. The Manager was organized in 1974 and is also the investment adviser to three other series of the Trust, seven series of Countrywide Investment Trust and seven series of Countrywide Tax-Free Trust. The Manager is an indirect wholly-owned subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending. Each Fund pays the Manager a fee equal to the annual rate of 1.00% of the average value of its daily net assets up to $50 million; .90% of such assets from $50 million to $100 million; .80% of such assets from $100 million to $200 million; and .75% of such assets in excess of $200 million.

     Mastrapasqua & Associates, Inc. (the "Adviser"), 814 Church Street, Nashville, Tennessee, has been retained by the Manager to manage the Funds' investments. The Adviser was organized in 1993 and provides investment advisory services to institutions and individual investors. The Manager (not the Funds) pays the Adviser a fee equal to the annual rate of .60% of the average value of each Fund's daily net assets up to $50 million; .50% of such assets from $50 million to $100 million; .40% of such assets from $100 to $200 million; and .35% of such assets in excess of $200 million.

         Frank Mastrapasqua, Ph.D, Chairman and Chief Executive Officer of the Adviser, and Thomas A. Trantum, President of the Adviser, are primarily responsible for managing the portfolios of each Fund. Mr. Mastrapasqua founded the Adviser in 1993. Prior to 1993, he was Director of Research and Chief Investment Strategist and a partner at J.C. Bradford & Co. Mr. Trantum was previously Senior Security Analyst and a partner at J.C. Bradford & Co.

     The Funds are responsible for the payment of all operating expenses, including fees and expenses in connection with membership in investment company organizations, brokerage fees and commissions, legal, auditing and accounting expenses, expenses of registering shares under federal and state securities laws, expenses related to the distribution of the Funds' shares (see "Distribution Plan"), insurance expenses, taxes or governmental fees, fees and expenses of the custodian, transfer agent and accounting and pricing agent of the Funds, fees and expenses of members of the Board of Trustees who are not interested persons of the Trust, the cost of preparing and distributing prospectuses, statements, reports and other documents to shareholders, expenses of shareholders' meetings and proxy solicitations, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Funds may be a party and indemnification of the Trust's officers and Trustees with respect thereto.

         The Trust has retained Countrywide Fund Services, Inc., P.O. Box 5354, Cincinnati, Ohio (the "Transfer Agent"), an indirect wholly-owned subsidiary of Countrywide Credit Industries, Inc., to serve as the Funds' transfer agent, dividend paying agent and shareholder service agent.

         The Transfer Agent also provides accounting and pricing services to the Funds. The Transfer Agent receives a monthly fee from each Fund for calculating daily net asset value per share and maintaining such books and records as are necessary to enable it to perform its duties.

         In addition, the Transfer Agent has been retained by the Manager to assist the Manager in providing administrative services to the Funds. In this capacity, the Transfer Agent supplies executive, administrative and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. The Manager (not the Funds) pays the Transfer Agent a fee for these administrative services equal to the annual rate of .1% of the average value of each Fund's daily net assets.

          The Manager serves as principal underwriter for the Funds and, as such, is the exclusive agent for the distribution of shares of the Funds. Angelo
R. Mozilo, Chairman and a director of the Manager, is a Trustee of the Trust. Robert H. Leshner, President and a director of the Manager, is President and a Trustee of the Trust. Robert G. Dorsey, Treasurer of the Manager, is Vice President of the Trust. John F. Splain, Secretary and General Counsel of the Manager, is Secretary of the Trust.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its objective of seeking best execution of portfolio transactions, the Adviser may give consideration to sales of shares of the Funds as a factor in the selection of brokers and dealers to execute portfolio transactions of the Funds. Subject to the requirements of the Investment Company Act of 1940 and procedures adopted by the Board of Trustees, the Funds may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or (iii) an affiliated person of which is an affiliated person of the Trust, the Manager or the Adviser.

         Shares of each Fund have equal voting rights and liquidation rights. Each Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the Investment Company Act of 1940 or otherwise. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the Investment Company Act of 1940 in order to facilitate communications among shareholders.

DISTRIBUTION PLAN
-----------------
         Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Funds have adopted a plan of distribution (the "Plan") under which the Funds may directly incur or reimburse the Manager for certain distribution-related expenses, including payments to securities dealers and others who are engaged in the sale of shares of the Funds and who may be advising investors regarding the purchase, sale or retention of Fund shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Transfer Agent; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Funds; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and any other expenses related to the distribution of the Funds' shares.

         The annual limitation for payment of expenses pursuant to the Plan is .25% of each Fund's average daily net assets. Unreimbursed expenditures will not be carried over from year to year. In the event the Plan is terminated by a Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred by the Adviser after the date the Plan terminates.

         Pursuant to the Plan, the Funds may also make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Trust believes that the Glass- Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Trust believes that there would be no material impact on the Funds or their shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

         The National Association of Securities Dealers, in its Rules of Fair Practice, places certain limitations on asset-based sales charges of mutual funds. These Rules require fund-level accounting in which all sales charges -- front-end load, 12b-1 fees or contingent deferred load -- terminate when a percentage of gross sales is reached.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
----------------------------------------------------
         On each day that the Trust is open for business, the public offering price (net asset value plus applicable sales load) of the shares of each Fund is determined as of the close of the regular session of trading on the New York Stock Exchange, currently 4:00 p.m., Eastern time. The Trust is open for business on each day the New York Stock Exchange is open for business and on any other day when there is sufficient trading in a Fund's investments that its net asset value might be materially affected. The net asset value per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent.

         Each Fund's portfolio securities are valued as follows: (i) securities which are traded on stock exchanges are valued at the last sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, (ii) securities traded in the over-the-counter market are valued at the last sale price (or, if the last sale price is not readily available, at the last bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, (iii) securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market and (iv) securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. The net asset value per share of each Fund will fluctuate with the value of the securities it holds.

PERFORMANCE INFORMATION
-----------------------
         From time to time, each Fund may advertise its "average annual total return." Each Fund may also advertise "yield." Both yield and average annual total return figures are based on historical earnings and are not intended to indicate future performance.

         The "average annual total return" of a Fund refers to the average annual compounded rates of return over the most recent 1, 5 and 10 year periods or, where the Fund has not been in operation for such period, over the life of the Fund (which periods will be stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions and the deduction of the current maximum sales load from the initial investment. A Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from "average annual total return." A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation of total return may also indicate average annual compounded rates of return over periods other than those specified for "average annual total return." These nonstandardized returns do not include the effect of the applicable sales load which, if included, would reduce total return. A nonstandardized quotation of total return will always be accompanied by a Fund's "average annual total return" as described above.

         The "yield" of a Fund is computed by dividing the net investment income per share earned during a thirty-day (or one month) period stated in the advertisement by the maximum public offering price per share on the last day of the period (using the average number of shares entitled to receive dividends). The yield formula assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.

         From time to time, the Funds may advertise their performance rankings as published by recognized independent mutual fund statistical services such as Lipper Analytical Services, Inc. ("Lipper"), or by publications of general interest such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Fortune or Morningstar Mutual Fund Values. The Funds may also compare their performance to that of other selected mutual funds, averages of the other mutual funds within their categories as determined by Lipper, or recognized indicators such as the Standard & Poor's 500 Stock Index or the NASDAQ Composite Index. In connection with a ranking, the Funds may provide additional information, such as the particular category of funds to which the ranking relates, the number of funds in the category, the criteria upon which the ranking is based, and the effect of fee waivers and/or expense reimbursements, if any. The Funds may also present their performance and other investment characteristics, such as volatility or a temporary defensive posture, in light of the Adviser's view of current or past market conditions or historical trends.

Countrywide Strategic Trust

312 Walnut Street, 21st Floor
Cincinnati, Ohio 45202-4004
Nationwide (Toll-Free) 800-543-8721
Cincinnati 513-629-2000

Board of Trustees
Donald L. Bogdon, M.D.
John R. Delfino
H. Jerome Lerner
Robert H. Leshner
Angelo R. Mozilo
Oscar P. Robertson
John F. Seymour, Jr.
Sebastiano Sterpa

Investment Manager
Countrywide Investments, Inc.
312 Walnut Street, 21st Floor
Cincinnati, Ohio  45202-4004

Transfer Agent
Countrywide Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio  45201-5354

Shareholder Service
Nationwide: (Toll-Free) 800-543-0407
Cincinnati: 513-629-2050

Rate Line
Nationwide: (Toll-Free) 800-852-3809
Cincinnati: 513-579-0999

                                                 TABLE OF CONTENTS


                                                                        PAGE

EXPENSE INFORMATION...............................................

FINANCIAL HIGHLIGHTS..............................................

INVESTMENT OBJECTIVE AND POLICIES............................... .

HOW TO PURCHASE SHARES.......................................... .

SHAREHOLDER SERVICES............................................ .

HOW TO REDEEM SHARES............................................ .

EXCHANGE PRIVILEGE ...............................................

DIVIDENDS AND DISTRIBUTIONS.......................................

TAXES.............................................................

OPERATION OF THE FUNDS ...........................................

DISTRIBUTION PLAN .................................................

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE...............

PERFORMANCE INFORMATION...........................................


         No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Trust. This Prospectus does not constitute an offer by the Trust to sell shares in any State to any person to whom it is unlawful for the Trust to make such offer in such State.

                           COUNTRYWIDE STRATEGIC TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                 __________, 1997

                                Growth/Value Fund
                             Aggressive Growth Fund

         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of the Growth/Value Fund and the Aggressive Growth Fund of Countrywide Strategic Trust dated ________, 1997. A copy of the Funds' Prospectus can be obtained by writing the Trust at 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202-4094, or by calling the Trust nationwide toll-free 800-543-0407, or in Cincinnati 629-2050.

                       STATEMENT OF ADDITIONAL INFORMATION

                           Countrywide Strategic Trust
                          312 Walnut Street, 21st Floor
                           Cincinnati, Ohio 45202-4094

                                TABLE OF CONTENTS
                                                                      PAGE

THE TRUST..................................................

QUALITY RATINGS OF FIXED-INCOME OBLIGATIONS. . . . . . . .

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS..............

INVESTMENT LIMITATIONS.....................................

TRUSTEES AND OFFICERS......................................

THE INVESTMENT MANAGER AND UNDERWRITER.....................

THE INVESTMENT ADVISER . . . . . . . . . . . . . . . . . .

DISTRIBUTION PLAN. . . . ..................................

SECURITIES TRANSACTIONS....................................

PORTFOLIO TURNOVER.........................................

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE. . . .

OTHER PURCHASE INFORMATION.................................

TAXES......................................................

REDEMPTION IN KIND.........................................

HISTORICAL PERFORMANCE INFORMATION.........................

CUSTODIAN..................................................

AUDITORS...................................................

TRANSFER AGENT . ..........................................

FINANCIAL STATEMENTS.......................................

THE TRUST
---------
         Countrywide Strategic Trust (the "Trust"), formerly Midwest Strategic Trust, was organized as a Massachusetts business trust on November 18, 1982. The Trust currently offers six series of shares to investors: the U.S. Government Securities Fund, the Treasury Total Return Fund (formerly the Leshner Financial Treasury Total Return Fund), the Utility Fund (formerly the Leshner Financial Utility Fund), the Equity Fund (formerly the Leshner Financial Equity Fund), the Growth/Value Fund and the Aggressive Growth Fund. This Statement of Additional Information provides information relating to the Growth/Value Fund and the Aggressive Growth Fund (referred to individually as a "Fund" and collectively as the "Funds"). Information relating to the U.S. Government Securities Fund, the Treasury Total Return Fund, the Utility Fund and the Equity Fund is contained in a separate Statement of Additional Information. Each Fund has its own investment strategies and policies.

         Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

         Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust as does a partner of a partnership. However, numerous investment companies registered under the Investment Company Act of 1940 have been formed as Massachusetts business trusts and the Trust is not aware of an instance where such result has occurred. In addition, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust Agreement also provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of personal liability is remote.

QUALITY RATINGS OF FIXED-INCOME OBLIGATIONS
-------------------------------------------
MOODY'S INVESTORS SERVICE, INC. PROVIDES THE FOLLOWING DESCRIPTIONS OF ITS CORPORATE BOND RATINGS:

         Aaa - "Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

         Aa - "Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities."

         A - "Bonds which are rated A possess many favorable investment attributes and are considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

        Baa - "Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well."

    Ba - "Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this class."

     B - "Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

   Caa - "Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."

    Ca - "Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."

    C - "Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."

STANDARD & POOR'S RATINGS GROUP PROVIDES THE FOLLOWING DESCRIPTIONS OF ITS CORPORATE BOND RATINGS:

         AAA - "Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong."

         AA - "Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree."

         A - "Debt rated A has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories."

      BBB - "Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."

     BB - "Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating."

    B - "Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating."

  CCC - "Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial or economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest or repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating."

   CC - "The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating."

    C - "The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy has been filed but debt service payments are continued."

   CI - "The rating CI is reserved for income bonds on which no interest is being paid."

    D - "Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition and debt service payments are jeopardized.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS
----------------------------------------------
         A more detailed discussion of some of the terms used and investment policies described in the Prospectus (see "Investment Objective and Policies") appears below:

         BANK DEBT INSTRUMENTS. Bank debt instruments in which the Funds may invest consist of certificates of deposit, bankers' acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or of banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Investments in time deposits maturing in more than seven days will be subject to each Fund's restrictions on illiquid investments (see "Investment Limitations"). The Funds may also invest in certificates of deposit, bankers' acceptances and time deposits issued by foreign branches of national banks. Eurodollar certificates of deposit are negotiable U.S. dollar denominated certificates of deposit issued by foreign branches of major U.S. commercial banks. Eurodollar bankers' acceptances are U.S. dollar denominated bankers' acceptances "accepted" by foreign branches of major U.S. commercial banks. Investments in the obligations of foreign branches of U.S. commercial banks may be subject to special risks, including future political and economic developments, imposition of withholding taxes on income, establishment of exchange controls or other restrictions, less governmental supervision and the lack of uniform accounting, auditing and financial reporting standards that might affect an investment adversely.

         COMMERCIAL PAPER. Commercial paper consists of short-term, (usually from one to two hundred seventy days) unsecured promissory notes issued by U.S. corporations in order to finance their current operations. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to each Fund's restrictions on illiquid investments (see "Investment Limitations") unless, in the judgment of the Adviser, subject to the direction of the Board of Trustees, such note is liquid.

     WHEN-ISSUED SECURITIES. The Funds will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities. In addition, the Funds may purchase securities on a when-issued basis only if delivery and payment for the securities takes place within 60 days after the date of the transaction. In connection with these investments, each Fund will direct its Custodian to place cash, U.S. Government obligations or other liquid high-grade debt obligations in a segregated account in an amount sufficient to make payment for the securities to be purchased. When a segregated account is maintained because a Fund purchases securities on a when-issued basis, the assets deposited in the segregated account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of a Fund's commitments to purchase securities on a when-issued basis. To the extent funds are in a segregated account, they will not be available for new investment or to meet redemptions. Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher returns, a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will experience greater fluctuation. The purchase of securities on a when-issued basis may involve a risk of loss if the seller fails to deliver after the value of the securities has risen.

         When the time comes for a Fund to make payment for securities purchased on a when-issued basis, the Fund will do so by using then available cash flow, by sale of the securities held in the segregated account, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the securities purchased on a when-issued basis themselves (which may have a market value greater or less than the Fund's payment obligation). Although a Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, the Funds may sell these securities before the settlement date if it is deemed advisable by the Adviser as a matter of investment strategy.

         REPURCHASE AGREEMENTS. The Aggressive Growth Fund may enter into repurchase agreements. Repurchase agreements are transactions by which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, the Fund intends to enter into repurchase agreements only with its Custodian, with banks having assets in excess of $10 billion and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Fund's Custodian at the Federal Reserve Bank. The Fund will not enter into a repurchase agreement not terminable within seven days if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities and other illiquid securities.

         Although the securities subject to a repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund's acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund's money will be invested in the securities, and will not be related to the coupon rate of the purchased security. At the time the Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed the value of the repurchase agreement, and in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. The collateral securing the seller's obligation must be of a credit quality at least equal to the Fund's investment criteria for portfolio securities and will be held by the Custodian or in the Federal Reserve Book Entry System.

         For purposes of the Investment Company Act of 1940, a repurchase agreement is deemed to be a loan from the Fund to the seller subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the securities purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the security. If a court characterized the transaction as a loan and the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case, the seller. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security, in which case the Fund may incur a loss if the proceeds to it of the sale of the security to a third party are less than the repurchase price. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

         LOANS OF PORTFOLIO SECURITIES. Each Fund may lend its portfolio securities subject to the restrictions stated in the Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the value of the loaned securities. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by a Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. The Funds receive amounts equal to the dividends or interest on loaned securities and also receive one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. The Funds may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Trustees determine that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Trustees separately consider the propriety of any fee shared by the placing broker with the borrower, and that the fees are not used to compensate the Adviser or any affiliated person of the Trust or an affiliated person of the Adviser or other affiliated person. The terms of the Funds' loans must meet applicable tests under the Internal Revenue Code and permit the Funds to reacquire loaned securities on five days' notice or in time to vote on any important matter.

         FOREIGN SECURITIES. Each Fund may invest in the securities (payable in U.S. dollars) of foreign issuers. Because the Funds may invest in foreign securities, an investment in the Funds involves risks that are different in some respects from an investment in a fund which invests only in securities of U.S. domestic issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S.
company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. There may be less governmental supervision of securities markets, brokers and issuers of securities. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Settlement practices may include delays and may differ from those customary in United States markets. Investments in foreign securities may also be subject  to  other  risks  different  from  those  affecting  U.S.  investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and difficulty in enforcing legal rights outside the United States.

         TRANSACTIONS IN OPTIONS AND FUTURES. The Adviser may engage in the use of the options and futures strategies for the Aggressive Growth Fund described below.

         1. Futures Contracts: The Aggressive Growth Fund may enter into contracts for the future delivery of securities commonly referred to as "futures contracts." A futures contract is a contract by the Fund to buy or sell securities at a specified date and price. No payment is made for securities when the Fund buys a futures contract and no securities are delivered when the Fund sells a futures contract. Instead, the Fund makes a deposit called an "initial margin" equal to a percentage of the contract's value. Payment or delivery is made when the contract expires. Futures contracts will be used only as a hedge against anticipated interest rate changes and for other transactions permitted to entities exempt from the definition of the term commodity pool operator. The Fund will not enter into a futures contract if immediately thereafter the sum of the then aggregate futures market prices of financial or other instruments required to be delivered under open futures contract sales and the aggregate futures market prices of financial instruments required to be delivered under open futures contract purchases would exceed one-third of the value of its total assets. The Fund will not enter into a futures contract if immediately thereafter more than 5% of the fair market value of its assets would be committed to initial margins.

     2.  Writing Covered Call Options on Equity Securities:  The
Aggressive Growth Fund may write covered call options on equity securities to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is "covered" if the Fund owns the underlying security subject to the call option at all times during the option period. A covered call writer is required to deposit in escrow the underlying security in accordance with the rules of the exchanges on which the option is traded and the appropriate clearing agency.

         The writing of covered call options is a conservative investment technique which the Adviser believes involves relatively little risk. However, there is no assurance that a closing transaction can be effected at a favorable price. During
                                                     - 11 -
the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

         The Fund may write covered call options if, immediately thereafter, not more than 25% of its net assets would be committed to such transactions. The ability of the Fund to write covered call options may be limited by the tax requirement that less than 30% of the Fund's gross income be derived from the sale or other disposition of securities held for less than 3 months.

     3.        Writing Covered Put Options on Equity Securities:  The
Aggressive Growth Fund may write covered put options on securities and on futures contracts to assure a definite price for a security if it is considering acquiring the security at a lower price than the current market price or to close out options previously purchased. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period. The operation of put options in other respects is substantially identical to that of call options. When the Fund writes a covered put option, it maintains in a segregated account with its Custodian cash or liquid debt obligations in an amount not less than the exercise price at all times while the put option is outstanding.

         The risks involved in writing put options include the risk that a closing transaction cannot be effected at a favorable price and the possibility that the price of the underlying security may fall below the exercise price, in which case the Fund may be required to purchase the underlying security at a higher price than the market price of the security at the time the option is exercised. The Fund may not write a put option if, immediately thereafter, more than 25% of its net assets would be committed to such transactions.

     4. Purchasing Options on Futures Contracts: The Aggressive Growth Fund may purchase put and call options on futures contracts. The purchase of put options on futures contracts hedges the Fund's portfolio against the risk of rising interest rates. The purchase of call options on futures contracts is a means of obtaining temporary exposure to market appreciation at limited risk and is a hedge against a market advance when the Fund is not fully invested. Assuming that any decline in the securities being hedged is accompanied by a rise in interest rates, the purchase of options on the futures contracts may generate gains which can partially offset any decline in the value of the Fund's portfolio securities which have been hedged. However, if after the Fund purchases an option on a futures contract, the value of the securities being hedged moves in the opposite direction from that contemplated, the Fund will tend to experience losses in the form of premiums on such options which would partially offset gains the Fund would have.

         A futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. The Fund may purchase put and call options on futures contracts which are traded on a national exchange or board of trade and sell such options to terminate an existing position. Options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security, at a specified exercise price at any time during the period of the option.

         The holder of an option on a futures contract may terminate his position by selling an option of the same series. There is no guarantee that such closing transactions can be effected. In addition to the risks which apply to all options, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Compared to the use of futures contracts, the purchase of options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options, plus transaction costs.

     5. Options Transactions Generally: Option transactions in which the Aggressive Growth Fund may engage involve the specific risks described above as well as the following risks: the writer of an option may be assigned an exercise at any time during the option period; disruptions in the markets for underlying instruments could result in losses for options investors; imperfect or no correlation between the option and the securities being hedged; the insolvency of a broker could present risks for the broker's customers; and market imposed restrictions may prohibit the exercise of certain options. In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund. The success of the Fund in using the option strategies described above depends, among other things, on the Adviser's ability to predict the direction and volatility of price movements in the options, futures contracts and securities markets and the Adviser's ability to select the proper time, type and duration of the options.

         MAJORITY. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Trust (or of any Fund) means the lesser of (1) 67% or more of the outstanding shares of the Trust (or the applicable

Fund) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or the applicable Fund) are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Trust (or the applicable Fund).

INVESTMENT LIMITATIONS
----------------------
         The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Funds. These limitations may not be changed with respect to any Fund without the affirmative vote of a majority of the outstanding shares of that Fund.

         THE LIMITATIONS APPLICABLE TO EACH FUND ARE:

         1. Borrowing Money. Each Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that, when made, such temporary borrowings are in an amount not exceeding 5% of the Growth/Value Fund's total assets. Each Fund also will not make any borrowing which would cause outstanding borrowings to exceed one-third of the value of its total assets.

        2. Pledging. Each Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any security owned or held by the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Each Fund will not mortgage, pledge or hypothecate more than one-third of its assets in connection with borrowings.

         3. Options. Each Fund will not purchase or sell puts, calls, options, straddles, commodities or commodities futures except as described in the Prospectus and this Statement of Additional Information.

         4. Mineral Leases. Each Fund will not purchase oil, gas or other mineral leases, rights or royalty contracts.

         5. Underwriting. Each Fund will not act as underwriters of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of its portfolio securities, a Fund may be deemed an underwriter under certain federal securities laws.

         6. Concentration. Each Fund will not invest more than 25% of its total assets in the securities of issuers in any particular industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies or instrumentalities or repurchase agreements with respect thereto.

     7. Real Estate. Each Fund will not purchase, hold or deal in real estate or real estate mortgage loans, except it may purchase (a) U.S. Government obligations, (b) securities of companies which deal in real estate, or (c) securities which are secured by interests in real estate or by interests in mortgage loans including securities secured by mortgage-backed securities.

         8. Loans. Each Fund will not make loans to other persons if, as a result, more than one-third of the value of its total assets would be subject to such loans. This limitation does not apply to (a) the purchase of marketable bonds, debentures, commercial paper or corporate notes, and similar marketable evidences of indebtedness which are part of an issue for the public or (b) entry into repurchase agreements.

         9. Investing for Control. Each Fund will not invest in companies for the purpose of exercising control.

         10. Senior Securities. Each Fund will not issue or sell any senior security. This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemptions of securities, or to arrangements with respect to transactions involving options, futures contracts and other similar permitted investments and techniques.

THE FOLLOWING INVESTMENT LIMITATIONS FOR THE FUNDS ARE NONFUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL:

         1. Illiquid Investments. Each Fund will not purchase securities for which there are legal or contractual restrictions on resale or for which no readily available market exists (or, which respect to the Aggressive/Growth Fund, engage in a repurchase agreement maturing in more than seven days) if, as a result thereof, more than 15% of the value of a Fund's net assets would be invested in such securities.

         2. Margin Purchases. Each Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities or to the extent necessary to engage in transactions described in the Prospectus and Statement of Additional Information which involve margin purchases.

         3.   Short Sales.  Each Fund will make short sales of securities.

     4.   Other Investment Companies.  Each Fund will not invest more than
5% of its total assets in the securities of any investment company and will not invest more than 10% of the value of its total assets in securities of other investment companies.

     With respect to the percentages adopted by the Trust as maximum limitations on the Funds' investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

TRUSTEES AND OFFICERS
---------------------
         The following is a list of the Trustees and executive officers of the Trust and their compensation from the Trust and their aggregate compensation from the Countrywide Family of Funds (consisting of the Trust, Countrywide Tax-Free Trust and Countrywide Investment Trust) for the fiscal year ended March 31, 1997. Each Trustee who is an "interested person" of the Trust, as defined by the Investment Company Act of 1940, is indicated by an asterisk. Each Trustee is also a Trustee of Countrywide Tax- Free Trust and Countrywide Investment Trust.
                                                             AGGREGATE
                                                              COMPENSATION
                             POSITION          COMPENSATION      FROM
NAME                    AGE   HELD             FROM TRUST  COUNTRYWIDE FAMILY
 Donald L. Bodgon, MD   66    Trustee            $      0     $     0
 John R. Delfino        63    Trustee                   0           0
+H. Jerome Lerner       58    Trustee               2,983       9,030
*Robert H. Leshner      57    President/Trustee         0           0
*Angelo R. Mozilo       58    Chairman/Trustee          0           0
+Oscar P. Robertson     57    Trustee               2,583       7,750
 John F. Seymour, Jr.   59    Trustee                   0           0
+Sebastiano Sterpa      67    Trustee                   0           0
 John F. Splain         40    Secretary                 0           0
 Mark J. Seger          35    Treasurer                 0           0

  * Mr. Leshner and Mr. Mozilo, as officers and directors of Countrywide Investments, Inc., are each an "interested person" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

  +  Member of Audit Committee.

         The principal occupations of the Trustees and executive officers of the Trust during the past five years are set forth below:

         DONALD L. BOGDON, M.D., 435 Arden Avenue, Glendale, California is a physician with Hematology Oncology Consultants and a Director of Verdugo VNA (a hospice facility). Until 1996 he was President of Western Hematology/Oncology and until 1993 he was Chairman of the Board of Glendale Memorial Hospital.

         JOHN R. DELFINO, 2029 Century Park East, Los Angeles, California is President of Concorde Capital Corporation (an investment firm). Until 1993 he was a director of Cypress Financial and Chairman of Rancho Santa Margarita, mortgage banking firms.

         H. JEROME LERNER, 7149 Knoll Road, Cincinnati, Ohio is a principal of HJL Enterprises and is Chairman of Crane Electronics, Inc., a manufacturer of electronic connectors.

         ROBERT H. LESHNER, 312 Walnut Street, Cincinnati, Ohio is President and a director of Countrywide Investments, Inc. (the investment adviser and principal underwriter of the Trust) and Countrywide Financial Services, Inc. (a financial services company and parent of Countrywide Investments, Inc. and Countrywide Fund Services, Inc.). He is Vice Chairman and a director of Countrywide Fund Services, Inc. (a registered transfer agent) and President and a Trustee of Countrywide Tax-Free Trust and Countrywide Investment Trust, registered investment companies.

         ANGELO R. MOZILO, 155 North Lake Avenue, Pasadena, California is Vice Chairman and Executive Vice President of Countrywide Credit Industries, Inc. (a holding company). He is a director of Countrywide Home Loans, Inc. (a residential mortgage lender), CTC Foreclosure Services Corporation (a foreclosure trustee) and LandSafe, Inc. (the parent company of fifteen LandSafe entities which provide property appraisals, credit reporting services, title insurance and/or closing services for residential mortgages), each a subsidiary of Countrywide Credit Industries, Inc. He is Chairman and a director of Countrywide Financial Services, Inc., Countrywide Investments, Inc., Countrywide Fund Services, Inc., Countrywide Servicing Exchange (a loan servicing broker), Countrywide Capital Markets, Inc., (parent company of Countrywide Securities Corporation and Countrywide Servicing Exchange) and various LandSafe subsidiaries and is Chairman and Chief Executive Officer of Countrywide Securities Corporation (a registered broker-dealer), each a subsidiary of Countrywide Credit Industries, Inc. He is also Vice Chairman of CWM Mortgage Holdings, Inc. (a publicly-held real estate investment trust).

         OSCAR P. ROBERTSON,  4293 Muhlhauser Road, Fairfield, Ohio is President
of  Orchem  Corp.,  a  chemical  specialties   distributor,   and  Orpack  Stone
Corporation, a corrugated box manufacturer.

         JOHN F. SEYMOUR, JR., 46-393 Blackhawk Drive, Indian Wells, California is Chief Executive Officer of the Southern California Housing Development Agency and a consultant for Orange Coast Title Co. (a title insurance company). He is also a director of Irvine Apartment Communities (a real estate investment trust) and Inco Homes (a home builder). Until 1994 he was a director of the California Housing Finance Agency.

         SEBASTIANO STERPA, 200 West Glenoaks Boulevard, Glendale, California is Chairman of Sterpa Realty, Inc. and Chairman and a director of the California Housing Finance Agency. He is also a director of Real Estate Business Services and a director of the SunAmerica Mutual Funds.

         JOHN F. SPLAIN, 312 Walnut Street, Cincinnati, Ohio is Secretary and General Counsel of Countrywide Investments, Inc. and Countrywide Financial Services, Inc. and Vice President, Secretary and General Counsel of Countrywide Fund Services, Inc. He is also Secretary of Countrywide Tax-Free Trust,
Countrywide Investment Trust, Brundage, Story and Rose Investment Trust, Williamsburg Investment Trust, Markman MultiFund Trust, The Tuscarora Investment Trust, PRAGMA Investment Trust, Maplewood Investment Trust, a series company, and The Thermo Opportunity Fund, Inc. and Assistant Secretary of Schwartz Investment Trust, Fremont Mutual Funds, Inc., Capitol Square Funds, The Gannett Welsh & Kotler Funds and Interactive Investments, all of which are registered investment companies.

         MARK J. SEGER, C.P.A., 312 Walnut Street, Cincinnati, Ohio is Vice President and Fund Controller of Countrywide Fund Services, Inc. He is also Treasurer of Countrywide Tax-Free Trust, Countrywide Investment Trust, Brundage, Story and Rose Investment Trust, Williamsburg Investment Trust, Markman MultiFund Trust, PRAGMA Investment Trust, Maplewood Investment Trust, a series company, The Thermo Opportunity Fund, Inc. and Capitol Square Funds, Assistant Treasurer of Schwartz Investment Trust, The Tuscarora Investment Trust, The Gannett Welsh & Kotler Funds and Interactive Investments and Assistant Secretary of Fremont Mutual Funds, Inc.

         Each Trustee, except for Messrs. Leshner and Mozilo, receives a quarterly retainer of $1,500 and a fee of $1,500 for each Board meeting attended. Such fees are split equally among the Trust, Countrywide Tax-Free Trust and Countrywide Investment
Trust.

THE INVESTMENT MANAGER AND UNDERWRITER
--------------------------------------
         Countrywide Investments, Inc. (the "Manager") performs management, statistical, portfolio adviser selection and other services for the Funds. The Manager is a subsidiary of Countrywide Financial Services, Inc., which is a wholly-owned subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending. Messrs. Mozilo and Leshner may be deemed to be affiliates of the Manager by reason of their position as Chairman and President, respectively, of the Manager. Messrs. Mozilo and Leshner, by reason of such affiliation, may directly or indirectly receive benefits from the management fees paid to the Manager.

         Under the terms of the management agreements between the Trust and the Manager, each Fund pays the Manager a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of its average daily net assets up to $50,000,000, .90% of such assets from $50,000,000 to $100,000,000, .80% of such assets from $100,000,000 to $200,000,000 and .75% of such assets in excess of $200,000,000. The total fees paid by a Fund during the first and second halves of each fiscal year of the Trust may not exceed the semiannual total of the daily fee accruals requested by the Manager during the applicable six month period.

         The Funds are responsible for the payment of all expenses incurred in connection with the organization, registration of shares and operations of the Funds, including such extraordinary or non-recurring expenses as may arise, such as litigation to which the Trust may be a party. The Funds may have an obligation to indemnify the Trust's officers and Trustees with respect to such litigation, except in instances of willful misfeasance, bad faith, gross negligence or reckless disregard by such officers and Trustees in the performance of their duties. The Manager bears promotional expenses in connection with the distribution of the Funds' shares to the extent that such expenses are not assumed by the Funds under their plan of distribution (see below). The compensation and expenses of any officer, Trustee or employee of the Trust who is an officer, director, employee or stockholder of the Manager are paid by the Manager.

         By their terms, the Funds' management agreements will remain in force until February 28, 1999 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Funds' management agreements may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of a Fund's outstanding voting securities, or by the Manager. The management agreements automatically terminate in the event of their assignment, as defined by the Investment Company Act of 1940 and the rules thereunder.

         The Manager is also the principal underwriter of the Funds and, as such, the exclusive agent for distribution of shares of the Funds. The Manager is obligated to sell the shares on a best efforts basis only against purchase orders for the shares. Shares of each Fund are offered to the public on a continuous basis.

         The Manager currently allows concessions to dealers who sell shares of the Funds. The Manager receives that portion of the sales load which is not reallowed to the dealers who sell shares of the Funds. The Manager retains the entire sales load on all direct initial investments in the Funds and on all investments in accounts with no designated dealer of record.

         The Funds may compensate dealers, including the Manager and its affiliates, based on the average balance of all accounts in the Funds for which the dealer is designated as the party responsible for the account. See "Distribution Plan" below.

INVESTMENT ADVISER
------------------
     Mastrapasqua & Associates, Inc. (the "Adviser") has been retained by the Manager to serve as the discretionary portfolio adviser of the Funds. The Adviser selects the portfolio securities for investment by the Funds, purchases and sells securities of the Funds and places orders for the execution of such portfolio transactions, subject to the general supervision of the Board of Trustees and the Manager. The Adviser receives a fee equal to the annual rate of
 .6% of each Fund's average daily net assets up to $50,000,000, .5% of such assets from $50,000,000 to $100,000,000, .4% of such assets from $100,000,000 to
$200,000,000 and .35% of such assets in excess of $200,000,000. The services provided by the Adviser are paid for wholly by the Manager. The compensation of any officer, director or employee of the Adviser who is rendering services to the Fund is paid by the Adviser.

     The employment of the Adviser will remain in force until February 28, 1999 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The employment of the Adviser may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of a majority of a Fund's outstanding voting securities, by the Manager, or by the Adviser. The agreement with the Adviser automatically terminated in the event of its assignment, as defined by the Investment Company Act of 1940 and the rules thereunder.

DISTRIBUTION PLAN
-----------------
         As stated in the Prospectus, the Funds have adopted a plan of distribution (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 which permits each Fund to pay for expenses incurred in the distribution and promotion of the Funds' shares, including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Manager. The Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of .25% of each Fund's average daily net assets. Unreimbursed expenses will not be carried over from year to year.

         Agreements implementing the Plan (the "Implementation Agreements"), including agreements with dealers wherein such dealers agree for a fee to act as agents for the sale of the Funds' shares, are in writing and have been approved by the Board of Trustees. All payments made pursuant to the Plan are made in accordance with written agreements.

         The continuance of the Plan and the Implementation Agreements must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the Plan or any Implementation Agreement (the "Independent Trustees") at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund. In the event the Plan is terminated in accordance with its terms, the affected Fund will not be required to make any payments for expenses incurred by the Manager after the termination date. Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

         In approving the Plan, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders. The Board of Trustees believes that expenditure of the Funds' assets for distribution expenses under the Plan should assist in the growth of the Funds which will benefit the Funds and their shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plan will be renewed only if the Trustees make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of the Funds' assets for distribution will be realized. While the Plan is in effect, all amounts spent by the Funds pursuant to the Plan and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. The selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

         Angelo R. Mozilo and Robert H. Leshner, as interested persons of the Trust, may be deemed to have a financial interest in the operation of the Plan and the Implementation Agreements.

SECURITIES TRANSACTIONS
-----------------------
         Decisions to buy and sell securities for the Funds and the placing of the Funds' securities transactions and negotiation of commission rates where applicable are made by the Adviser and are subject to review by the Board of Trustees of the Trust. In the purchase and sale of portfolio securities, the Adviser seeks best execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         Generally, the Funds attempt to deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, portfolio securities for the Funds may be purchased directly from the issuer.

         The Adviser is specifically authorized to select brokers who also provide brokerage and research services to the Funds and/or other accounts over which the Adviser exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Funds and to accounts over which it exercises investment discretion.

         Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Funds and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Funds and the Adviser, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Funds effect securities transactions may be used by the Adviser in servicing all of its accounts and not all such services may be used by the Adviser in connection with the Funds.

         The Funds have no obligation to deal with any broker or dealer in the execution of securities transactions. However, the Adviser and other affiliates of the Trust, the Adviser or the Manager, may effect securities transactions which are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. No Fund will effect any brokerage transactions in its portfolio securities with the Adviser if such transactions would be unfair or unreasonable to its shareholders. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Funds do not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted from time to time with other firms. Neither the Adviser, the Manager nor affiliates of the Trust, the Manager or the Adviser will receive reciprocal brokerage business as a result of the brokerage business transacted by the Funds with other brokers.

CODE OF ETHICS. The Trust and the Manager have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The Code significantly restricts the personal investing activities of all employees of the Manager and, as described below, imposes additional, more onerous, restrictions on investment personnel of the Manager. The Code requires that all employees of the Manager preclear any personal securities investment (with limited exceptions, such as U.S. Government obligations). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. In addition, no employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any Fund. The substantive restrictions applicable to investment personnel of the Manager include a ban on acquiring any securities in an initial public offering and a prohibition from profiting on short-term trading in securities. Furthermore, the Code provides for trading "blackout periods" which prohibit trading by investment personnel of the Manager within periods of trading by the Funds in the same (or equivalent) security.

PORTFOLIO TURNOVER
------------------
         Because the Funds are actively managed by the Adviser in light of the Adviser's investment outlook for common stocks, there may be a very substantial turnover of each Fund's portfolio. A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds. A 100% turnover rate would occur if all of a Fund's portfolio securities were replaced once within a one year period.

         The Growth/Value Fund expects that the average holding period of its equity securities will be between eighteen and thirty-six months. However, the rate of portfolio turnover will depend upon market and other conditions, and it will not be a limiting factor when the Adviser believes that portfolio changes are appropriate.

         If warranted by market conditions, the Aggressive Growth Fund may engage in short-term trading if the Adviser believes the transactions, net of costs, will result in improving the income or the appreciation potential of the Fund's portfolio. Because of the possibility of short-term trading, there may be a very substantial turnover of the Fund's portfolio.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
----------------------------------------------------
         The share price (net asset value) and the public offering price (net asset value plus applicable sales load) of the shares of each Fund are determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Trust may also be open for business on other days in which there is sufficient trading in a Fund's portfolio securities that its net asset value might be materially affected. For a description of the methods used to determine the share price and the public offering price, see "Calculation of Share Price and Public Offering Price" in the Prospectus.

OTHER PURCHASE INFORMATION
--------------------------
         The Prospectus describes generally how to purchase shares of the Funds. Additional information with respect to certain types of purchases of shares of the Funds is set forth below.

         RIGHT OF ACCUMULATION. A "purchaser" (as defined in the Prospectus) of shares of a Fund has the right to combine the cost or current net asset value (whichever is higher) of his existing shares of the load funds distributed by the Manager with the amount of his current purchases in order to take advantage of the reduced sales loads set forth in the tables in the Prospectus. The purchaser or his dealer must notify the Transfer Agent that an investment qualifies for a reduced sales load. The reduced load will be granted upon confirmation of the purchaser's holdings by the Transfer Agent.

         LETTER OF INTENT. The reduced sales loads set forth in the tables in the Prospectus may also be available to any "purchaser" (as defined in the Prospectus) of shares of a Fund who submits a Letter of Intent to the Transfer Agent The Letter must state an intention to invest within a thirteen month period in any load fund distributed by the Adviser a specified amount which, if made at one time, would qualify for a reduced sales load. A Letter of Intent may be submitted with a purchase at the beginning of the thirteen month period or within ninety days of the first purchase under the Letter of Intent. Upon acceptance of this Letter, the purchaser becomes eligible for the reduced sales load applicable to the level of investment covered by such Letter of Intent as if the entire amount were invested in a single transaction.

         The Letter of Intent is not a binding obligation on the purchaser to purchase, or the Trust to sell, the full amount indicated. During the term of a Letter of Intent, shares representing 5% of the intended purchase will be held in escrow. These shares will be released upon the completion of the intended investment. If the Letter of Intent is not completed during the thirteen month period, the applicable sales load will be adjusted by the redemption of sufficient shares held in escrow, depending upon the amount actually purchased during the period. The minimum initial investment under a Letter of Intent is $10,000.

         A ninety-day backdating period can be used to include earlier purchases at the purchaser's cost (without a retroactive downward adjustment of the sales charge). The thirteen month period would then begin on the date of the first purchase during the ninety-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Letter of Intent. The purchaser or his dealer must notify the Transfer Agent that an investment is being made pursuant to an executed Letter of Intent.

         OTHER INFORMATION. The Trust does not impose a front-end sales load or imposes a reduced sales load in connection with purchases of shares of a Fund made under the reinvestment privilege or the purchases described in the "Reduced Sales Load," "Purchases at Net Asset Value" or "Exchange Privilege" sections in the Prospectus because such purchases require minimal sales effort by the Manager. Purchases described in the "Purchases at Net Asset Value" section may be made for investment only, and the shares may not be resold except through redemption by or on behalf of the Trust.

TAXES
------
         The Prospectus describes generally the tax treatment of distributions by the Funds. This section of the Statement of Additional Information includes additional information concerning federal taxes.

         Each Fund intends to qualify annually for the special tax treatment afforded a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it does not pay federal taxes on income and capital gains distributed to shareholders. To so qualify a Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, or certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies; (ii) derive less than 30% of its gross income in each taxable year from the sale or other disposition of the following assets held for less than three months: (a) stock or securities, (b) options, futures or forward contracts not directly related to its principal business of investing in stock or securities; and (iii) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

         A Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards.

Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

     Investments by the Aggressive Growth Fund in certain options, futures contracts and options on futures contracts are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Section 1256 contracts held by the Fund at the end of each taxable year are treated for federal income tax purposes as being sold on such date for their fair market value. The resultant paper gains or losses are also treated as 60/40 gains or losses. When the section 1256 contract is subsequently disposed of, the actual gain or loss will be adjusted by the amount of any preceding year-end gain or loss. The use of section 1256 contracts may force the Fund to distribute to shareholders paper gains that have not yet been realized in order to avoid federal income tax liability.

         Certain hedging transactions undertaken by the Aggressive Growth Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred, rather than being taken into account in calculating taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of hedging transactions to the Fund are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders. The Fund may make one or more of the elections available under the Internal Revenue Code of 1986, as amended, which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the elections made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain in any year, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

         A federal excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of the calendar year plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax.

         The Trust is required to withhold and remit to the U.S. Treasury a portion (31%) of dividend income on any account unless the shareholder provides a taxpayer identification number and certifies that such number is correct and that the shareholder is not subject to backup withholding.

REDEMPTION IN KIND
------------------
         Under unusual circumstances, when the Board of Trustees deems it in the best interests of a Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. If any such redemption in kind is to be made, each Fund intends to make an election pursuant to Rule 18f-1 under the Investment Company Act of 1940. This election will require the Funds to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund during any 90 day period for any one shareholder. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities which are issued in an in-kind redemption will be readily marketable.

HISTORICAL PERFORMANCE INFORMATION
----------------------------------
         From time to time, each Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                                P (1 + T)n = ERV
Where:

P   =             a hypothetical initial payment of $1,000
T   =             average annual total return
n   =             number of years
ERV =             ending redeemable value of a hypothetical $1,000
                  payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

The calculation of average annual total return assumes the reinvestment of all dividends and distributions and the deduction of the current maximum sales load from the initial $1,000 payment. If a Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

         Each Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. This computation does not include the effect of the applicable sales load which, if included, would reduce total return. A nonstandardized quotation may also indicate average annual compounded rates of return without including the effect of the applicable sales load or over periods other than those specified for average annual total return. A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

         From time to time, each Fund may advertise its yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:
                        Yield = 2[(a-b/cd +1)6 -1]
Where:
a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d =  the maximum offering price per share on the last day of the period

Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that a Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized.

         The performance quotations described above are based on historical earnings and are not intended to indicate future performance.

         To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements regarding each Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications which track mutual fund performance. Advertisements may also compare performance (using the calculation methods set forth in the Prospectus) to performance as reported by other investments, indices and averages. When advertising current ratings or rankings, the Funds may use the following publications or indices to discuss or compare Fund performance:

         Lipper Mutual Fund Performance Analysis measures total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales loads. The Growth/Value Fund may provide comparative performance information appearing in the Growth Funds category and the Aggressive Growth Fund may provide comparative performance information appearing in the Capital Appreciation Funds category. In addition, the Funds may also use comparative performance information of relevant indices, including the following:

         S&P 500 Index is an unmanaged index of 500 stocks, the purpose of which is to portray the pattern of common stock price movement.

         NASDAQ Composite Index is an unmanaged index of common stocks of companies traded over-the-counter and offered through the National Association of Securities Dealers Automated
Quotations ("NASDAQ") system.

         In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Funds' portfolios, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Funds to calculate their performance. In addition, there can be no assurance that the Funds will continue this performance as compared to such other averages.

CUSTODIAN
---------
         Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio, has been retained to act as Custodian for each Fund's investments. Star Bank acts as each Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

AUDITORS
---------
         The firm of Arthur Andersen LLP has been selected as independent auditors for the Trust for the fiscal year ending March 31, 1998. Arthur Andersen LLP, 425 Walnut Street, Cincinnati, Ohio, performs an annual audit of the Trust's financial statements and advises the Trust as to certain accounting matters.

TRANSFER AGENT
--------------
         The Trust's transfer agent, Countrywide Fund Services, Inc. ("CFS"), maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. CFS is an affiliate of the Adviser by reason of common ownership. CFS receives for its services as transfer agent a fee payable monthly at an annual rate of $17 per account from each of the Funds, provided, however, that the minimum fee is $1,000 per month for each Fund. In addition, the Funds pay out-of-pocket expenses, including but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

         CFS also provides accounting and pricing services to the Funds. For calculating daily net asset value per share and maintaining such books and records as are necessary to enable CFS to perform its duties, each Fund pays CFS a fee in accordance with the following schedule:


                   Asset Size of Fund                 Monthly Fee
        $          0 - $ 50,000,000                       $3,500
              50,000,000 -  100,000,000                    4,000
             100,000,000 -  150,000,000                    4,500
         150,000,000 -  200,000,000                        5,000
             200,000,000 -  250,000,000                    5,500
                    Over    250,000,000                    6,500

In addition, each Fund pays all costs of external pricing services.

         CFS is  retained  by the  Manager  to assist the  Manager in  providing
administrative  services  to  the  Funds.   In  this  capacity,   CFS  supplies
non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. CFS supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, CFS receives a fee from the Manager equal to .1% of the average value of each Fund's daily net assets. The Manager is solely responsible for the payment of these administrative fees to CFS, and CFS has agreed to seek payment of such fees solely from the Manager.

FINANCIAL STATEMENTS
--------------------
         The Predecessor Funds' audited financial statements as of August 31, 1996 appear in the Trust's annual report which is attached to this Statement of Additional Information. The Predecessor Funds' unaudited financial statements as of February 28, 1997 appear in the Trust's semiannual report which is also attached to this Statement of Additional Information.

Growth/Value Fund                                      Shareholder Inquiries:
Aggressive Growth Fund                                  Forum Financial Corp.
Intermediate Bond Fund                                  P.O. Box 446
Kentucky Tax-Free Fund                                  Portland, Maine 04112
Money Market Fund                                       207-879-0001
                                                        800-811-8258
- -----------------------------------------------------------------------------
                                                             October 17, 1996


Dear Shareholder:

We are pleased to present the August 31, 1996 annual report for the Trans Adviser Funds. This report includes the five funds: Growth/Value, Aggressive Growth, Intermediate Bond, Money Market and Kentucky Tax-Free Funds.

The stock market, as measured by the Standard & Poor's 500 Index, performed well over our first fiscal year, but masked several inconsistent counter-trends. The technology sector reached a peak in the final three months of 1995 and subsequently entered into a six-month down-draft period. The good news is that, for Growth/Value and Aggressive Growth Funds, this afforded us the opportunity of building our technology positions at valuations that were substantially discounted from 1995 highs. The bad news, however, is many of these technology issues either stayed depressed or got even cheaper during this interval. Happily, trends in the past three to four months are much improved and appear to validate our decision to maintain a meaningful presence in the growth-oriented technology sector. The second observation is that smaller stock indices such as the Russell 2000 Index and the Wilshire Small Cap Index, significantly trailed the S&P 500 as well as the Dow Jones Industrial Average. We take some comfort that the performance of Growth/Value and Aggressive Growth was positive in comparison to these other indices.

The municipal market experienced significant volatility during the Funds' fiscal year. First, the market experienced a wide rate swing (120 basis points plus a zigzag movement); second, there was much talk of a flat tax; and third, the lack of supply, then the tremendous supply, and again the lack of supply within the municipal market. Most of the year, however, the municipal market's performance was better than that of the taxable market, especially on the shorter maturities. For example, rates on the 30-year Government bond first fell by more than 50 basis points, then rose by more than 100 basis points to 6.95%, before finally settling to 7.12% at the end of the period. Intermediate Bond, Money Market, and Kentucky Tax-Free Funds performed in line with representative benchmarks and are described in more detail later in this report.

We take great pride in the Trans Adviser Funds' first year of operations. In a short period of one year, we have grown to the $130 million level, confirming our original vision that there is a broad-based appeal for funds managed locally that employ our investment style and experience. We are further encouraged that the Funds will enjoy continued growth as a broader network of investors become informed about our investment approach and capabilities.

If you have any questions or would like additional information about the Trans Adviser Funds, please call 800-811-8258. Thank you for choosing to invest with the Trans Adviser Funds.

/s/GORDON B. DAVIDSON                                   /s/THOMAS A. TRANTUM
----------------------                                  --------------------
GORDON B. DAVIDSON                                      THOMAS A. TRANTUM
Chairman of the Board                                   President

GROWTH/VALUE FUND           MANAGED BY: FRANK MASTRAPASQUA AND THOMAS A. TRANTUM

From inception of the Trans Adviser Growth/Value Equity Fund on September 29, 1995 through August 31, 1996, the Net Asset Value before any applicable sales charges rose 11.8% compared with the S&P 500 gain of 13.9%. Including all sales charges, the Fund rose just 6.8%. The positive but somewhat disappointing relative performance should be viewed from the following three perspectives.

First, the mainstay focus of the Fund throughout the period was in the health care, medical and drug sectors. This focus provided the Fund with good earnings visibility, growth characteristics, and reasonable stock valuations. These three related sectors had a combined concentration level of between 25% and 30% of the entire portfolio throughout the period.

Second, excessive valuations and less confidence in underlying demand caused a retrenchment in the technology sector during the final three months of 1995. As we entered the opening months of 1996, your Fund managers began to accumulate what they believed to be quality, high growth technology shares at prices that were significantly off their high points reached in 1995. Unfortunately, the technology recession extended not only through the spring of 1996, but lasted well into the summer months before confidence in these issues began to return. Within our normal three to five year investment timeframe, we remain confident that our participation in the technology sector will prove to be "well worth the weight." In fact, we have already witnessed the return to popularity of many issues we purchased earlier this year.

Third, in the second half of the fiscal year, we have focused on building up meaningful positions in the oil service sector, which we feel is being stimulated by new discovery technologies, limited capacity, continuing good demand, and recent price increases that have been holding well above levels assumed in consensus earnings models. We also believe the oil service sector may provide above average potential returns in the next several years while continuing to exhibit desirable defensive characteristics.

In summary, core holdings in medical/health care have provided good current risk adjusted valuation performance, while technology and, to a lesser extent, the oil service sector have represented a bit of a drag on near term performance. In recent months, however, the oil service sector seems to be reaching the performance levels that we initially envisioned.
- ----------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
        TRANS ADVISER GROWTH/VALUE FUND VS. STANDARD & POOR'S 500 INDEX
- ----------------------------------------------------------------------------
    The following chart reflects a comparison of a change in value of a $10,000 investment in the Fund, including reinvested dividends and distributions, and the performance of the Index. The Index excludes the effect of any fees or sales charges. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                            TRANS ADVISER GROWTH/VALUE    STANDARD & POOR'S 500 INDEX
09/29/95                                                         $9,550                        $10,000
10/31/95                                                         $9,388                         $9,964
11/30/95                                                         $9,971                        $10,401
12/31/95                                                        $10,047                        $10,602
01/31/96                                                        $10,410                        $10,963
02/29/96                                                        $10,831                        $11,065
03/31/96                                                        $10,936                        $11,171
04/30/96                                                        $11,327                        $11,335
05/31/96                                                        $11,413                        $11,626
06/30/96                                                        $11,041                        $11,671
07/31/96                                                        $10,220                        $11,156
08/31/96                                                        $10,677                        $11,391
Value on 8/31/96
Trans Advise Growth/Value Fund $10,677
Standard & Poor...s 500 Index $11,391
Average Annual Total Return
                                             Since Inception on 9/29/95
Trans Advise Growth/Value Fund                                    6.77%
Standard & Poor...s 500 Index                                    13.91%

                                       2               TRANS ADVISER FUNDS, INC.

AGGRESSIVE GROWTH FUND      MANAGED BY: FRANK MASTRAPASQUA AND THOMAS A. TRANTUM

From inception of the Trans Adviser Aggressive Growth Fund on September 29, 1995 through August 31, 1996, the Net Asset Value before any applicable sales charges rose 9.5% compared with the NASDAQ Composite Index gain of 9.8%. Including all sales charges, the Fund rose just 4.6%. A couple of factors should be noted in this record.

First, while the overall sector strategy pursued in Aggressive Growth Fund was similar to the strategy employed with the Growth/Value Fund, the technology sector was given a greater weighting in Aggressive Fund than was the medical/health care area. Since technology underwent a deeper-than-anticipated market disfavor, Aggressive Fund's performance lagged that of both the market as well as Growth/Value Fund.

Second, Aggressive Growth by design is composed of smaller capitalization stocks which can elevate the Fund's growth prospects but also can raise the Fund's risk profile. During the period, smaller stock indices, such as the Russell 2000 Index and the Wilshire Small Cap Index, significantly trailed the S&P 500. We remain confident that over the long term (three to five years) the higher risks can be adequately rewarded through compensatory returns.

- ----------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
             TRANS ADVISER AGGRESSIVE GROWTH FUND VS. NASDAQ INDEX
- ----------------------------------------------------------------------------
    The following chart reflects a comparison of a change in value of a $10,000 investment in the Fund, including reinvested dividends and distributions, and the performance of the Index. The Index excludes the effect of any fees or sales charges. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                         TRANS ADVISER AGGRESSIVE GROWTH FUND      NASDAQ INDEX
9/29/95                                                                  $9,550           $10,000
10/31/95                                                                 $9,044            $9,930
11/30/95                                                                 $9,578           $10,157
12/31/95                                                                 $9,502           $10,097
1/31/96                                                                  $9,473           $10,174
2/29/96                                                                 $10,065           $10,567
3/31/96                                                                 $10,352           $10,580
4/30/96                                                                 $11,394           $11,438
5/31/96                                                                 $11,365           $11,948
6/30/96                                                                 $10,706           $11,390
7/31/96                                                                  $9,808           $10,387
8/31/96                                                                 $10,457           $10,976
Value on 8/31/96
Trans Advise Aggressive Growth Fund                                                       $10,457
NASDAQ Index                                                            $10,976
Average Annual Total Return
                                                     Since Inception on 9/29/95
Trans Advise Aggressive Growth Fund                                                         4.57%
NASDAQ Index                                                                                9.76%

                                       3               TRANS ADVISER FUNDS, INC.

INTERMEDIATE BOND FUND                          MANAGED BY: MARSHALL E. COX, JR.

From inception of the Intermediate Bond Fund on October 3, 1995 through August 31, 1996 the Net Asset Value before any applicable sales charges rose 3.2% compared with the Lehman Brothers Intermediate Govt./Corp. Index gain of 3.7%. Including all sales charges, the Fund lost 1.41%. The relative performance should be viewed from the following perspectives.

The Fund's fiscal year witnessed huge volatility, as measured by the 30-year Government bond. Rates on the 30-year Government bond first fell by more than 50 basis points, and then rose by more than 100 basis points to 6.95%, before finally recovering to 7.12% at the end of the period.

The Fund continues to attract assets and remains well positioned to participate in a rallying bond market with an average duration of 4.4 years and an average maturity of 6.45 years, as of the end of the period. The Fund's securities currently are of very high quality, being comprised of 42% US government securities with only 11% of the Fund's securities rated BBB. The Fund also remains well diversified among 46 issues with consumer and commercial finance, banking, insurance, electric, telephone, natural gas and pipeline, retail and industrial consumer, oil, metals and chemicals all represented.

- -----------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
     TRANS ADVISER INTERMEDIATE BOND FUND VS. LEHMAN BROTHERS INTERMEDIATE
                           GOVERNMENT/CORPORATE INDEX
- ----------------------------------------------------------------------------
    The following chart reflects a comparison of a change in value of a $10,000 investment in the Fund, including reinvested dividends and distributions, and the performance of the Index. The Index excludes the effect of any fees or sales charges. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                          TRANS ADVISER INTERMEDIATE BOND FUND    LEHMAN INTERMEDIATE GOVT./CORP. INDEX
10/03/95                                                                 $9,550                                  $10,000
10/31/95                                                                 $9,599                                  $10,111
11/30/95                                                                 $9,701                                  $10,243
12/31/95                                                                 $9,782                                  $10,351
01/31/96                                                                 $9,873                                  $10,440
02/29/96                                                                 $9,779                                  $10,318
03/31/96                                                                 $9,756                                  $10,265
04/30/96                                                                 $9,709                                  $10,229
05/31/96                                                                 $9,725                                  $10,221
06/30/96                                                                 $9,842                                  $10,329
07/31/96                                                                 $9,865                                  $10,360
08/31/96                                                                 $9,859                                  $10,369
Value on 8/31/96
Trans Advise Intermediate Bond Fund
Lehman IntermediateGovt./Corp. Index
Average Annual Total Return
                                                     Since Inception on 10/3/95
Trans Advise Intermediate Bond Fund                                                                               -1.41%
Lehman IntermediateGovt./Corp. Index                                                                               3.69%

                                       4               TRANS ADVISER FUNDS, INC.

KENTUCKY TAX-FREE FUND                          MANAGED BY: MARSHALL E. COX, JR.

From inception of the Kentucky Tax-Free Fund on September 27, 1995 through August 31, 1996 the Net Asset Value before any applicable sales charges rose 5.8% compared with the Lehman Brothers Municipal Index gain of 4.6%. Including all sales charges, the Fund rose just 1.0%. The relative performance should be viewed from the following perspectives.

The municipal market in Kentucky experienced significant volatility during the Fund's fiscal year. First, the market experienced a wide rate swing (120 basis points plus a zigzag movement); second, there was much talk of a flat tax; and third, the lack of supply, then the tremendous supply, and again the lack of supply within the municipal market. Most of the year, however, the municipal market's performance was better than that of the taxable market, as measured by the 30-year Government bond.

Also contributing to the Fund's performance was the fact that the quality of the Fund's securities is up significantly, with 91% of the securities rated A or better. In addition, duration has been shortened substantially to 5.5 years, with an average maturity of 7.9 years. This selective shortening of the duration dramatically improved the convexity of the Fund (the concept that measures sensitivity of the market price to changes in the interest rate levels). The result is that in an improving municipal market, the Fund may perform well without having a substantial number of bonds called away and in a deteriorating market, the losses can be limited because of the much shorter duration and maturity. We feel the limited duration and better convexity, along with the very high quality of the Fund's securities, will position this Fund more conservatively while not sacrificing yield.

- ----------------------------------------------------------------------------
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
        TRANS ADVISER KENTUCKY TAX-FREE FUND VS. LEHMAN MUNICIPAL INDEX
- ----------------------------------------------------------------------------
    The following chart reflects a comparison of a change in value of a $10,000 investment in the Fund, including reinvested dividends and distributions, and the performance of the Index. The Index excludes the effect of any fees or sales charges. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                        TRANS ADVISER KENTUCKY TAX-FREE FUND    LEHMAN MUNICIPAL INDEX
9/27/95                                                                $9,550                    $10,000
10/31/95                                                               $9,800                    $10,145
11/30/95                                                               $9,986                    $10,313
12/31/95                                                              $10,109                    $10,412
1/31/96                                                               $10,175                    $10,492
2/29/96                                                               $10,101                    $10,420
3/31/96                                                                $9,979                    $10,287
4/30/96                                                                $9,963                    $10,258
5/31/96                                                                $9,962                    $10,254
6/30/96                                                                $9,944                    $10,366
7/31/96                                                               $10,109                    $10,459
8/31/96                                                               $10,104                    $10,457
Value on 8/31/96
Trans Advise Kentucky Tax-Free Fund                                   $10,104
Lehman Municipal Index                                                $10,457
Average Annual Total Return
                                                   Since Inception on 9/27/95
Trans Advise Kentucky Tax-Free Fund                                                                1.04%
Lehman Municipal Index                                                                             4.57%

                                       5               TRANS ADVISER FUNDS, INC.

GROWTH/VALUE FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 1996
- ----------------------------------------------------------------------------

                        SECURITY
  SHARES               DESCRIPTION                 VALUE
- ----------  ---------------------------------  -------------
COMMON STOCK (95.2%):
AMUSEMENT & RECREATION SERVICES (3.3%):
    10,000  Harrah's Entertainment, Inc.*....  $     190,000
    10,000  Promus Hotel Corporation*........        301,250
                                               -------------
                                                     491,250
                                               -------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS (1.4%):
     7,500  Autozone, Inc.*..................        204,375
                                               -------------
BUSINESS SERVICES (7.1%):
    20,000  ADT Ltd.*........................        392,500
     6,000  Oracle Corporation*..............        211,500
    10,000  SCB Computer Technology, Inc.*...        192,500
     5,000  Sun Microsystems, Inc.*..........        271,875
                                               -------------
                                                   1,068,375
                                               -------------
CHEMICALS & ALLIED PRODUCTS (7.6%):
     4,000  Bristol-Myers Squibb Company.....        351,000
     6,000  Merck & Company, Inc. ...........        393,750
     7,000  Schering-Plough Corporation......        391,125
                                               -------------
                                                   1,135,875
                                               -------------
COMMUNICATIONS (1.0%):
    10,000  Tele-Communications, Inc.*.......        148,750
                                               -------------
DEPOSITORY INSTITUTIONS (4.9%):
    10,000  Carolina First Corporation.......        188,750
    10,000  MBNA Corporation.................        303,750
    10,000  Signet Banking Corporation.......        241,250
                                               -------------
                                                     733,750
                                               -------------
EATING & DRINKING PLACES (3.5%):
     7,500  McDonald's Corporation...........        347,812
    20,000  Shoney's, Inc.*..................        182,500
                                               -------------
                                                     530,312
                                               -------------
ELECTRIC, GAS, & SANITARY SERVICES (2.9%):
    10,000  Sonat, Inc. .....................        441,250
                                               -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
  COMPONENTS, EXCEPT COMPUTER EQUIPMENT (1.2%):
     5,000  Novellus Systems, Inc.*..........        188,750
                                               -------------
FOOD STORES (2.1%):
     7,500  Kroger Company*..................        317,813
                                               -------------
FOOD & KINDRED PRODUCTS (0.4%):
    15,000  Monterey Pasta Company*..........         67,500
                                               -------------
GENERAL MERCHANDISE STORES (1.8%):
     6,000  Sears, Roebuck and Company.......        264,000
                                               -------------

                        SECURITY
  SHARES               DESCRIPTION                 VALUE
- ----------  ---------------------------------  -------------
HEALTH SERVICES (9.6%):
    10,000  Beverly Enterprises*.............  $     102,500
     5,000  Columbia HCA Healthcare
              Corporation....................        281,875
     2,345  Healthsouth Rehabilitation
              Corporation*...................         75,919
    10,000  Living Centers of America,
              Inc.*..........................        267,500
     1,000  Quorum Health Group, Inc.*.......         25,250
    15,000  Tenet Healthcare Corporation*....        315,000
    12,000  Vencor, Inc.*....................        376,500
                                               -------------
                                                   1,444,544
                                               -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
  EQUIPMENT (13.4%):
    10,000  Hewlett-Packard Company..........        437,500
     5,000  International Business Machines
              Corporation....................        571,875
    10,000  Lam Research Corporation*........        236,250
     5,000  Seagate Technology, Inc.*........        240,000
    15,000  Western Digital Corporation*.....        526,875
                                               -------------
                                                   2,012,500
                                               -------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
  PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (1.8%):
    10,000  Tech-Sym Corporation*............        277,500
                                               -------------
MISCELLANEOUS RETAIL (3.6%):
     6,000  Friedman's, Inc. Class A*........        126,000
    10,000  Melville Corporation.............        422,500
                                               -------------
                                                     548,500
                                               -------------
MOTION PICTURES (0.8%):
     2,000  The Walt Disney Company..........        114,000
                                               -------------
NONDEPOSITORY CREDIT INSTITUTIONS (3.5%):
     5,000  American Express Company.........        218,750
    10,000  Capital One Financial
              Corporation....................        301,250
                                               -------------
                                                     520,000
                                               -------------
OIL & GAS EXTRACTION (5.4%):
    10,000  Nuevo Energy Company*............        373,750
     6,500  Pride Petroleum Services, Inc.*..         93,438
     4,000  Schlumberger, Ltd. ..............        337,500
                                               -------------
                                                     804,688
                                               -------------
PHARMACEUTICAL PREPARATIONS (3.2%):
     8,000  American Home Products
              Corporation....................        474,000
                                               -------------

See notes to financial statements.     6               TRANS ADVISER FUNDS, INC.

GROWTH/VALUE FUND
SCHEDULE OF INVESTMENTS (continued)
AUGUST 31, 1996
- ----------------------------------------------------------------------------

                        SECURITY
  SHARES               DESCRIPTION                 VALUE
- ----------  ---------------------------------  -------------
TRANSPORTATION EQUIPMENT (1.5%):
     2,500  Boeing Company...................  $     226,250
                                               -------------
TRANSPORTATION SERVICES (1.3%):
    15,000  United Transnet, Inc.*...........        195,000
                                               -------------
TRANSPORTATION BY AIR (1.5%):
    10,000  Southwest Airlines Company.......        228,750
                                               -------------
WATER TRANSPORTATION (2.6%):
    10,000  Tidewater, Inc. .................        383,750
                                               -------------
WHOLESALE TRADE--DURABLE GOODS (8.6%):
     6,000  Arrow Electronics Inc.*..........        273,750
     4,000  Avnet, Inc. .....................        187,000
     5,000  Lockheed Martin Corporation......        420,625
    15,000  Sybron International
              Corporation-Wisconsin*.........        412,500
                                               -------------
                                                   1,293,875
                                               -------------
                        SECURITY
  SHARES               DESCRIPTION                 VALUE
- ----------  ---------------------------------  -------------
WHOLESALE TRADE--NONDURABLE GOODS (1.2%):
     5,000  Safeway, Inc.*...................  $     181,250
                                               -------------
Total Common Stock
  (cost $14,053,526).........................     14,296,607
                                               -------------
SHORT-TERM HOLDINGS (4.8%):
    16,152  1784 U.S. Treasury Money Market
              Fund...........................         16,152
   711,813  Forum Daily Assets Treasury
              Fund...........................        711,813
                                               -------------
Total Short-Term Holdings
  (cost $727,965)............................        727,965
                                               -------------
Total Investments (100.0%)
  (cost $14,781,491).........................  $  15,024,572
                                               -------------
                                               -------------

*Non-income producing security.

See notes to financial statements.     7               TRANS ADVISER FUNDS, INC.

AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 1996
- ----------------------------------------------------------------------------

                         SECURITY
  SHARES               DESCRIPTION                 VALUE
- ----------  ----------------------------------  ------------
COMMON STOCK (98.9%):
AMUSEMENT & RECREATION SERVICES (3.8%):
     5,000  Harrah's Entertainment, Inc.*.....  $     95,000
     5,000  Promus Hotel Corporation*.........       150,625
                                                ------------
                                                     245,625
                                                ------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE
  STATIONS (1.9%):
    10,000  Rush Enterprises, Inc.*...........       125,000
                                                ------------
BUSINESS SERVICES (12.1%):
    10,000  ADT Ltd.*.........................       196,250
    10,000  Cerplex Group*....................        68,750
     5,000  Oracle Corporation*...............       176,250
     9,500  SCB Computer Technology, Inc.*....       182,875
     3,000  Sun Microsystems, Inc.*...........       163,125
                                                ------------
                                                     787,250
                                                ------------
CHEMICALS & ALLIED PRODUCTS (1.6%):
    10,000  NABI, Inc.*.......................       106,250
                                                ------------
COMMUNICATIONS (1.1%):
     5,000  Mobile Telecommunication Tech
              Corp*...........................        69,375
                                                ------------
DEPOSITORY INSTITUTIONS (2.9%):
    10,000  Carolina First Corporation........       188,750
                                                ------------
EATING & DRINKING PLACES (4.9%):
     6,000  Quality Dining, Inc.*.............       176,250
    16,000  Shoney's, Inc.*...................       146,000
                                                ------------
                                                     322,250
                                                ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
  COMPONENTS, EXCEPT COMPUTER EQUIPMENT (2.3%):
     4,000  Novellus Systems, Inc.*...........       151,000
                                                ------------
FOOD STORES (2.3%):
     3,500  Kroger Company*...................       148,312
                                                ------------
FOOD & KINDRED PRODUCTS (0.7%):
    10,000  Monterey Pasta Company*...........        45,000
                                                ------------
GENERAL MERCHANDISE STORES (1.2%):
     2,000  Consolidated Stores
              Corporation*....................        76,000
                                                ------------
HEALTH SERVICES (11.9%):
     7,500  Living Centers of America, Inc.*..       200,625
     2,000  Quorum Health Group, Inc.*........        50,500
    10,000  Tenet Healthcare Corporation*.....       210,000

                         SECURITY
  SHARES               DESCRIPTION                 VALUE
- ----------  ----------------------------------  ------------
HEALTH SERVICES, CONTINUED:
    10,000  Vencor, Inc.*.....................  $    313,750
                                                ------------
                                                     774,875
                                                ------------
HOLDING & OTHER INVESTMENT OFFICES (0.5%):
     1,000  Felcor Suite Hotels, Inc. ........        30,500
                                                ------------
HOME FURNITURE, FURNISHINGS, & EQUIPMENT
  STORES (1.2%):
     5,000  Movie Gallery, Inc.*..............        76,250
                                                ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
  EQUIPMENT (14.4%):
     4,000  Hewlett-Packard Company...........       175,000
     8,000  Lam Research Corporation*.........       189,000
    15,000  Smart Modular Technologies*.......       225,000
    10,000  Western Digital Corporation*......       351,250
                                                ------------
                                                     940,250
                                                ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
  PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (2.5%):
     6,000  Tech-Sym Corporation*.............       166,500
                                                ------------
MISCELLANEOUS RETAIL (3.5%):
     6,000  Friedman's, Inc. Class A*.........       126,000
     2,500  Melville Corporation..............       105,625
                                                ------------
                                                     231,625
                                                ------------
NONDEPOSITORY CREDIT INSTITUTIONS (4.6%):
     6,000  Capital One Financial
              Corporation.....................       180,750
     5,000  Olympic Financial, Ltd.*..........       122,500
                                                ------------
                                                     303,250
                                                ------------
OIL & GAS EXTRACTION (7.9%):
     8,000  Nuevo Energy Company*.............       299,000
    15,000  Pride Petroleum Services, Inc.*...       215,625
                                                ------------
                                                     514,625
                                                ------------
TRANSPORTATION SERVICES (5.1%):
    10,000  Simon Transportation Services*....       137,500
    15,000  United Transnet, Inc.*............       195,000
                                                ------------
                                                     332,500
                                                ------------
TRANSPORTATION BY AIR (2.5%):
     5,000  Southwest Airlines Company........       114,375
     5,000  Western Pacific Airlines, Inc.*...        50,625
                                                ------------
                                                     165,000
                                                ------------
WATER TRANSPORTATION (3.5%):
     6,000  Tidewater, Inc. ..................       230,250
                                                ------------

See notes to financial statements.     8               TRANS ADVISER FUNDS, INC.

AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
AUGUST 31, 1996
- ---------------------------------------------------------------------------

                         SECURITY
  SHARES               DESCRIPTION                 VALUE
- ----------  ----------------------------------  ------------
WHOLESALE TRADE--DURABLE GOODS (2.1%):
     5,000  Sybron International
              Corporation-Wisconsin*..........  $    137,500
                                                ------------
WHOLESALE TRADE--NONDURABLE GOODS (4.4%):
     7,500  AmeriSource Health Corporation*...       285,938
                                                ------------
Total Common Stock
  (cost $6,393,306)...........................     6,453,875
                                                ------------
                         SECURITY
  SHARES               DESCRIPTION                 VALUE
- ----------  ----------------------------------  ------------

SHORT-TERM HOLDINGS (1.1%)
       576  1784 U.S. Treasury Money Market
              Fund............................  $        576
    72,947  Forum Daily Assets Treasury
              Fund............................        72,947
                                                ------------
Total Short-Term Holdings
  (cost $73,523)..............................        73,523
                                                ------------
Total Investments (100.0%)
  (cost $6,466,829)...........................  $  6,527,398
                                                ------------
                                                ------------

*Non-income producing security.

See notes to financial statements.     9               TRANS ADVISER FUNDS, INC.

INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 1996
- ----------------------------------------------------------------------------

    FACE                 SECURITY
   AMOUNT               DESCRIPTION                VALUE
- ------------  -------------------------------  -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (7.9%):
$    290,038  Federal Home Loan Mortgage
                Corporation, Series 1072,
                Class G, 7.00%, due
                5/15/06......................  $     289,228
     800,000  Federal Home Loan Mortgage
                Corporation, Series 1720,
                Class E, 7.50% due
                12/15/09.....................        797,647
                                               -------------
Total Collateralized Mortgage Obligations
  (cost $1,118,738)..........................      1,086,875
                                               -------------
FIXED RATE BONDS--CORPORATE (55.4%):
     686,000  Alabama Power Company, 8.30%,
                due 7/1/22...................        684,720
     400,000  Anheuser-Busch Companies,
                7.00%, due 9/1/05............        388,401
     178,000  Anheuser-Busch Companies,
                8.75%, due 12/1/99...........        187,100
     169,000  Associates Corporation of North
                America, 6.00%, due
                3/15/00......................        164,005
     250,000  B.P. America, 6.50%, due
                12/15/99.....................        245,774
      50,000  Berkley W.R. Corporation,
                9.875%, due 5/15/08..........         57,698
     190,000  The Chase Manhattan
                Corporation, 8.00%, due
                5/15/04......................        191,230
     115,000  Citicorp, 10.75%, due
                12/15/15.....................        118,364
     146,000  Citicorp, 10.50%, due 2/1/16...        149,355
     140,000  Commonwealth Edison Company,
                9.50%, due 5/1/16............        146,775
     160,000  Florida Power & Light Company,
                8.00%, due 8/25/22...........        156,388
     100,000  Ford Motor Credit Company,
                5.83%, due 6/29/98...........         98,648
     160,000  Ford Motor Credit Company,
                7.50%, due 1/15/03...........        161,039
     160,000  GTE of Southeast Corporation,
                8.00%, due 12/1/01...........        160,812

    FACE                 SECURITY
   AMOUNT               DESCRIPTION                VALUE
- ------------  -------------------------------  -------------
FIXED RATE BONDS--CORPORATE, CONTINUED:
$    130,000  General Electric Capital
                Corporation, 6.66%, due
                5/1/18.......................  $     128,744
      69,000  Georgia Power Company First
                Mortgage Bonds, 7.95%, due
                2/1/23.......................         67,860
     250,000  Greyhound Financial
                Corporation, 7.82%, due
                1/27/03......................        253,009
     250,000  IBM Credit Corporation, 6.20%,
                due 3/19/01..................        239,773
     300,000  Inco, Ltd., 9.60%, due
                6/15/22......................        317,897
     120,000  Jersey Central Power & Light
                Company, 9.20%, due 7/1/21...        128,346
      46,000  Kaiser Permanente, 9.55%, due
                7/15/05......................         52,472
      56,000  Kraft, Inc., 8.50%, due
                2/15/17......................         56,264
     200,000  Michigan Bell Telephone
                Company, 6.375%, due
                2/1/05.......................        188,882
     175,000  Pacific Gas & Electric Company,
                6.625%, due 6/1/00...........        170,867
     439,000  Pennsylvania Power & Light
                Company, 9.25%, due
                10/1/19......................        468,786
     120,000  Public Service Electric & Gas
                Company, 8.75%, due
                11/1/21......................        128,669
     165,000  Questar Pipeline, 9.375%, due
                6/1/21.......................        180,413
      70,000  Rohm & Haas Company, 9.80%, due
                4/15/20......................         83,520
      50,000  Sara Lee Corporation, 8.75%,
                due 5/15/16..................         51,814
     675,000  Shopko Stores, 9.25%, due
                3/15/22......................        693,309
     200,000  Southern California Edison,
                7.375%, due 12/15/03.........        203,407
      85,000  Southwestern Public Service
                Company, 8.20%, due
                12/1/22......................         86,728

See notes to financial statements.     10              TRANS ADVISER FUNDS, INC.

INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (continued)
AUGUST 31, 1996
- ----------------------------------------------------------------------------

    FACE                 SECURITY
   AMOUNT               DESCRIPTION                VALUE
- ------------  -------------------------------  -------------
FIXED RATE BONDS--CORPORATE, CONTINUED:
$    199,000  TJX Companies, Inc., 9.50%, due
                5/2/16.......................  $     206,408
      68,000  U.S. Leasing International,
                6.625%, due 5/15/03..........         65,228
     130,000  Union Electric Company, 8.00%,
                due 12/15/22.................        128,740
     500,000  Union Oil of California
                Corporation, 6.70%, due
                10/15/07.....................        463,422
     250,000  Washington Gas Light Company,
                6.50%, due 1/14/97...........        250,778
      65,000  Wisconsin Electric Power,
                7.75%, due 1/15/23...........         63,377
                                               -------------
Total Fixed Rate Bonds--Corporate
  (cost $7,817,554)..........................      7,589,022
                                               -------------
FIXED RATE NOTES--AGENCY (7.1%):
     500,000  Federal Home Loan Bank, 6.62%,
                due 12/6/00..................        487,668
     150,000  Federal National Mortgage
                Association, 6.17%, due
                12/2/03......................        141,364
     265,000  Tennessee Valley Authority,
                6.875%, due 1/15/02..........        261,356
      50,000  Tennessee Valley Authority,
                6.875%, due 8/1/02...........         49,128
      30,000  Tennessee Valley Authority,
                8.05%, due 7/15/24...........         29,261
                                               -------------
Total Fixed Rate Notes--Agency
  (cost $998,362)............................        968,777
                                               -------------
    FACE                 SECURITY
   AMOUNT               DESCRIPTION                VALUE
- ------------  -------------------------------  -------------

REPURCHASE AGREEMENTS (15.3%):
$  2,101,575  The First Boston Corporation,
                5.30%, due 9/3/96, to be
                repurchased at 2,102,813
                (collateralized by
                $16,050,000 Federal National
                Mortgage Association, pool
                #339017, 6.092%, due
                12/1/35).....................  $   2,101,575
                                               -------------
Total Repurchase Agreements
  (cost $2,101,575)..........................      2,101,575
                                               -------------
TREASURY NOTES (14.2%):
   2,000,000  U.S. Treasury Notes, 6.50%, due
                8/15/05......................      1,943,750
                                               -------------
Total Treasury Notes
  (cost $1,986,601)..........................      1,943,750
                                               -------------
SHORT-TERM HOLDINGS (0.1%):
       5,006  1784 U.S. Treasury Money Market
                Fund.........................          5,006
                                               -------------
Total Short-Term Holdings
  (cost $5,006)..............................          5,006
                                               -------------
Total Investments (100.0%)
  (cost $14,027,836).........................  $  13,695,005
                                               -------------
                                               -------------

See notes to financial statements.     11              TRANS ADVISER FUNDS, INC.

KENTUCKY TAX-FREE FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 1996
- -------------------------------------------------------------------------

    FACE                 SECURITY
   AMOUNT               DESCRIPTION                VALUE
- ------------  -------------------------------  -------------
MUNICIPAL BONDS (100.0%):
AIRPORT REVENUE (5.0%):
$    750,000  Kenton County, KY, Airport
                Revenue Bonds, MBIA insured,
                5.75%, due
                3/1/13.......................  $     733,125
      50,000  Lexington-Fayette Urban County
                Airport Corporation, KY,
                First Mortgage Revenue Bonds,
                7.75%, due 4/1/08............         53,937
                                               -------------
                                                     787,062
                                               -------------
ECONOMIC DEVELOPMENT REVENUE (15.3%):
     100,000  Covington, KY, Municipal
                Properties Corporation
                Revenue Bonds, Series A,
                8.25%, due 8/1/10,
                prerefunded 8/1/98 at 103....        109,875
     490,000  Jefferson County, KY, Capital
                Projects Corporation Revenue
                Bonds, Series A, 5.65%, due
                8/15/03......................        508,987
     100,000  Kentucky State Property &
                Buildings Commission Revenue
                Bonds, Project #26 Second
                Series, 7.10%, due 12/1/97...        103,500
     110,000  Kentucky State Property &
                Buildings Commission Revenue
                Bonds, Project #27, 7.10%,
                due 5/1/06, prerefunded
                11/1/96
                at 102.......................        112,773
      50,000  Kentucky State Property &
                Buildings Commission Revenue
                Bonds, Project #27, 7.10%,
                due 5/1/08, prerefunded
                11/1/96
                at 102.......................         51,260
     100,000  Kentucky State Property &
                Buildings Commission Revenue
                Bonds, Project #30 Fifth
                Series, 7.00%, due 12/1/96...        100,792

    FACE                 SECURITY
   AMOUNT               DESCRIPTION                VALUE
- ------------  -------------------------------  -------------
ECONOMIC DEVELOPMENT REVENUE, CONTINUED:
$     70,000  Kentucky State Property &
                Buildings Commission Revenue
                Bonds, Project #32 Third
                Series, 6.50%, due 12/1/99...  $      73,762
      65,000  Kentucky State Property &
                Buildings Commission Revenue
                Bonds, Project #51, escrowed
                to maturity, 6.00%, due
                8/1/97.......................         66,159
     455,000  Kentucky State Property &
                Buildings Commission Revenue
                Bonds, Project #51, escrowed
                to maturity, 6.30%, due
                8/1/01.......................        482,869
     100,000  Kentucky State Property &
                Buildings Commission Revenue
                Bonds, Project #52, 6.50%,
                due 8/1/11, prerefunded
                8/1/01 at 102................        109,125
     425,000  Kentucky State Turnpike
                Authority, Economic
                Development Revenue Bonds,
                Revitalization Projects,
                escrowed to maturity, 7.00%,
                due 5/15/99..................        452,094
     200,000  Kentucky State Turnpike
                Authority, Economic
                Development Revenue Bonds,
                7.25%, due 5/15/10,
                prerefunded 5/15/00 at
                101.50.......................        219,750
                                               -------------
                                                   2,390,946
                                               -------------
EDUCATION FACILITIES REVENUE (19.9%):
     350,000  Fayette County, KY, School
                District Finance Corporation,
                School Building Revenue
                Bonds, Series C, 5.25%, due
                10/1/09......................        334,687

See notes to financial statements.     12              TRANS ADVISER FUNDS, INC.

KENTUCKY TAX-FREE FUND
SCHEDULE OF INVESTMENTS (continued)
AUGUST 31, 1996
- ---------------------------------------------------------------------------

    FACE                 SECURITY
   AMOUNT               DESCRIPTION                VALUE
- ------------  -------------------------------  -------------
EDUCATION FACILITIES REVENUE, CONTINUED:
$    365,000  Fayette County, KY, School
                District Finance Corporation,
                School Building Revenue
                Bonds, Series C, 5.25%, due
                10/1/10......................  $     346,750
     200,000  Hopkins County, KY, School
                District Finance Corporation,
                School Building Revenue
                Bonds, 5.70%, due 6/1/06.....        204,250
     495,000  Jefferson County, KY, School
                District Finance Corporation,
                School Building Revenue
                Bonds, Series A, 4.875%, due
                1/1/11.......................        449,831
     750,000  Jefferson County, KY, School
                District Finance Corporation,
                School Building Revenue
                Bonds, Series A, MBIA
                insured, 5.00%, due 2/1/07...        731,250
      70,000  Lexington-Fayette Urban County
                Government, KY, School
                Building Revenue Bonds,
                6.80%, due 10/1/01...........         76,300
     770,000  Pendleton County, KY, School
                District Finance Corporation,
                School Building Revenue
                Bonds, 5.05%, due 12/1/15....        685,300
     200,000  University of Louisville, KY,
                Revenue Bonds, Series H,
                5.875%, due 5/1/12...........        201,750
      70,000  University of Louisville, KY,
                Revenue Bonds, Series G,
                6.25%, due 5/1/99............         72,103
                                               -------------
                                                   3,102,221
                                               -------------
GENERAL OBLIGATION (1.8%):
     305,000  Fern Creek, KY, Fire Protection
                District, Holding Company,
                Inc., Revenue Bonds, Fire
                Station #2, 5.75%, due
                1/15/14......................        286,319
                                               -------------
    FACE                 SECURITY
   AMOUNT               DESCRIPTION                VALUE
- ------------  -------------------------------  -------------
HEALTH CARE REVENUE (13.2%):
$    385,000  Jefferson County, KY, Hospital
                Revenue Bonds, NKC Hospitals,
                Inc. Project, MBIA insured,
                7.75%, due 10/1/14,
                prerefunded 10/01/97 at
                102..........................  $     407,492
   1,225,000  Kentucky Economic Development
                Finance Authority, Hospital
                Facilities Revenue Bonds,
                Society National Bank LOC,
                5.75%, due 11/1/05...........      1,211,219
     475,000  Kentucky Economic Development
                Finance Authority, Hospital
                Facilities Revenue Bonds,
                Baptist Healthcare System
                Project, MBIA insured, 5.00%,
                due 8/15/24..................        408,500
      40,000  McCracken County, KY, Revenue
                Bonds, Lourdes Hospital,
                Inc., 6.00%, due 11/1/12,
                prerefunded 11/1/96 at 100...         40,146
                                               -------------
                                                   2,067,357
                                               -------------
HOUSING REVENUE (6.6%):
     725,000  Boone County, KY, Public
                Properties Corporation
                Revenue Bonds, Sewer System
                Lease, 5.15%, due 12/1/12....        667,000
     270,000  Greater Kentucky Housing
                Assistance Corporation,
                Mortgage Revenue Bonds,
                FHA/Section 8 Assisted
                Project, Series A, MBIA/ FHA
                insured, 6.25%, due 7/1/22...        270,337
     100,000  Jefferson County, KY, Capital
                Projects Corporation Revenue
                Bonds, Series A, 0.00%
                (5.747% effective yield), due
                8/15/99......................         86,750
                                               -------------
                                                   1,024,087
                                               -------------

See notes to financial statements.     13              TRANS ADVISER FUNDS, INC.

KENTUCKY TAX-FREE FUND
SCHEDULE OF INVESTMENTS (continued)
AUGUST 31, 1996
- ---------------------------------------------------------------------------

    FACE                 SECURITY
   AMOUNT               DESCRIPTION                VALUE
- ------------  -------------------------------  -------------
INDUSTRIAL DEVELOPMENT REVENUE (6.1%):
$    750,000  Clark County, KY, Industrial
                Building Revenue Bonds,
                Southern Wood Project, 7.00%,
                due 12/1/08+.................  $     746,250
     200,000  Wickliffe, KY, Industrial
                Building Revenue Bonds,
                Westvaco Corporation Project,
                7.00%, due 1/1/09............        199,956
                                               -------------
                                                     946,206
                                               -------------
JAIL FACILITIES REVENUE (0.7%):
     100,000  Kentucky Local Correctional
                Facilities Construction
                Authority Revenue Bonds,
                7.00%, due 11/1/14,
                prerefunded 11/1/97 at 102...        105,250
                                               -------------
OTHER REVENUE (6.1%):
     475,000  Kentucky Higher Education
                Student Loan Corporation,
                Insured Student Loan Revenue
                Bonds, Series B, 6.40%, due
                6/1/00.......................        503,500
     300,000  Lexington-Fayette Urban County,
                KY, Government Public
                Facilities Corporation
                Revenue Bonds, Recreation
                Project, 7.90%, due 7/1/06,
                prerefunded 7/1/97 at 102....        315,480
     120,000  Puerto Rico Public Buildings
                Authority Guaranteed Revenue
                Bonds, Series K, 6.875%, due
                7/1/21, prerefunded 7/1/02 at
                101.50.......................        134,400
                                               -------------
                                                     953,380
                                               -------------
POLLUTION CONTROL REVENUE (17.7%):
     450,000  Ashland, KY, Pollution Control
                Revenue Bonds, Ashland Oil,
                7.375%, due 7/1/09...........        483,750
     295,000  Ashland, KY, Solid Waste
                Revenue Bonds, Ashland Oil,
                Inc., Project, 7.20%, due
                10/1/20......................        310,488
    FACE                 SECURITY
   AMOUNT               DESCRIPTION                VALUE
- ------------  -------------------------------  -------------
POLLUTION CONTROL REVENUE, CONTINUED:
$    235,000  Jefferson County, KY, Pollution
                Control Revenue Bonds,
                Louisville Gas & Electric
                Company Project A, 7.45%, due
                6/15/15......................  $     255,269
     100,000  Kentucky State Pollution
                Abatement & Water Reserve
                Finance Authority Revenue
                Bonds, Series A, escrowed to
                maturity, 7.40%, due
                8/1/02.......................        112,875
      50,000  Louisville & Jefferson County,
                KY, Metropolitan Sewer
                District, Sewer & Drain
                System Revenue Bonds, Series
                A, AMBAC insured, 6.50%, due
                5/15/00......................         52,938
     455,000  Meade County, KY, Pollution
                Control Revenue Bonds, Olin
                Corporation Project, 6.00%,
                due 7/1/07...................        457,707
     385,000  Trimble County, KY, Pollution
                Control Revenue Bonds, Series
                A, 7.625%, due 11/1/20,
                prerefunded 11/1/00 at 102...        430,719
     600,000  Trimble County, KY, Pollution
                Control Revenue Bonds, Series
                A, 7.625%, due 11/1/20.......        659,250
                                               -------------
                                                   2,762,996
                                               -------------
TRANSPORTATION REVENUE (6.1%):
     655,000  Kentucky State Turnpike
                Authority Resource Recovery
                Road Revenue Bonds, escrowed
                to maturity, 6.125%, due
                7/1/07.......................        674,650
     275,000  Kentucky State Turnpike
                Authority Resource Recovery
                Road Revenue Bonds, Series A,
                FGIC insured, 6.00%, due
                7/1/09.......................        275,405
                                               -------------
                                                     950,055
                                               -------------

See notes to financial statements.     14              TRANS ADVISER FUNDS, INC.

KENTUCKY TAX-FREE FUND
SCHEDULE OF INVESTMENTS (continued)
AUGUST 31, 1996
- ---------------------------------------------------------------------------

    FACE                 SECURITY
   AMOUNT               DESCRIPTION                VALUE
- ------------  -------------------------------  -------------
UTILITIES REVENUE (1.5%):
$    200,000  Owensboro, KY, Electric Light &
                Power Revenue Bonds, Series
                A, 10.25%, due 1/1/09,
                prerefunded 1/1/00 at 102....  $     232,250
                                               -------------
Total Municipal Bonds
  (cost $15,867,871).........................     15,608,129
                                               -------------
Total Investments (100.0%)
  (cost $15,867,871).........................  $  15,608,129
                                               -------------
                                               -------------

+Securities that may be resold to
 "qualified institutional buyers"
 under rule 144a or securities offered
 pursuant to Section 4(2) of the
 Securities Act of 1933, as amended.
 These securities have been determined
 to be liquid under guidelines
 established by the Board of
 Directors.

See notes to financial statements.     15              TRANS ADVISER FUNDS, INC.

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 1996
- ---------------------------------------------------------------------------

                         SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
- ------------  -------------------------------  -------------
ASSET BACKED SECURITIES (0.4%):
$    274,424  Federal Home Loan Mortgage
                Corporation, 7.00%, due
                4/1/97.......................  $     275,191
                                               -------------
DISCOUNT NOTES--AGENCY (19.8%):
  15,015,000  Federal Home Loan Mortgage
                Corporation, 5.293% yield,
                9/5/96.......................     15,010,662
                                               -------------
FIXED RATE NOTES--AGENCY (4.2%):
     100,000  Federal Home Loan Bank, 4.75%,
                due 1/13/97..................         99,641
     100,000  Federal Home Loan Bank, 4.57%,
                due 2/3/97...................         99,492
     100,000  Federal Home Loan Bank, 4.80%,
                due 7/24/97..................         98,810
     100,000  Federal Home Loan Mortgage
                Corporation, 4.525%, due
                1/27/97......................         99,521
     220,000  Federal Land Bank, 7.95%, due
                10/21/96.....................        220,645
   1,100,000  Federal National Mortgage
                Association, 4.50%, due
                11/1/96......................      1,097,763
     400,000  Tennessee Valley Authority,
                8.25%, due 11/15/96..........        401,897
     230,000  Tennessee Valley Authority,
                4.60%, due 12/15/96..........        229,209
     861,000  Tennessee Valley Authority,
                6.00%, due 1/15/97...........        861,380
                                               -------------
Total Fixed Rate Notes--Agency...............      3,208,358
                                               -------------
FIXED RATE NOTES--CORPORATE (59.2%):
     175,000  AT&T Capital Corporation,
                7.66%, due 1/30/97...........        176,132
     355,000  American Express Credit
                Corporation, 7.875%, due
                12/1/96......................        356,681
   1,128,000  American Express Credit
                Corporation, 7.75%, due
                3/1/97.......................      1,138,977
      75,000  American General Finance
                Corporation, 7.15%, due
                5/15/97......................         75,568
      80,000  American Home Products
                Corporation, 6.875%, due
                4/15/97......................         80,322

                         SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
- ------------  -------------------------------  -------------
FIXED RATE NOTES--CORPORATE, CONTINUED:
$    660,000  Associates Corporation of North
                America, 7.50%, due
                10/15/96.....................  $     661,211
     215,000  Associates Corporation of North
                America, 8.70%, due 1/1/97...        216,815
     395,000  Associates Corporation of North
                America, 6.875%, due
                1/15/97......................        396,372
      50,000  Associates Corporation of North
                America, 9.70%, due 5/1/97...         51,165
     290,000  Associates Corporation of North
                America, 8.625%, due
                6/15/97......................        295,124
   1,520,000  Bankers Trust New York
                Corporation, 7.25%, due
                11/1/96......................      1,523,248
     190,000  Bausch & Lomb, Inc., 6.80%, due
                12/12/96.....................        190,519
      50,000  Baxter International, Inc.,
                7.50%, due 5/1/97............         50,470
     985,000  CIGNA Corporation, 8.00%, due
                9/1/96.......................        985,000
     245,000  CIT Group Holdings, Inc.,
                8.00%, due 1/13/97...........        246,744
      90,000  CIT Group Holdings, Inc.,
                8.75%, due 7/1/97............         91,839
   2,000,000  CSX Transportation, Inc.,
                5.93%, due 6/1/97............      1,999,743
      75,000  Caterpillar Financial Services
                Corporation, 9.125%, due
                12/15/96.....................         75,642
     230,000  The Chase Manhattan
                Corporation, 7.875%, due
                1/15/97......................        231,566
     150,000  Chrysler Financial Corporation,
                4.99%, due 2/3/97............        149,431
     256,000  Citicorp, 8.75%, due 11/1/96...        257,153
     450,000  Commercial Credit Company,
                8.00%, due 9/1/96............        450,000
     250,000  Commercial Credit Company,
                6.75%, due 1/15/97...........        250,765
     500,000  Commercial Credit Company,
                8.125%, due 3/1/97...........        506,313

See notes to financial statements.     16              TRANS ADVISER FUNDS, INC.

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (continued)
AUGUST 31, 1996
- ---------------------------------------------------------------------------

                         SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
- ------------  -------------------------------  -------------
FIXED RATE NOTES--CORPORATE, CONTINUED:
$    100,000  Discover Credit, 7.98%, due
                4/7/97.......................  $     101,067
   1,929,000  Dupont Corporation, 8.45%, due
                10/15/96.....................      1,934,870
     250,000  Fireman's Federal Mortgage,
                8.25%, due 11/1/96...........        250,746
     531,000  First Union Corporation,
                8.125%, due 12/15/96.........        534,341
     195,000  Ford Holdings, Inc., 9.25%, due
                7/15/97......................        199,794
     503,000  Ford Motor Company, 7.875%, due
                10/15/96.....................        504,104
   1,007,000  Ford Motor Credit Company,
                8.00%, due 10/1/96...........      1,008,560
     324,000  Ford Motor Credit Company,
                8.00%, due 12/1/96...........        325,584
     450,000  Ford Motor Credit Company,
                7.875%, due 1/15/97..........        453,260
      25,000  Ford Motor Credit Company,
                5.625%, due 3/3/97...........         24,962
     132,000  Ford Motor Credit Company,
                6.80%, due 8/15/97...........        132,772
     500,000  General Electric Capital
                Corporation, 7.46%, due
                9/30/96......................        500,556
   1,345,000  General Electric Capital
                Corporation, 8.75%, due
                11/26/96.....................      1,353,619
     294,000  General Electric Capital
                Corporation, 8.00%, due
                2/1/97.......................        296,320
   1,319,000  General Motors Acceptance
                Corporation, 8.00%, due
                10/1/96......................      1,321,094
     500,000  General Motors Acceptance
                Corporation, 5.00%, due
                1/27/97......................        498,068
     400,000  General Motors Acceptance
                Corporation, 7.65%, due
                2/4/97.......................        403,086
     602,000  General Motors Corporation,
                7.625%, due 2/15/97..........        606,151
     545,000  Hospital Corporation of
                America, 9.00%, due
                3/15/97......................        553,258
                         SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
- ------------  -------------------------------  -------------
FIXED RATE NOTES--CORPORATE, CONTINUED:
$    130,000  Household Finance Corporation,
                7.80%, due 11/1/96...........  $     130,423
      70,000  ITT Corporation, 7.25%, due
                11/15/96.....................         70,132
     560,000  International Lease Finance
                Corporation, 7.90%, due
                10/1/96......................        560,843
     440,000  International Lease Finance
                Corporation, 4.75%, due
                1/15/97......................        438,099
     500,000  International Lease Finance
                Corporation, 6.35%, due
                1/15/97......................        500,705
     100,000  International Lease Finance
                Corporation, 5.875%, due
                2/1/97.......................         99,909
     275,000  International Lease Finance
                Corporation, 5.50%, due
                4/1/97.......................        273,994
      75,000  John Deere Capital, 4.625%, due
                9/2/96.......................         75,000
      90,000  Lehman Brothers Holdings, Inc.,
                8.375%, due 4/1/97...........         91,155
     247,000  MGM Grand Hotels Financial
                Corporation, Defeased,
                11.75%, due 5/1/97...........        260,637
     200,000  MGM Grand Hotels Financial
                Corporation, Defeased,
                12.00%, due 5/1/97...........        217,831
      45,000  Merck & Company, Inc., 6.00%,
                due 1/15/97..................         44,989
   1,200,000  Morgan Stanley Group, Inc.,
                7.32%, due 1/15/97...........      1,206,451
     432,000  NationsBank Corporation, 8.50%
                due 11/1/96..................        433,784
     250,000  New Zealand Government, 8.25%,
                due 9/25/96..................        250,355
     100,000  Northern Illinois Gas, 5.50%,
                due 2/1/97...................         99,836
     700,000  Norwest Financial, Inc., 4.89%,
                due 11/15/96.................        698,820
     375,000  Norwest Financial, Inc., 7.10%,
                due 11/15/96.................        375,857
     130,000  Norwest Financial, Inc., 6.00%,
                due 8/15/97..................        129,701

See notes to financial statements.     17              TRANS ADVISER FUNDS, INC.

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (continued)
AUGUST 31, 1996
- ---------------------------------------------------------------------------

                         SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
- ------------  -------------------------------  -------------
FIXED RATE NOTES--CORPORATE, CONTINUED:
$    110,000  Oklahoma Gas & Electric
                Company, 5.125%, due
                1/1/97.......................  $     109,700
     100,000  Paccar Financial Corporation,
                5.12%, due 3/10/97...........         99,575
     250,000  Pacific Gas & Electric Company,
                4.87%, due 12/9/96...........        249,350
     435,000  Pacific Northwest Bell
                Telephone Company, 7.50%, due
                12/1/96......................        436,644
     860,000  PepsiCo, Inc., 7.00%, due
                11/15/96.....................        861,837
      30,000  PepsiCo, Inc., 6.875%, due
                5/15/97......................         30,170
     600,000  Pfizer, Inc., 7.125%, due
                10/1/96......................        600,583
     834,000  Pfizer, Inc., 6.50%, due
                2/1/97.......................        836,057
   1,699,000  Philip Morris Companies, Inc.,
                8.75%, due 12/1/96...........      1,710,606
   1,335,000  Philip Morris Companies, Inc.,
                7.50%, due 3/17/97...........      1,345,398
      75,000  Philip Morris Companies, Inc.,
                9.75%, due 5/1/97............         76,750
     260,000  Philip Morris Companies, Inc.,
                8.75%, due 6/15/97...........        265,096
   2,666,000  Public Service Electric & Gas
                Company, 8.75%, due
                11/1/96......................      2,859,577
     170,000  Public Service Electric & Gas
                Company, 8.75%, due 2/1/97...        183,393
     250,000  Quaker Oats Company, 8.85%, due
                11/15/96.....................        251,257
     660,000  Quebec Province, 8.74%, due
                7/21/97......................        673,232
     300,000  Sara Lee Corporation, 5.05%,
                due 2/18/97..................        299,131
   1,897,000  Sears Roebuck and Company,
                9.00%, due 9/15/96...........      1,898,891
                         SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
- ------------  -------------------------------  -------------
FIXED RATE NOTES--CORPORATE, CONTINUED:
$     75,000  Security Pacific Corporation,
                7.75%, due 12/1/96...........  $      75,310
      50,000  Southern California Edison
                Company, 5.90%, due
                1/15/97......................         50,042
     100,000  Tambrands Inc., 4.65%, due
                1/21/97......................         99,479
     325,000  Texaco Capital, 9.00%, due
                11/15/96.....................        326,969
     200,000  Travelers Group, Inc., 8.375%,
                due 12/15/96.................        201,424
     175,000  Travelers Group, Inc., 7.625%,
                due 1/15/97..................        175,983
   2,160,000  U.S. West Capital Funding,
                8.00%, due 10/15/96..........      2,165,190
     135,000  Union Electric Company, 5.50%,
                due 3/1/97...................        134,794
     365,000  Virginia Electric & Power
                Company, 7.25%, due 3/1/97...        367,665
     250,000  Wachovia Bank, 4.875%, due
                2/18/97......................        248,760
     471,000  Wells Fargo & Company, 8.20%,
                due 11/1/96..................        472,623
     445,000  World Book Financial, 8.125%,
                due 9/1/96...................        445,000
                                               -------------
Total Fixed Rate Notes--Corporate............     44,968,019
                                               -------------
REPURCHASE AGREEMENTS (16.4%):
  12,472,423  The First Boston Corporation,
                5.30%, due 9/3/96, to be
                repurchased at 12,479,768
                (collateralized by
                $16,050,000 Federal National
                Mortgage Association, pool
                #339017, 6.092%, due
                12/1/35).....................     12,472,423
                                               -------------
Total Repurchase Agreements..................     12,472,423
                                               -------------
Total Investments (100.0%)...................  $  75,934,653
                                               -------------
                                               -------------

See notes to financial statements.     18              TRANS ADVISER FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 1996
- --------------------------------------------------------------------------

                                                                                INTERMEDIATE
                                                                 AGGRESSIVE         BOND          KENTUCKY     MONEY MARKET
                                            GROWTH/VALUE FUND   GROWTH FUND         FUND        TAX-FREE FUND      FUND
                                            -----------------  --------------  ---------------  -------------  -------------
ASSETS:
  Investments, at value...................   $    15,024,572    $  6,527,398    $  13,695,005   $  15,608,129  $  75,934,653
  Cash....................................         --                --              --                 1,798       --
  Interest, dividends and other
    receivables...........................            16,151           1,422          185,929         261,250      1,173,021
  Receivable for fund shares issued.......            70,576          12,716           23,439          45,402       --
  Organization costs, net of
    amortization..........................            25,935          25,935           25,935          25,935         25,935
                                            -----------------  --------------  ---------------  -------------  -------------
Total assets..............................        15,137,234       6,567,471       13,930,308      15,942,514     77,133,609
                                            -----------------  --------------  ---------------  -------------  -------------
LIABILITIES:
  Payable for securities purchased........         --                --               487,264        --              401,228
  Payable for fund shares redeemed........             1,515           1,165            7,000        --             --
  Administration fee payable..............             2,083           2,083            2,083        --                9,429
  Accrued expenses and other payables.....            25,971          14,309            7,064          23,251         49,226
  Dividends payable.......................         --                --                70,005          78,774        310,879
                                            -----------------  --------------  ---------------  -------------  -------------
Total liabilities.........................            29,569          17,557          573,416         102,025        770,762
                                            -----------------  --------------  ---------------  -------------  -------------
NET ASSETS................................   $    15,107,665    $  6,549,914    $  13,356,892   $  15,840,489  $  76,362,847
                                            -----------------  --------------  ---------------  -------------  -------------
                                            -----------------  --------------  ---------------  -------------  -------------
COMPONENTS OF NET ASSETS:
  Capital paid in.........................   $    14,820,155    $  6,473,696    $  13,705,116   $  16,217,070  $  76,360,353
  Undistributed net investment income
    (distributions in excess).............         --                --              --              (114,051)      --
  Unrealized appreciation (depreciation)..           243,081          60,569         (332,831)       (259,742)      --
  Accumulated net realized gain (loss)....            44,429          15,649          (15,393)         (2,788)         2,494
                                            -----------------  --------------  ---------------  -------------  -------------
NET ASSETS................................   $    15,107,665    $  6,549,914    $  13,356,892   $  15,840,489  $  76,362,847
                                            -----------------  --------------  ---------------  -------------  -------------
                                            -----------------  --------------  ---------------  -------------  -------------
SHARES OUTSTANDING........................         1,350,818         598,307        1,370,318       1,574,612     76,360,353
NET ASSET VALUE PER SHARE.................   $         11.18    $      10.95    $        9.75   $       10.06  $        1.00
OFFERING PRICE PER SHARE EXCEPT MONEY
  MARKET FUND (NAV  DIVIDED BY (1 -
  4.50%)).................................   $         11.71    $      11.47    $       10.21   $       10.53  $        1.00
INVESTMENTS AT COST.......................   $    14,781,491    $  6,466,829    $  14,027,836   $  15,867,871  $  75,934,653

See notes to financial statements.     19              TRANS ADVISER FUNDS, INC.

STATEMENTS OF OPERATIONS
PERIOD ENDED AUGUST 31, 1996 (1)
- ---------------------------------------------------------------------------

                                                                   AGGRESSIVE     INTERMEDIATE     KENTUCKY       MONEY
                                                GROWTH/VALUE         GROWTH           BOND         TAX-FREE       MARKET
                                                    FUND              FUND            FUND           FUND          FUND
                                              -----------------  --------------  ---------------  -----------  ------------
INVESTMENT INCOME:
  Interest income...........................     $    30,853      $     13,762     $   667,383     $ 843,000   $  2,798,408
  Dividend income...........................          78,497             7,604         --             --            --
                                              -----------------  --------------  ---------------  -----------  ------------
Total income................................         109,350            21,366         667,383       843,000      2,798,408
                                              -----------------  --------------  ---------------  -----------  ------------
EXPENSES:
  Advisory..................................          81,961            31,177          38,478        63,051         99,711
  Management................................          22,916            22,917          22,917        23,644         74,783
  Transfer agency...........................          28,121            27,644          25,552        33,235         23,393
  Shareholder services......................          20,490             7,794          24,049        39,407        124,638
  Custody...................................           1,964               741           5,455         4,415         21,297
  Accounting................................          33,000            33,000          33,000        35,600         34,000
  Legal.....................................           6,682             4,238           8,200        12,962         29,232
  Registration..............................          10,402             6,732           8,984         7,892         35,373
  Audit.....................................          14,812            14,319          15,846        16,755         15,268
  Amortization of organization costs........           5,824             5,824           5,824         5,824          5,824
  Trustees..................................             716               196           1,251         1,532          5,351
  Other.....................................           5,453             2,874           6,345        15,916         24,224
                                              -----------------  --------------  ---------------  -----------  ------------
Total expenses..............................         232,341           157,456         195,901       260,233        493,094
  Expenses reimbursed and fees waived.......         (72,244)          (96,565)       (130,304)     (132,065)      (168,154)
                                              -----------------  --------------  ---------------  -----------  ------------
Net expenses................................         160,097            60,891          65,597       128,168        324,940
                                              -----------------  --------------  ---------------  -----------  ------------
  NET INVESTMENT INCOME (LOSS)..............         (50,747)          (39,525)        601,786       714,832      2,473,468
                                              -----------------  --------------  ---------------  -----------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENTS:
  Net realized gain (loss) on investments...          89,352            43,284         (15,393)       (2,788)         2,494
  Net change in unrealized appreciation
    (depreciation)..........................         243,081            60,569        (332,831)     (259,742)       --
                                              -----------------  --------------  ---------------  -----------  ------------
Net realized and unrealized gain (loss) from
  investments...............................         332,433           103,853        (348,224)     (262,530)         2,494
                                              -----------------  --------------  ---------------  -----------  ------------
INCREASE IN NET ASSETS FROM OPERATIONS......     $   281,686      $     64,328     $   253,562     $ 452,302   $  2,475,962
                                              -----------------  --------------  ---------------  -----------  ------------
                                              -----------------  --------------  ---------------  -----------  ------------

                                                                                                   Sept. 27,    Sept. 29,
                                               Sept. 29, 1995    Sept. 29, 1995   Oct. 3, 1995       1995          1995
(1) Date of commencement of operations

See notes to financial statements.     20              TRANS ADVISER FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS
PERIOD ENDED AUGUST 31, 1996 (1)
- ---------------------------------------------------------------------------

                                                              AGGRESSIVE     INTERMEDIATE       KENTUCKY          MONEY
                                           GROWTH/VALUE         GROWTH           BOND           TAX-FREE         MARKET
                                               FUND              FUND            FUND             FUND            FUND
                                         -----------------  --------------  ---------------  --------------  ---------------
NET ASSETS--September 1, 1995..........         --                --              --               --              --
                                         -----------------  --------------  ---------------  --------------  ---------------
OPERATIONS:
  Net investment income (loss).........   $       (50,747)   $    (39,525)   $     601,786   $      714,832  $     2,473,468
  Net realized gain (loss) on
    investments........................            89,352          43,284          (15,393)          (2,788)           2,494
  Net change in unrealized appreciation
    (depreciation).....................           243,081          60,569         (332,831)        (259,742)       --
                                         -----------------  --------------  ---------------  --------------  ---------------
                                                  281,686          64,328          253,562          452,302        2,475,962
                                         -----------------  --------------  ---------------  --------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income................         --                --              (601,786)        (828,883)      (2,473,468)
                                         -----------------  --------------  ---------------  --------------  ---------------
CAPITAL SHARE TRANSACTIONS:
  Sale of shares.......................        15,471,301       7,269,024       14,919,014       28,751,437      446,620,681
  Reinvested dividends.................         --                --                13,886          559,139           84,304
  Cost of shares repurchased...........          (645,322)       (783,438)      (1,227,784)     (13,093,506)    (370,344,632)
                                         -----------------  --------------  ---------------  --------------  ---------------
                                               14,825,979       6,485,586       13,705,116       16,217,070       76,360,353
                                         -----------------  --------------  ---------------  --------------  ---------------
NET ASSETS--August 31, 1996............   $    15,107,665    $  6,549,914    $  13,356,892   $   15,840,489  $    76,362,847
                                         -----------------  --------------  ---------------  --------------  ---------------
                                         -----------------  --------------  ---------------  --------------  ---------------

                                          Sept. 29, 1995    Sept. 29, 1995   Oct. 3, 1995    Sept. 27, 1995  Sept. 29, 1995
(1) Date of commencement of operations

See notes to financial statements.     21              TRANS ADVISER FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1996
- ---------------------------------------------------------------------------

NOTE 1. ORGANIZATION
Trans Adviser Funds, Inc. (the "Company") is an open-end management investment company incorporated under the laws of the State of Maryland. The Company currently consists of five operational non-diversified investment portfolios, the Growth/Value Fund, the Aggressive Growth Fund, the Intermediate Bond Fund, the Kentucky Tax-Free Fund, and the Money Market Fund (each a "Fund" and collectively the "Funds"). The Funds, except for Money Market Fund, are offered at Net Asset Value ("NAV") plus a sales charge, currently 4.50% of NAV. The Money Market Fund is offered at NAV. The Funds commenced investment operations on the following dates:

Growth/Value Fund         September 29, 1995
Aggressive Growth Fund    September 29, 1995
Intermediate Bond Fund    October 3, 1995
Kentucky Tax-Free Fund    September 27, 1995
Money Market Fund         September 29, 1995

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Funds' financial statements are prepared in accordance with generally accepted accounting principles which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates and are expected to be immaterial to the net assets of the Funds.

SECURITY VALUATION-All securities held by the Money Market Fund are valued utilizing the amortized cost method, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. Securities, other than short-term, held by the other Funds (the "Bond and Equity Funds") for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and ask price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Directors. Securities with a maturity of 60 days or less held by the Bond and Equity Funds are valued at amortized cost.

PREMIUM AMORTIZATION AND DISCOUNT ACCRETION-In all Funds other than the Kentucky Tax-Free Fund, if a fixed income investment is purchased at a premium, the premium is not amortized. The Kentucky Tax-Free Fund amortizes premium on fixed income investments to the maturity (or first call) date using the yield to maturity method. If a fixed income investment is purchased at a discount (other than original issue discount), the discount is not accreted. Original issue discount on fixed income investments is accreted daily using the yield to maturity method.

INTEREST AND DIVIDEND INCOME AND DISTRIBUTIONS TO SHAREHOLDERS-Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly for Money Market Fund, Kentucky Tax-Free Fund, and Intermediate Bond Fund, and declared and paid annually for Growth/Value Fund and Aggressive Growth Fund. Net capital gain, if any, is distributed at least annually.

Distributions from net investment income and realized capital gains are based on their tax basis. The significant difference between financial statement amounts available for distribution and distributions made in accordance with income tax regulations are primarily attributable to the deferral of post-October losses and wash sales.

ORGANIZATION COSTS-The costs incurred by the Funds in connection with their organization, in amounts of $31,759 for each Fund, have been capitalized and are being amortized using the straight-line method over a five year period beginning on the commencement of each Fund's investment operations. Certain of these costs were paid by Forum Financial Services, Inc. and have been reimbursed by the respective Funds. Organization expenses are being amortized to operations over a five-year period on a straight-line basis. In the event any of the initial shares are redeemed by any

                                       22              TRANS ADVISER FUNDS, INC.

AUGUST 31, 1996
- ---------------------------------------------------------------------------

holder thereof during the five-year amortization period, redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

FEDERAL INCOME TAX-Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no Federal income tax provision is required.

OTHER-Realized gains and losses on investments sold are recorded on the basis of identified cost. Security transactions are accounted for on a trade date basis.

NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The investment adviser of the Funds is Trans Financial Bank, N.A. (the "Adviser"). The Adviser receives an advisory fee from Growth/Value Fund and Aggressive Growth Fund at an annual rate of 1.00% of the respective Fund's average daily net assets. The Adviser receives an advisory fee from Intermediate Bond Fund and Kentucky Tax-Free Fund at an annual rate of 0.40% of the respective Fund's average daily net assets. The Adviser receives an advisory fee from Money Market Fund at an annual rate of 0.20% of the Fund's average daily net assets. Pursuant to an agreement between the Adviser and Mastrapasqua and Associates, Inc. ("M&A") (the "Sub-Adviser"), the Adviser may delegate certain of its advisory responsibilities to the Sub-Adviser. For its services, M&A is paid by the Adviser as follows: with respect to the Aggressive Growth and the Growth/Value Funds, the Adviser (not the Fund) pays to M&A an annual fee, calculated daily and paid monthly, of .50% on the first $100 million of such Funds' combined average daily net assets plus .25% of such Funds' combined average daily net assets in excess of $100 million for its services, and, with respect to each other Trans Adviser Fund, the Adviser (not the Fund) pays M&A an annual fee, calculated daily and paid monthly, of .03% of average daily net assets for its services.

The Adviser has agreed to reimburse each Fund for certain operating expenses (exclusive of interest, taxes, brokerage fees, fees and other expenses paid pursuant to any distribution plan and organization expenses, all to the extent permitted by applicable state law or regulation) which in any year exceed the limits prescribed by any state in which the Fund's shares are qualified for sale. Each Fund's annual expenses are estimated and accrued daily, and any related reimbursements are made monthly by the Adviser.

The administrator of the Company is Forum Financial Services, Inc. ("Forum"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. For its administrative services Forum receives a fee for each Fund equal to the greater of $25,000 per year or 0.15% of the annual average daily net assets of each Fund. Forum also acts as the Company's distributor pursuant to a separate Distribution Agreement with the Company. Forum receives no compensation under that agreement. In addition, certain legal expenses were charged to the Company by Forum amounting to $18,053.

Forum Financial Corp. ("FFC"), an affiliate of Forum, serves as the Company's transfer agent and dividend disbursing agent, and for those services receives an annual fee of $12,000 per year for each Fund, an annual shareholder account fee of $25 per shareholder, additional class charges, and out of pocket expenses billed at cost. The Company has adopted a shareholder service plan under which the Company pays Forum a shareholder servicing fee at an annual rate of 0.25% of the daily net assets of each Fund. Forum may pay any or all amounts of these payments to various institutions which provide shareholder servicing to their customers. FFC also serves as the Company's fund accountant and is compensated for those services at an amount of $36,000 per year per Fund plus certain amounts based upon the number and types of portfolio transactions within each Fund.

                                       23              TRANS ADVISER FUNDS, INC.

AUGUST 31, 1996
- ---------------------------------------------------------------------------

For the period ended August 31, 1996, fees waived and expenses reimbursed were as follows:

                                                                    EXPENSES     EXPENSES       EXPENSES
                                                             VOLUNTARILY  VOLUNTARILY   VOLUNTARILY
                                                              WAIVED BY    WAIVED BY   REIMBURSED BY
                                                                FORUM     THE ADVISER   THE ADVISER
                                                             -----------  -----------  --------------
Growth/Value Fund..........................................   $     543    $  34,323     $   37,378
Aggressive Growth Fund.....................................         288       31,178         65,099
Intermediate Bond Fund.....................................         178       38,478         91,648
Kentucky Tax-Free Fund.....................................      11,185       63,051         57,829
Money Market Fund..........................................       2,071       93,026         73,057

NOTE 4. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales (including maturities) of securities (excluding short-term investments) during the period ended August 31, 1996 were as follows:

                                                            COST OF PURCHASES    PROCEEDS FROM SALES
                                                            ------------------  ---------------------
Growth/Value Fund.........................................    $   15,678,024        $   1,713,849
Aggressive Growth Fund....................................         6,815,109              465,088
Intermediate Bond Fund....................................        12,911,112              965,841
Kentucky Tax-Free Fund....................................        38,298,203           23,002,307

The cost of investments for federal income tax purposes is the same as for financial reporting purposes. Unrealized appreciation and depreciation as of August 31, 1996 were as follows:

                                                     UNREALIZED APPRECIATION  UNREALIZED DEPRECIATION
                                                     -----------------------  -----------------------
Growth/Value Fund..................................       $   1,166,837             $   923,756
Aggressive Growth Fund.............................             661,156                 600,587
Intermediate Bond Fund.............................              13,166                 345,997
Kentucky Tax-Free Fund.............................              25,840                 285,582

NOTE 5. CAPITAL SHARE TRANSACTIONS
Transactions of Fund shares for the period ended August 31, 1996 are summarized in the following table:

                         GROWTH/VALUE    AGGRESSIVE    INTERMEDIATE  KENTUCKY TAX-    MONEY MARKET
                             FUND        GROWTH FUND    BOND FUND      FREE FUND          FUND
                         -------------  -------------  ------------  --------------  --------------
Sale of Shares.........     1,408,416       668,440      1,491,710       2,814,888     446,620,681
Shares Issued on
 Reinvested
 Dividends.............            --            --          1,404          57,538          84,304
Shares Repurchased.....        57,598        70,133        122,796       1,297,814     370,344,632
                         -------------  -------------  ------------  --------------  --------------
Net Increase...........     1,350,818       598,307      1,370,318       1,574,612      76,360,353
                         -------------  -------------  ------------  --------------  --------------
                         -------------  -------------  ------------  --------------  --------------

NOTE 6. CONCENTRATION OF CREDIT RISK
The Kentucky Tax-Free Fund invests substantially all of its assets in debt obligations of issuers located in the state of Kentucky. The issuers' abilities to meet their obligations may be affected by Kentucky economic or political developments.

                                       24              TRANS ADVISER FUNDS, INC.

FINANCIAL HIGHLIGHTS
PERIOD ENDED AUGUST 31, 1996 (a)
- ---------------------------------------------------------------------------

SELECTED PER SHARE DATA AND                          AGGRESSIVE       INTERMEDIATE      KENTUCKY       MONEY
RATIOS FOR A SHARE OUTSTANDING    GROWTH/VALUE         GROWTH             BOND          TAX-FREE      MARKET
THROUGHOUT THE PERIOD                 FUND              FUND              FUND            FUND         FUND
                                -----------------  ---------------  ----------------  ------------  -----------
Beginning Net Asset Value Per
  Share.......................      $   10.00         $   10.00         $   10.00       $   10.00    $    1.00
                                      -------           -------           -------     ------------  -----------
Net Investment Income
  (Loss)(c)...................          (0.06)            (0.11)             0.57            0.51         0.05
Net Realized and Unrealized
  Gain/(Loss) on
  Investments.................           1.24              1.06             (0.25)           0.06           --
Distributions from Net
  Investment Income...........             --                --             (0.57)          (0.51)       (0.05)
                                      -------           -------           -------     ------------  -----------
Ending Net Asset Value Per
  Share.......................      $   11.18         $   10.95         $    9.75       $   10.06    $    1.00
                                      -------           -------           -------     ------------  -----------
                                      -------           -------           -------     ------------  -----------
Ratios to Average Net Assets:
  Expenses(b)(e)..............           1.95%             1.95%             0.68%           0.82%        0.65%
  Net Investment Income
    (Loss)(e).................          (0.62)%           (1.26)%            6.31%           5.30%        4.94%
Total Return (f)..............          11.80%             9.50%             3.23%           5.80%        4.70%
Portfolio Turnover Rate.......          21.12%            15.70%            12.38%         145.12%         N/A
Average Commission Rate.......           0.07(d)           0.08(d)            N/A             N/A          N/A
Net Assets at End of Period
  (000's omitted).............        $15,108            $6,550           $13,357         $15,840      $76,363

(a) Date of commencement of          Sept. 29, 1995     Sept. 29, 1995        Oct. 3, 1995     Sept. 27, 1995     Sept. 29, 1995
operations

(b) During the period, various fees and expenses were waived and reimbursed. Had such waiver and reimbursement not occurred, the ratio of expenses to average net assets would have been:

                                          2.83     %         5.05   %           2.04    %         1.65 %        0.99 %

(c) Calculated using weighted average shares outstanding for the period.

(d) Amount represents the average commission per share paid to brokers on the purchase or sale of equity securities.

(e)  Annualized.

(f)  Excludes applicable sales charge.
- ----------------------------------------------------------------------------
Federal Tax Status of Dividends Declared (unaudited)

None of the Funds paid long-term capital gain dividends during the period. All dividends declared by the Funds were distributions of ordinary income. None of these dividends qualify for the corporate dividend received deduction from Federal income tax. The amount of the dividends per share declared by the Kentucky Tax-Free Fund that is exempt from Federal taxes follows.

Sep-95  $0.0086
Oct-95  0.0430
Nov-95  0.0344
Dec-95  0.0430
Jan-96  0.0430
Feb-96  0.0344
Mar-96  0.0430
Apr-96  0.0344
May-96  0.0430
Jun-96  0.0344
Jul-96  0.0344
Aug-96  0.0430
        ------
        $0.4386
        ------
        ------

See notes to financial statements.     25              TRANS ADVISER FUNDS, INC.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
Trans Adviser Funds, Inc.

We have audited the accompanying statements of assets and liabilities of Growth/Value Fund, Aggressive Growth Fund, Intermediate Bond Fund, Kentucky Tax-Free Fund, and Money Market Fund, portfolios of Trans Adviser Funds, Inc. (the Funds), including the schedules of investments, as of August 31, 1996, and the related statements of operations, statements of changes in net assets and financial highlights for the periods presented on pages 20, 21 and 25, respectively. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Growth/Value Fund, Aggressive Growth Fund, Intermediate Bond Fund, Kentucky Tax-Free Fund, and Money Market Fund, as of August 31, 1996, and the results of their operations, the changes in their net assets and financial highlights for the periods presented on pages 20, 21 and 25, respectively, in conformity with generally accepted accounting principles.

                                          KPMG Peat Marwick LLP

Boston, Massachusetts
October 18, 1996

                   April 11, 1997


Dear Shareholder:

We are pleased to present the report on the operations of the Trans Adviser Funds, Inc. during the semi-annual period ended February 28, 1997. This report covers the five Funds: Aggressive Growth, Growth/Value, Intermediate Bond, Kentucky Tax-Free, and Money Market Funds.

During the period, the stock market, as measured by the S&P 500 Index, rose 21.30%. Because the Index is weighted by the market capitalization of the issuers comprising the Index, the stock of the fifty largest issuers accounts for approximately 50% of the performance of the entire Index. Investments in popular index funds have supported the stock prices of this relatively small group of issuers, even though many observers have noted that it is primarily the prices of these companies' stocks that exceed normal valuation parameters. We are therefore pleased with the total return of 21.34% the Growth/Value Fund and 15.27% for the Aggressive Growth Fund, even though they did not surpass the S&P benchmark. In our view, by investing in quality companies with strong fundamentals such as low relative price-to-earnings ratios these Funds are poised to take advantage of economic data and company results that meet or exceed the market's current bearish expectations.

The bond market during the last six months has continued to exhibit yield and price volatility. During this period, the Trans Adviser Intermediate Bond Fund had a total return of 4.40%. By comparison, the Merrill Lynch Taxable Bond Index had a total return of 4.12%. The Kentucky Tax-Free Fund's return was 4.45% as compared to the 4.46% average total return of the funds in the Morningstar National Municipal Bond category. The Kentucky Tax-Free Fund has also maintained a relatively stable net asset value despite the movement in interest rates during this period. On the whole, we continue to believe that superior returns in the bond markets can be achieved through an actively-managed relative value approach that seeks out inefficiencies in the market.

During this period, investments in the Money Market Fund grew to over $100 million. The Fund continues to offer a highly diversified and convenient vehicle for cash management.

We take great pride in the accomplishments of the Trans Adviser Funds during their first eighteen months of operations. The Funds' continued growth has confirmed our original vision that there is a broad-based appeal for funds managed locally that employ our investment style and experience. We are confident that the Funds will enjoy continued growth as word of our investment approach and capabilities spreads to a broader network of investors.

If you have any questions or would like additional information about the Trans Adviser Funds, please call 800-811-8258. Thank you once again for choosing to invest with the Trans Adviser Funds.

                               THOMAS A. TRANTUM

THOMAS A. TRANTUM
President

GROWTH/VALUE FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 1997 (Unaudited)
------------------------------------------------------------------------------

                        SECURITY
  SHARES               DESCRIPTION                 VALUE
- ----------  ---------------------------------  -------------
COMMON STOCKS (98.8%)
AMUSEMENT & RECREATION SERVICES (1.7%)
    10,000  Promus Hotel Corp.(a)............  $     353,751
                                               -------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS (0.9%)
     7,500  Autozone, Inc.(a)................        185,625
                                               -------------
BUSINESS SERVICES (8.0%)
    20,000  ADT Ltd.(a)......................        435,000
    15,000  Oracle Systems Corp.(a)..........        588,750
    20,000  Sun Microsystems, Inc.(a)........        617,500
                                               -------------
                                                   1,641,250
                                               -------------
CHEMICALS & ALLIED PRODUCTS (8.9%)
     4,000  Bristol-Myers Squibb Co. ........        522,000
     6,000  Merck & Co., Inc. ...............        552,000
    10,000  Schering-Plough Corp. ...........        766,250
                                               -------------
                                                   1,840,250
                                               -------------
DEPOSITORY INSTITUTIONS (7.8%)
    12,000  Carolina First Corp. ............        213,000
     5,000  Chase Manhattan Corp. ...........        500,625
    22,500  MBNA Corp. ......................        720,000
     4,000  Union Planters Corp. ............        179,000
                                               -------------
                                                   1,612,625
                                               -------------
EATING & DRINKING PLACES (2.1%)
    10,000  Host Marriott Corp.(a)...........        180,000
     4,000  Quality Dining, Inc.(a)..........         46,500
    25,000  Shoney's, Inc.(a)................        206,250
                                               -------------
                                                     432,750
                                               -------------
ELECTRIC, GAS, & SANITARY SERVICES (2.2%)
    10,000  Sonat, Inc. .....................        460,000
                                               -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
  COMPUTER EQUIPMENT (2.0%)
     5,000  Novellus Systems, Inc.(a)........        408,750
                                               -------------
FOOD STORES (1.9%)
     7,500  Kroger Co.(a)....................        397,500
                                               -------------
GENERAL MERCHANDISE STORES (1.6%)
     6,000  Sears Roebuck and Co. ...........        325,500
                                               -------------
HEALTH SERVICES (9.3%)
    20,000  Beverly Enterprises, Inc.(a).....        287,500
     5,000  Health Management Associates,
              Inc.(a)........................        132,500
     2,345  Healthsouth Rehabilitation
              Corp.(a).......................         94,386

                        SECURITY
  SHARES               DESCRIPTION                 VALUE
- ----------  ---------------------------------  -------------
HEALTH SERVICES, CONTINUED
    10,000  Living Centers of America,
              Inc.(a)........................  $     318,750
     5,000  Quorum Health Group, Inc.(a).....        156,875
    15,000  Tenet Healthcare Corp.(a)........        406,875
    15,000  Vencor, Inc.(a)..................        519,375
                                               -------------
                                                   1,916,261
                                               -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT
  (13.2%)
     7,500  Baker Hughes, Inc. ..............        266,250
     6,000  IBM Corp. .......................        862,500
    13,000  Lam Research Corp.(a)............        495,625
    10,000  Qlogic Corp.(a)..................        202,500
    15,000  Western Digital Corp.(a).........        885,000
                                               -------------
                                                   2,711,875
                                               -------------
INSURANCE CARRIERS (3.9%)
     5,000  Ace, Ltd. .......................        325,000
     4,000  American International Group,
              Inc. ..........................        484,000
                                               -------------
                                                     809,000
                                               -------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
  PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (4.4%)
    10,000  Baxter International, Inc. ......        460,000
     7,500  Input/Output Inc.(a).............        160,312
    10,000  Tech-Sym Corp.(a)................        295,000
                                               -------------
                                                     915,312
                                               -------------
MISCELLANEOUS RETAIL (3.3%)
    10,000  CVS Corp. .......................        462,500
     6,000  Friedman's, Inc. Class A(a)......         90,750
    10,000  OfficeMax, Inc.(a)...............        120,000
                                               -------------
                                                     673,250
                                               -------------
MOTION PICTURES (0.5%)
     1,500  The Walt Disney Co. .............        111,375
                                               -------------
NONDEPOSITORY CREDIT INSTITUTIONS (2.9%)
    12,500  Capital One Financial Corp. .....        496,875
    10,000  Olympic Financial, Ltd.(a).......        110,000
                                               -------------
                                                     606,875
                                               -------------
OIL & GAS EXTRACTION (6.4%)
    12,000  Nuevo Energy Co.(a)..............        498,000
     6,500  Pride Petroleum Services,
              Inc.(a)........................        108,875
     4,000  Schlumberger, Ltd. ..............        402,500
     5,000  Seagull Energy Corp.(a)..........         91,875

See Notes to Schedule of Investments.  2               TRANS ADVISER FUNDS, INC.

GROWTH/VALUE FUND

FEBRUARY 28, 1997 (Unaudited)
- ----------------------------------------------------------------------------

                        SECURITY
  SHARES               DESCRIPTION                 VALUE
- ----------  ---------------------------------  -------------
OIL & GAS EXTRACTION, CONTINUED
    10,000  Stone Energy Corp.(a)............  $     220,000
                                               -------------
                                                   1,321,250
                                               -------------
PHARMECEUTICAL PREPARATIONS (4.0%)
     8,000  American Home Products Corp. ....        512,000
     5,000  Teva Pharmaceutical ADR..........        309,062
                                               -------------
                                                     821,062
                                               -------------
PROFESSIONAL SERVICES (0.9%)
    10,000  SCB Computer Technology,
              Inc.(a)........................        180,000
                                               -------------
WATER TRANSPORTATION (2.1%)
    10,000  Tidewater, Inc. .................        430,000
                                               -------------
WHOLESALE TRADE--DURABLE GOODS (7.2%)
     6,000  Arrow Electronics Inc.(a)........        336,750
     4,000  Avnet, Inc. .....................        250,000
     5,000  Lockheed Martin Corp. ...........        442,500
                        SECURITY
  SHARES               DESCRIPTION                 VALUE
- ----------  ---------------------------------  -------------
WHOLESALE TRADE--DURABLE GOODS, CONTINUED
    15,000  Sybron International Corp.-
              Wisconsin(a)...................  $     446,250
                                               -------------
                                                   1,475,500
                                               -------------
WHOLESALE TRADE--NONDURABLE GOODS (3.6%)
    10,000  AmeriSource Health Corp. ........        503,750
     5,000  Safeway, Inc.(a).................        240,625
                                               -------------
                                                     744,375
                                               -------------
Total Common Stocks
(cost $16,904,586)...........................     20,374,136
                                               -------------
SHORT-TERM HOLDINGS (1.2%)
   254,744  Forum Daily Assets Treasury Fund
              (cost $254,744)................        254,744
                                               -------------
Total Investments (100.0%)
  (cost $17,159,330)(c)......................  $  20,628,880
                                               -------------
                                               -------------

See Notes to Schedule of Investments.  3               TRANS ADVISER FUNDS, INC.

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 1997 (Unaudited)
- ----------------------------------------------------------------------------

                         SECURITY
  SHARES               DESCRIPTION                 VALUE
- ----------  ----------------------------------  ------------
COMMON STOCKS (95.7%)
AMUSEMENT & RECREATION SERVICES (1.9%)
     5,000  Promus Hotel Corp.(a).............  $    176,875
                                                ------------
BUSINESS SERVICES (7.8%)
    10,000  ADT Ltd.(a).......................       217,500
     7,500  Oracle Systems Corp.(a)...........       294,375
     7,000  Sun Microsystems, Inc.(a).........       216,125
                                                ------------
                                                     728,000
                                                ------------
DEPOSITORY INSTITUTIONS (2.3%)
    12,000  Carolina First Corp. .............       213,000
                                                ------------
EATING & DRINKING PLACES (2.5%)
     6,000  Quality Dining, Inc.(a)...........        69,750
    20,000  Shoney's, Inc.(a).................       165,000
                                                ------------
                                                     234,750
                                                ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
  COMPUTER EQUIPMENT (6.1%)
     4,000  Novellus Systems, Inc.(a).........       327,000
    15,000  Symmetricom, Inc.(a)..............       241,875
                                                ------------
                                                     568,875
                                                ------------
FOOD STORES (3.7%)
     3,500  Kroger Co.(a).....................       185,500
    10,000  Ruddick Corp. ....................       160,000
                                                ------------
                                                     345,500
                                                ------------
GENERAL MERCHANDISE STORES (0.9%)
     2,500  Consolidated Stores Corp.(a)......        87,812
                                                ------------
HEALTH SERVICES (15.7%)
     5,000  Health Management Associates,
              Inc.(a).........................       132,500
     5,000  HealthCare COMPARE Corp.(a).......       213,438
     7,500  Living Centers of America,
              Inc.(a).........................       239,063
    15,000  NABI, Inc.(a).....................       144,375
    15,000  Paracelsus Healthcare Corp.(a)....        71,250
     2,000  Quorum Health Group, Inc.(a)......        62,750
    10,000  Tenet Healthcare Corp.(a).........       271,251
    10,000  Vencor, Inc.(a)...................       346,250
                                                ------------
                                                   1,480,877
                                                ------------
HOME FURNITURE, FURNISHINGS, & EQUIPMENT STORES (0.6%)
     5,000  Movie Gallery, Inc.(a)............        53,750
                                                ------------

                         SECURITY
  SHARES               DESCRIPTION                 VALUE
- ----------  ----------------------------------  ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT
  (17.1%)
    10,000  Lam Research Corp.(a).............  $    381,250
    10,000  Qlogic Corp.(a)...................       202,500
    15,000  Smart Modular Technologies(a).....       436,875
    10,000  Western Digital Corp.(a)..........       590,000
                                                ------------
                                                   1,610,625
                                                ------------
INDUSTRY ELECTRONICS & ELECTRICAL EQUIPMENT (2.5%)
    12,000  Semtech Corp.(a)..................       238,500
                                                ------------
INSURANCE CARRIERS (2.8%)
     4,000  Ace, Ltd. ........................       260,000
                                                ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
  PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (1.9%)
     6,000  Tech-Sym Corp.(a).................       177,000
                                                ------------
MISCELLANEOUS RETAIL (2.2%)
     2,500  CVS Corp. ........................       115,625
     6,000  Friedman's, Inc. Class A(a).......        90,750
                                                ------------
                                                     206,375
                                                ------------
NONDEPOSITORY CREDIT INSTITUTIONS (3.7%)
     6,000  Capital One Financial Corp. ......       238,500
    10,000  Olympic Financial, Ltd.(a)........       110,000
                                                ------------
                                                     348,500
                                                ------------
OIL & GAS EXTRACTION (11.8%)
    12,500  GeoScience Corp.(a)...............       162,500
     9,000  Nuevo Energy Co.(a)...............       373,500
    15,000  Pride Petroleum Services,
              Inc.(a).........................       251,250
     5,000  Seagull Energy Corp.(a)...........        91,875
     5,000  St. Mary Land & Exploration
              Co. ............................       121,875
     5,000  Stone Energy Corp.(a).............       110,000
                                                ------------
                                                   1,111,000
                                                ------------
PROFESSIONAL SERVICES (2.1%)
    11,000  SCB Computer Technology,
              Inc.(a).........................       198,000
                                                ------------
TRANSPORTATION SERVICES (1.8%)
    10,000  Simon Transportation
              Services(a).....................       170,000
                                                ------------
WATER TRANSPORTATION (2.7%)
     6,000  Tidewater, Inc. ..................       258,000
                                                ------------
WHOLESALE TRADE-DURABLE GOODS (1.6%)
     5,000  Sybron International Corp.-
              Wisconsin(a)....................       148,750
                                                ------------

See Notes to Schedule of Investments.  4               TRANS ADVISER FUNDS, INC.

AGGRESSIVE GROWTH FUND

FEBRUARY 28, 1997 (Unaudited)
- ---------------------------------------------------------------------------

                         SECURITY
  SHARES               DESCRIPTION                 VALUE
- ----------  ----------------------------------  ------------
WHOLESALE TRADE-NONDURABLE GOODS (4.0%)
     7,500  AmeriSource Health Corp.(a).......  $    377,812
                                                ------------
Total Common Stocks (cost $7,716,134).........     8,994,001
                                                ------------
SHORT-TERM HOLDINGS (4.3%)
   399,257  Forum Daily Assets Treasury Fund
              (cost $399,257).................       399,257
                                                ------------
Total Investments (100.0%)
  (cost $8,115,391)(c)........................  $  9,393,258
                                                ------------
                                                ------------

See Notes to Schedule of Investments.  5               TRANS ADVISER FUNDS, INC.

INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 1997 (Unaudited)
- ----------------------------------------------------------------------------

    FACE                 SECURITY
   AMOUNT               DESCRIPTION                VALUE
- ------------  -------------------------------  -------------
ASSET BACKED SECURITIES (0.6%)
$     90,434  SBA, Series 87-A, 8.45%, due
                1/1/07 (cost $93,599)........  $      92,490
                                               -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (6.7%)
     260,070  FHLMC, Series 1072, Class G,
                7.00%, due 5/15/06...........        261,833
     800,000  FHLMC, Series 1720, Class E,
                7.50%, due 12/15/09..........        809,438
                                               -------------
Total Collateralized Mortgage Obligations
  (cost $1,088,246)..........................      1,071,271
                                               -------------
CORPORATE BONDS (52.4%)
     686,000  Alabama Power, 8.30%, due
                7/1/22.......................        694,923
     100,000  Anheuser Busch Cos., 7.00%, due
                5/30/00......................        100,211
     400,000  Anheuser Busch Cos., 7.00%, due
                9/1/05.......................        399,210
     278,000  Anheuser Busch Cos., 8.75%, due
                12/1/99......................        293,062
     169,000  Associates Corp. of North
                America, 6.00%, due
                3/15/00......................        166,307
      50,000  Berkley W.R. Corp., 9.875%, due
                5/15/08......................         58,974
     250,000  British Petroleum America,
                Inc., 6.50%, due 12/15/99....        248,942
     215,000  Chase Manhatten Corp., 8.00%,
                due 5/15/04..................        219,689
     140,000  Commonwealth Edison Co., 9.50%,
                due 5/1/16...................        146,709
     150,000  Consumers Power, 6.875%, due
                5/1/98.......................        150,133
     191,000  Dayton Hudson Corp., 9.875%,
                due 6/17/97..................        202,411
     150,000  Deere & Co., 8.95%, due
                6/15/19......................        164,844
     160,000  Florida Power & Light Co.,
                8.00%, due 8/25/22...........        160,673
     100,000  Ford Motor Credit Co., 5.83%,
                due 6/29/98..................         99,591
     172,000  Ford Motor Credit Co., 6.85%,
                due 8/15/00..................        173,301

    FACE                 SECURITY
   AMOUNT               DESCRIPTION                VALUE
- ------------  -------------------------------  -------------
CORPORATE BONDS, CONTINUED
$    160,000  Ford Motor Credit Co., 7.50%,
                due 1/15/03..................  $     164,229
     160,000  GTE of Southeast Corp., 8.00%,
                due 12/1/01..................        161,924
     130,000  General Electric Capital Corp.,
                6.66%, due 5/1/18............        130,240
      69,000  Georgia Power Co., First
                Mortgage Bonds, 7.95%, due
                2/1/23.......................         69,401
     250,000  Greyhound Financial Corp.,
                7.82%, due 1/27/03...........        258,036
     250,000  IBM Credit Corp., 6.20%, due
                3/19/01......................        245,254
     300,000  Inco, Ltd., 9.60%, due
                6/15/22......................        327,139
     120,000  Jersey Central Power & Light
                Co., 9.20%, due 7/1/21.......        131,171
      46,000  Kaiser Permanente, 9.55%, due
                7/15/05......................         53,336
      56,000  Kraft, Inc., 8.50%, due
                2/15/17......................         58,367
     200,000  Michigan Bell Telephone Co.,
                6.375%, due 2/1/05...........        193,489
     175,000  Pacific Gas & Electric Co.,
                6.625%, due 6/1/00...........        173,491
     439,000  Pennsylvania Power & Light Co.,
                9.25%, due 10/1/19...........        477,390
     165,000  Questar Pipeline, 9.375%, due
                6/1/21.......................        184,082
      70,000  Rohm & Haas Co., 9.80%, due
                4/15/20......................         84,824
     675,000  Shopko Stores, 9.25%, due
                3/15/22......................        650,830
     200,000  Southern California Edison,
                7.375%, due 12/15/03.........        200,864
      85,000  Southwestern Public Service
                Co., 8.20%, due 12/1/22......         89,562
      40,000  Super Value Store, 8.875%, due
                4/1/16.......................         40,631
     192,000  TJX Cos. Inc., 9.50%, due
                5/1/16.......................        195,740
     250,000  Trans Financial Bancorp, 7.25%,
                due 9/15/03..................        242,072
      68,000  U.S. Leasing Int'l, 6.625%, due
                5/15/03......................         66,858

See Notes to Schedule of Investments.  6               TRANS ADVISER FUNDS, INC.

INTERMEDIATE BOND FUND

FEBRUARY 28, 1997 (Unaudited)
- -----------------------------------------------------------------------------

    FACE                 SECURITY
   AMOUNT               DESCRIPTION                VALUE
- ------------  -------------------------------  -------------
CORPORATE BONDS, CONTINUED
$    130,000  Union Electric Co., 8.00%, due
                12/15/22.....................  $     133,404
     500,000  Union Oil of California Corp.,
                6.70%, due 10/15/07..........        480,406
     200,000  V.F. Corp., 7.60%, due 4/1/04..        204,744
      65,000  Wisconsin Electric Power,
                7.75%, due 1/15/23...........         65,473
                                               -------------
Total Corporate Bonds
  (cost $8,515,941)..........................      8,361,937
                                               -------------
GOVERNMENT AGENCY NOTES (6.2%)
     500,000  FHLB, 6.62%, due 12/6/00.......        497,854
     150,000  FNMA, 6.17%, due 12/2/03.......        144,653
     265,000  TVA, 6.875%, due 1/15/02.......        266,217
      50,000  TVA, 6.875%, due 8/1/02........         50,132
      30,000  TVA, 8.05%, due 7/15/24........         29,844
                                               -------------
Government Agency Notes
  (cost $998,362)............................        988,700
                                               -------------
    FACE                 SECURITY
   AMOUNT               DESCRIPTION                VALUE
- ------------  -------------------------------  -------------
REPURCHASE AGREEMENTS (12.2%)
$  1,955,394  The First Boston Corp., 5.38%,
                due 3/3/97, to be repurchased
                at $1,955,686 (cost
                $1,955,394)(d)...............  $   1,955,394
                                               -------------
TREASURY NOTES (21.9%)
   3,500,000  U.S. Treasury Notes, 6.50%, due
                8/15/05 (cost $3,553,437)....      3,490,151
                                               -------------
SHORT-TERM HOLDINGS (0.0%)
       5,006  1784 U.S. Treasury Money Market
                Fund (cost $5,006)...........          5,006
                                               -------------
Total Investments (100.0%)
  (cost $16,209,985)(c)......................  $  15,964,949
                                               -------------
                                               -------------

See Notes to Schedule of Investments.  7               TRANS ADVISER FUNDS, INC.

KENTUCKY TAX-FREE FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 1997 (Unaudited)
- -----------------------------------------------------------------------------

    FACE                 SECURITY
   AMOUNT               DESCRIPTION                VALUE
- ------------  -------------------------------  -------------
MUNICIPAL BONDS (96.0%)
AIRPORT REVENUE (0.5%)
$     50,000  Lexington-Fayette Urban County
                Airport Corp., KY, First
                Mortgage Revenue Bonds,
                7.75%, due 4/1/08............  $      53,562
                                               -------------
ECONOMIC DEVELOPMENT REVENUE (11.5%)
     100,000  Covington, KY, Municipal
                Properties Corp. Revenue
                Bonds, Series A, 8.25%, due
                8/1/10, prerefunded 8/1/98 at
                103..........................        108,750
     455,000  Kentucky State Property &
                Buildings Commission Revenue
                Bonds, Project #51, escrowed
                to maturity, 6.30%, due
                8/1/01.......................        487,418
      70,000  Kentucky State Property &
                Buildings Commission Revenue
                Bonds, Project #32, 6.50%,
                due 12/1/99..................         73,762
     200,000  Kentucky State Turnpike
                Authority, Economic
                Development Revenue Bonds,
                7.25%, due 5/15/10,
                prerefunded 5/15/00 at
                101.50.......................        220,000
     425,000  Kentucky State Turnpike
                Authority Economic
                Development Revenue Bonds,
                Revitalization Projects,
                escrowed to maturity, 7.00%,
                due 5/15/99..................        450,500
                                               -------------
                                                   1,340,430
                                               -------------
EDUCATION FACILITIES REVENUE (18.9%)
     200,000  Hopkins County, KY, School
                District Finance Corp.,
                School Building Revenue
                Bonds, 5.70%, due 6/1/06.....        209,250
     495,000  Jefferson County, KY, School
                District Finance Corp.,
                School Building Revenue
                Bonds, Series A, 4.875%, due
                1/1/11.......................        464,062

    FACE                 SECURITY
   AMOUNT               DESCRIPTION                VALUE
- ------------  -------------------------------  -------------
EDUCATION FACILITIES REVENUE, CONTINUED
$    750,000  Jefferson County, KY, School
                District Finance Corp. School
                Building Revenue Bonds,
                Series A, MBIA insured,
                5.00%, due 2/1/07............  $     753,750
     475,000  Kentucky Higher Education
                Student Loan Corp., Insured
                Student Loan Revenue Bonds,
                Series B, 6.40%, due
                6/1/00.......................        499,937
      70,000  Lexington-Fayette Urban County
                Government, KY, School
                Buildings Revenue Bonds,
                6.80%, due 10/1/01...........         76,563
     200,000  University of Louisville, KY,
                Revenue Bonds, Series H,
                5.875%, due 5/1/12...........        206,000
                                               -------------
                                                   2,209,562
                                               -------------
GENERAL OBLIGATIONS--BOND BANK (2.5%)
     305,000  Fern Creek, KY, Fire Protection
                District, Holding Co., Inc.,
                Revenue Bonds, Fire Station
                #2, 5.75%, due 1/15/14.......        295,850
                                               -------------
HEALTH CARE REVENUE (10.6%)
   1,225,000  Kentucky Economic Development
                Finance Authority, Hospital
                Facilities Revenue Bonds,
                Society National Bank LOC,
                5.75%, due 11/1/05...........      1,241,844
                                               -------------
HOUSING REVENUE (9.0%)
     725,000  Boone County, KY, Public
                Properties Corp. Revenue
                Bonds, Sewer System Lease,
                5.15%, due 12/1/12...........        695,094
     270,000  Greater Kentucky Housing
                Assistance Corp., Mortgage
                Revenue Bonds, FHA/Section 8
                Assisted Project, Series A,
                MBIA/ FHA insured, 6.25%, due
                7/1/22.......................        272,364

See Notes to Schedule of Investments.  8               TRANS ADVISER FUNDS, INC.

KENTUCKY TAX-FREE FUND

FEBRUARY 28, 1997 (Unaudited)
- ----------------------------------------------------------------------------

    FACE                 SECURITY
   AMOUNT               DESCRIPTION                VALUE
- ------------  -------------------------------  -------------
HOUSING REVENUE, CONTINUED
$    100,000  Jefferson County, KY, Capital
                Projects Corp. Revenue Bonds,
                0.00% (5.75% effective
                yield), due 8/15/99..........  $      89,375
                                               -------------
                                                   1,056,833
                                               -------------
INDUSTRIAL DEVELOPMENT REVENUE (6.4%)
     750,000  Clark County, KY, Industrial
                Building Revenue Bonds,
                Southern Wood Project, 7.00%,
                due 12/1/08..................        753,750
                                               -------------
LEASING REVENUE (5.4%)
     490,000  Jefferson County, KY, Capital
                Projects Corp. Revenue Bonds,
                5.65%, due 8/15/03...........        517,563
     100,000  Kentucky State Property &
                Buildings Commission Revenue
                Bonds, Project #52, 6.50%,
                due 8/1/11, Prerefunded
                8/1/01 at 102................        110,000
                                               -------------
                                                     627,563
                                               -------------
OTHER REVENUE (1.2%)
     120,000  Puerto Rico Public Buildings
                Authority Guaranteed Revenue
                Bonds, Series K, 6.875%, due
                7/1/21, prerefunded 7/1/02 at
                101.50.......................        135,750
                                               -------------
POLLUTION CONTROL REVENUE (19.8%)
     450,000  Ashland, KY, PCR Bonds, Ashland
                Oil, 7.375%, due 7/1/09......        486,000
     295,000  Ashland, KY, Solid Waste
                Revenue Bonds, Ashland Oil,
                Inc., Project, 7.20%, due
                10/1/20......................        314,913
     235,000  Jefferson County, KY, PCR
                Bonds, Louisville Gas &
                Electric Co. Project A,
                7.45%, due 6/15/15...........        256,150
    FACE                 SECURITY
   AMOUNT               DESCRIPTION                VALUE
- ------------  -------------------------------  -------------
POLLUTION CONTROL REVENUE, CONTINUED
$    100,000  Kentucky State Pollution
                Abatement & Water Reserve
                Finance Authority Revenue
                Bonds, Series A, escrowed to
                maturity, 7.40%, due
                8/1/02.......................  $     113,750
      50,000  Louisville & Jefferson County,
                KY, Metropolitan Sewer
                District, Sewer & Drain
                System Revenue Bonds Series
                A, AMBAC insured, 6.50%, due
                5/15/00......................         53,250
     385,000  Trimble County, KY, PCR Bonds,
                7.625%, due 11/1/20,
                Prerefunded 11/1/00 at 102...        431,681
     600,000  Trimble County, KY, PCR Bonds,
                Series A, 7.625%, due
                11/1/20......................        662,250
                                               -------------
                                                   2,317,994
                                               -------------
RESOURCE RECOVERY REVENUE (2.4%)
     275,000  Kentucky State Turnpike
                Authority Resource Recovery
                Road Revenue, 6.00%, due
                7/1/09.......................        275,770
                                               -------------
TRANSPORTATION REVENUE (5.9%)
     655,000  Kentucky State Turnpike
                Authority Resource Recovery
                Revenue Bonds, escrowed to
                maturity, 6.125%, due
                7/1/07.......................        691,844
                                               -------------
UTILITIES REVENUE (1.9%)
     200,000  Owensboro, KY, Electric Light &
                Power Revenue Bonds, Series
                A, 10.25%, due 1/1/09,
                prerefunded 1/1/00 at 102....        228,500
                                               -------------
Total Municipal Bonds
  (cost $11,188,810).........................     11,229,252
                                               -------------
SHORT TERM-HOLDINGS (4.0%)
     466,600  1784 Tax Free Money Market Fund
                (cost $466,600)..............        466,600
                                               -------------
Total Investments (100.0%)
  (cost $11,655,410)(c)......................  $  11,695,852
                                               -------------
                                               -------------

See Notes to Schedule of Investments.  9               TRANS ADVISER FUNDS, INC.

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 1997 (Unaudited)
- ----------------------------------------------------------------------------

                         SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
- ------------  -------------------------------  -------------
ASSET BACKED SECURITIES (0.2%)
$    226,593  FHLMC, 7.00%, due 4/1/97.......  $     226,698
                                               -------------
DISCOUNT NOTES (20.4%)
   4,376,000  FHLMC, 5.30% yield, due
                3/3/97.......................      4,376,000
   6,000,000  FHLMC, 5.28% yield, due
                3/19/97......................      5,986,155
   6,700,000  FNMA, 5.31% yield, due
                3/3/97.......................      6,700,000
   3,000,000  FNMA, 5.31% yield, due
                3/4/97.......................      2,999,564
                                               -------------
Total Discount Notes.........................     20,061,719
                                               -------------
GOVERNMENT AGENCY NOTES (0.8%)
     200,000  FHLB, 6.99%, due 4/25/97.......        200,398
     100,000  FHLB, 4.80%, due 7/24/97.......         99,476
     500,000  FNMA, 6.84%, due 10/3/97.......        503,289
                                               -------------
Total Government Agency Notes................        803,163
                                               -------------
CORPORATE NOTES (58.3%)
     500,000  Alcan Aluminum, 6.375%, due
                9/1/97.......................        500,717
     100,000  Allied Corp., 0.00% (5.95%
                effective yield), due
                8/1/97.......................         97,605
   1,373,000  American Express Credit Corp.,
                7.75%, due 3/1/97............      1,373,000
     140,000  American General Finance Corp.,
                5.80%, due 4/1/97............        140,000
      75,000  American General Finance Corp.,
                7.15%, due 5/15/97...........         75,164
      80,000  American General Finance Corp.,
                7.70%, due 11/15/97..........         80,941
     703,000  American Home Products Corp.,
                6.875%, due 4/15/97..........        703,886
     125,000  Associates Corp. of North
                America, 9.70%, due 5/1/97...        125,749
   1,005,000  Associates Corp. of North
                America, 8.625%, due
                6/15/97......................      1,011,880
      15,000  Associates Corp. of North
                America, 6.75%, due
                7/15/97......................         15,050
      30,000  Associates Corp. of North
                America, 6.75%, due
                7/15/97......................         30,080

                         SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
- ------------  -------------------------------  -------------
CORPORATE NOTES, CONTINUED
$  1,470,000  Associates Corp. of North
                America, 5.875%, due
                8/15/97......................  $   1,470,594
     750,000  Associates Corp. of North
                America, 7.75%, due
                11/1/97......................        758,588
     110,000  Associates Corp. of North
                America, 6.625%, due
                11/15/97.....................        110,504
      70,000  B.P. America, 9.50%, due
                1/1/98.......................         71,912
      75,000  Bank of Boston, 9.50%, due
                8/15/97......................         76,174
     187,000  BankAmerica Corp., 6.00%, due
                7/15/97......................        186,999
     175,000  Baxter International, Inc.,
                7.50%, due 5/1/97............        175,416
      90,000  Bell Atlantic Financial,
                6.625%, due 11/30/97.........         90,359
     600,000  Beneficial Corp., 6.79%, due
                11/20/97.....................        604,556
     240,000  British Petroleum America,
                Inc., 8.875%, due 12/1/97....        245,010
     485,000  Brunswick Corp., 8.125%, due
                4/1/97.......................        485,791
     164,000  CIT Group Holdings, Inc.,
                8.75%, due 7/1/97............        165,362
   2,000,000  CSX Transportation, Inc., 5.93
                %, due 6/1/97................      1,999,915
      55,000  Campbell Soup Co., 9.00%, due
                11/1/97......................         56,084
     100,000  Carolina Power & Light Co.,
                6.375%, due 10/1/97..........        100,000
     159,000  Coca-Cola Enterprises Inc.,
                6.50%, due 11/15/97..........        159,539
     500,000  Commercial Credit Co., 8.125%,
                3/1/97.......................        500,000
     500,000  Conagra Inc., 9.75%, due
                11/1/97......................        512,573
     125,000  Consolidated Edison, 5.30%, due
                8/1/97.......................        124,699
     100,000  Discover Credit, 7.98%, due
                4/7/97.......................        100,173
     430,000  Dow Capital, 5.75%, due
                9/15/97......................        429,098

See Notes to Schedule of Investments.  10              TRANS ADVISER FUNDS, INC.

MONEY MARKET FUND

FEBRUARY 28, 1997 (Unaudited)
- -----------------------------------------------------------------------------

                         SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
- ------------  -------------------------------  -------------
CORPORATE NOTES, CONTINUED
$    250,000  Dupont Corp., 8.65%, due
                12/1/97......................  $     255,222
     200,000  Eastman Kodak Co., 8.55%, due
                5/1/97.......................        200,866
     205,000  Exxon Capital Corp., 7.875%,
                due 8/15/97..................        206,496
      60,000  First Interstate Bancorp,
                12.75%, due 5/1/97...........         60,632
   1,682,000  Ford Holdings Inc., 9.25%, due
                7/15/97......................      1,701,846
     250,000  Ford Motor Co., 5.30%, due
                7/1/97.......................        249,408
     125,000  Ford Motor Credit Co., 5.625%,
                due 3/3/97...................        125,000
     357,000  Ford Motor Credit Co., 6.80%,
                due 8/15/97..................        358,204
     150,000  Ford Motor Credit Co., 7.125%,
                due 12/1/97..................        151,216
      77,000  Ford Motor Credit Co., 8.00%,
                due 12/1/97..................         78,101
   1,379,000  GMAC, 7.75%, due 4/15/97.......      1,382,185
     220,000  GMAC, 8.375%, due 5/1/97.......        220,882
      75,000  GMAC, 6.40%, due 7/30/97.......         75,016
      75,000  GMAC, 7.00%, due 8/15/97.......         75,320
   1,400,000  GMAC, 6.25%, due 9/12/97.......      1,405,076
   1,000,000  GMAC, 7.85%, due 11/17/97......      1,014,921
      20,000  GTE California, 6.25%, due
                1/15/98......................         20,000
     750,000  GTE North, Inc., 6.25%, due
                7/1/97.......................        750,528
      80,000  GTE South, Inc., 6.25%, due
                11/15/97.....................         80,067
      30,000  General Electric Capital,
                8.00%, due 1/15/98...........         30,525
     369,000  Golden West Financial Corp.,
                10.25%, due 5/15/97..........        372,192
   2,100,000  Greyhound Financial Corp.,
                8.25%, due 3/11/97...........      2,101,197
     700,000  H.F. Ahmanson & Co., 6.00%, due
                4/1/97.......................        700,000
      78,000  Heinz (H.J.) Co., 5.50%, due
                9/15/97......................         77,833
   4,010,000  Heller Financial, 7.75%, due
                5/15/97......................      4,026,170
     965,000  Hospital Corp. of America,
                9.00%, due 3/15/97...........        965,907
                             SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
- ------------  -------------------------------  -------------
CORPORATE NOTES, CONTINUED
$     85,000  Household Finance Co., 7.75%,
                due 6/15/97..................  $      85,434
     375,000  IBM Corp., 6.375%, due
                11/1/97......................        376,087
     100,000  IBM Credit Corp., 5.54%, due
                8/18/97......................         99,812
      50,000  Interamerican Development Bank,
                9.50%, due 10/15/97..........         51,051
     325,000  International Lease Finance,
                5.50%, due 4/1/97............        324,848
     655,000  International Lease Finance,
                6.50%, due 7/15/97...........        656,991
     250,000  International Lease Finance,
                6.75%, due 8/1/97............        250,901
     500,000  Iowa, Illinois Gas & Electric
                Co., 5.875%, due 7/15/97.....        500,000
     160,000  John Deere Capital, 7.20%, due
                5/15/97......................        160,395
   4,020,000  Kellogg Co., 5.90%, due
                7/15/97......................      4,024,995
      60,000  Kimberly-Clark Corp., 9.125%,
                due 6/1/97...................         60,470
     480,000  Lehman Brothers, Inc., 7.375%,
                due 8/15/97..................        483,534
     376,000  Lehman Brothers Holdings, Inc.,
                8.375%, due 4/1/97...........        376,733
     760,000  Lehman Brothers Holdings, Inc.,
                7.625%, due 6/15/97..........        763,745
   2,066,000  MGM Grand Hotels Financial
                Corp., Defeased, 11.75%, due
                5/1/97.......................      2,124,746
     871,000  MGM Grand Hotels Financial
                Corp., Defeased, 12.00%, due
                5/1/02(b)....................        925,377
   2,982,000  Marine Midland Banks, Inc.,
                8.625%, due 3/1/97...........      2,982,000
     285,000  Maytag Corp., 8.875%, due
                7/1/97.......................        287,373
     100,000  Monongahela Power, 6.50%, due
                8/1/97.......................        100,026
     125,000  Morgan Stanley Group, 5.65%,
                due 6/15/97..................        125,014
   1,265,000  National Rural Utilities Corp.,
                9.50%, due 5/15/97...........      1,273,487

See Notes to Schedule of Investments.  11              TRANS ADVISER FUNDS, INC.

MONEY MARKET FUND

FEBRUARY 28, 1997 (Unaudited)
- ----------------------------------------------------------------------------

                         SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
- ------------  -------------------------------  -------------
CORPORATE NOTES, CONTINUED
$    390,000  New York Telephone Co., 4.625%,
                due 10/1/97..................  $     387,017
     275,000  Norwest Corp., 7.70%, due
                11/15/97.....................        278,426
     130,000  Norwest Financial Inc., 6.00%,
                due 8/15/97..................        129,859
      65,000  Norwest Financial Inc., 6.50%,
                due 11/15/97.................         65,239
     100,000  Paccar Financial Corp., 5.12%,
                due 3/10/97..................         99,984
     183,000  Pacific, Gas, & Electric Co.,
                4.625%, due 6/1/97...........        182,443
     230,000  PepsiCo, Inc., 6.875%, due
                5/15/97......................        230,442
   1,513,000  Philip Morris Cos., Inc.,
                7.50%, due 3/15/97...........      1,513,729
     300,000  Philip Morris Cos., Inc.,
                9.75%, due 5/1/97............        301,765
     590,000  Philip Morris Cos., Inc.,
                8.75%, due 6/15/97...........        594,305
      30,000  Philip Morris Cos., Inc.,
                9.35%, due 11/21/97..........         30,726
     485,000  Philip Morris Cos. Inc., 9.25%,
                due 12/1/97..................        496,301
      45,000  Philip Morris Cos., Inc.,
                6.375%, due 1/15/98..........         45,137
     190,000  Procter & Gamble Co., 6.85%,
                due 6/1/97...................        190,375
      50,000  Province of Ontario Global
                Bond, 5.70%, due 10/1/97.....         49,941
     360,000  Public Service Electric & Gas
                Co., 6.875%, due 6/1/97......        360,908
      40,000  Public Service Electric & Gas
                Co., 7.125%, due 11/1/97.....         40,282
   1,115,000  Public Service Electric & Gas
                Co., 7.125%, due 11/1/97.....      1,124,331
                         SECURITY
FACE AMOUNT             DESCRIPTION                VALUE
- ------------  -------------------------------  -------------
CORPORATE NOTES, CONTINUED
$    660,000  Quebec Province, 8.74%, due
                7/21/97......................  $     665,770
     466,000  Sears Roebuck and Co., 9.25%,
                due 8/1/97...................        471,962
     830,000  Southern California Edison Co.,
                6.125%, due 7/15/97..........        830,936
     205,000  Texaco Capital, 9.00%, due
                11/15/97.....................        209,251
     190,000  U.S. Leasing International,
                Inc., 7.00%, due 11/1/97.....        191,383
     135,000  Union Electric Co., 5.50%, due
                3/1/97.......................        135,000
     937,000  Unisys Corp., 15.00%, due
                7/1/97.......................        964,938
     650,000  Virginia Electric & Power Co.,
                7.25%, due 3/1/97............        650,000
      85,000  WMX Technologies, 8.125%, due
                2/1/98.......................         86,500
   1,064,000  Wal-Mart Stores, Inc., 5.50%,
                due 9/15/97..................      1,063,000
     716,000  Waste Management, Inc. 6.375%,
                due 7/1/97...................        717,010
     115,000  Wisconsin Natural Gas, 6.125%,
                due 9/1/97...................        115,090
                                               -------------
Total Corporate Notes........................     57,517,297
                                               -------------
REPURCHASE AGREEMENTS (20.3%)
  19,973,319  The First Boston Corp., 5.38%,
                due 3/3/97, to be repurchased
                at 19,976,304 (d)............     19,973,319
                                               -------------
Total Investments (100.0%)...................  $  98,582,196
                                               -------------
                                               -------------

See Notes to Schedule of Investments.  12              TRANS ADVISER FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS
- ---------------------------------------------------------------------------

(a) Non-income producing securities.

(b) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features which mature within one year. The interest rate shown reflects the rate in effect.

(c) Aggregate cost for Federal tax purposes.

(d) The First Boston Corporation is a tri-party repurchase agreement collateralized by various Federal Gold Loan Mortgage Corporation 6.50% to 8.50%, due 11/1/21 to 2/1/27, Par $705,941 and by various Federal National Conventional Loan 6.00% to 9.00%, due 10/1/03 to 3/1/27, Par $24,865,226.

AMBAC      American Municipal Bond Assurance Corporation
FHA        Federal Housing Authority
FHLB       Federal Home Loan Bank
FHLMC      Federal Home Loan Mortgage Corporation
FNMA       Federal National Mortgage Association
GMAC       General Motors Acceptance Corporation
LOC        Letter of Credit
MBIA       Municipal Bond Insurance Association
PCR        Pollution Control Revenue
SBA        Small Business Administration
TVA        Tennessee Valley Authority

                                       13              TRANS ADVISER FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES

FEBRUARY 28, 1997 (Unaudited)
- ----------------------------------------------------------------------------

                                                  GROWTH/                      INTERMEDIATE
                                                   VALUE        AGGRESSIVE         BOND          KENTUCKY     MONEY MARKET
                                                   FUND        GROWTH FUND         FUND        TAX-FREE FUND      FUND
                                               -------------  --------------  ---------------  -------------  -------------
ASSETS:
  Investments (Note 2):
    Investments at cost......................  $  17,159,330   $  8,115,391    $  14,254,591   $  11,655,410  $  78,608,877
    Repurchase Agreements at cost............       --              --             1,955,394        --           19,973,319
    Net unrealized appreciation
      (depreciation).........................      3,469,550      1,277,867         (245,036)         40,442       --
                                               -------------  --------------  ---------------  -------------  -------------
      Total investments at value.............     20,628,880      9,393,258       15,964,949      11,695,852     98,582,196
  Interest, dividends and other receivables..         13,372          1,131          211,309         152,340      1,345,605
  Receivable for Fund shares issued..........         75,000         25,000               47        --             --
  Organization costs, net of amortization
    (Note 2).................................         22,760         22,760           22,760          22,760         22,760
                                               -------------  --------------  ---------------  -------------  -------------
Total Assets.................................     20,740,012      9,442,149       16,199,065      11,870,952     99,950,561
                                               -------------  --------------  ---------------  -------------  -------------
LIABILITIES:
  Dividends payable..........................       --              --                73,869          26,034        319,424
  Payable for securities purchased...........       --              --                48,161        --            1,873,737
  Payable for Fund shares redeemed...........         15,801          2,977           37,220        --             --
  Payable to Trans Financial.................         26,993        --              --              --                1,206
  Payable to other related parties...........         11,831         15,064           12,286          28,388         66,618
                                               -------------  --------------  ---------------  -------------  -------------
Total Liabilities............................         54,625         18,041          171,536          54,422      2,260,985
                                               -------------  --------------  ---------------  -------------  -------------
NET ASSETS...................................  $  20,685,387   $  9,424,108    $  16,027,529   $  11,816,530  $  97,689,576
                                               -------------  --------------  ---------------  -------------  -------------
                                               -------------  --------------  ---------------  -------------  -------------

COMPONENTS OF NET ASSETS:
  Paid in capital............................  $  17,439,553   $  8,411,427    $  16,227,629   $  11,956,651  $  97,691,530
  Undistributed net investment income
    (loss)...................................        (90,354)       (63,130)        --              (173,707)      --
  Unrealized appreciation (depreciation) on
    investments..............................      3,469,550      1,277,867         (245,036)         40,442       --
  Accumulated net realized gain (loss).......       (133,362)      (202,056)          44,936          (6,856)        (1,954)
                                               -------------  --------------  ---------------  -------------  -------------
NET ASSETS...................................  $  20,685,387   $  9,424,108    $  16,027,529   $  11,816,530  $  97,689,576
                                               -------------  --------------  ---------------  -------------  -------------
                                               -------------  --------------  ---------------  -------------  -------------

SHARES OF BENEFICIAL INTEREST................      1,554,603        755,681        1,625,149       1,155,557     97,691,530
                                               -------------  --------------  ---------------  -------------  -------------
                                               -------------  --------------  ---------------  -------------  -------------
NET ASSET VALUE PER SHARE, AND REDEMPTION
  PRICE PER SHARE............................  $       13.31   $      12.47    $        9.86   $       10.23  $        1.00
                                               -------------  --------------  ---------------  -------------  -------------
                                               -------------  --------------  ---------------  -------------  -------------
OFFERING PRICE PER SHARE, EXCEPT MONEY MARKET
  (NAV  DIVIDED BY (1 - 4.50%))..............  $       13.94   $      13.06    $       10.32   $       10.71  $        1.00
                                               -------------  --------------  ---------------  -------------  -------------
                                               -------------  --------------  ---------------  -------------  -------------

See Notes to Financial Statements.     14              TRANS ADVISER FUNDS, INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1997 (Unaudited)
- ----------------------------------------------------------------------------

                                                     GROWTH/       AGGRESSIVE     INTERMEDIATE     KENTUCKY       MONEY
                                                      VALUE          GROWTH           BOND         TAX-FREE       MARKET
                                                       FUND           FUND            FUND           FUND          FUND
                                                   ------------  --------------  ---------------  -----------  ------------
INVESTMENT INCOME:
  Interest income................................  $     16,937   $      7,330     $   511,819     $ 432,568   $  2,402,069
  Dividend income................................        65,970          5,885         --             --            --
                                                   ------------  --------------  ---------------  -----------  ------------
Total Investment Income..........................        82,907         13,215         511,819       432,568      2,402,069
                                                   ------------  --------------  ---------------  -----------  ------------
EXPENSES:
  Investment advisory (Note 3)...................        89,000         39,197          28,976        28,478         85,174
  Administration (Note 3)........................        13,512         12,500          12,500        12,500         63,881
  Transfer agent (Note 3)........................        12,809         12,445          11,847        13,654         10,336
  Shareholder service (Note 3)...................        22,250          9,799          18,110        17,799        106,468
  Custody........................................           697            911           2,157           355          7,772
  Accounting (Note 3)............................        18,000         18,000          18,000        18,000         24,000
  Legal (Note 3).................................         9,767          6,568           9,468        11,320         12,402
  Registration...................................         2,632          2,476           1,943           280          3,054
  Audit..........................................         7,946          7,522           8,376         8,431          9,300
  Directors......................................           967            417             821           915          4,721
  Amortization of organization costs (Note 3)....         3,176          3,176           3,176         3,176          3,176
  Miscellaneous..................................         5,133          2,531           4,427         7,705         17,339
                                                   ------------  --------------  ---------------  -----------  ------------
Total Expenses...................................       185,889        115,542         119,801       122,613        347,623
  Expenses reimbursed and fees waived
    (Note 4).....................................       (12,628)       (39,197)        (58,242)      (62,115)       (70,760)
                                                   ------------  --------------  ---------------  -----------  ------------
Net Expenses.....................................       173,261         76,345          61,559        60,498        276,863
                                                   ------------  --------------  ---------------  -----------  ------------
NET INVESTMENT INCOME (LOSS).....................       (90,354)       (63,130)        450,260       372,070      2,125,206
                                                   ------------  --------------  ---------------  -----------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) on investments sold...      (133,362)      (201,524)         60,329        (4,068)        (1,928)
  Net change in unrealized appreciation
    (depreciation) on investments................     3,226,469      1,217,298          87,795       300,184        --
                                                   ------------  --------------  ---------------  -----------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS....................................     3,093,107      1,015,774         148,124       296,116         (1,928)
                                                   ------------  --------------  ---------------  -----------  ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS.....................................  $  3,002,753   $    952,644     $   598,384     $ 668,186   $  2,123,278
                                                   ------------  --------------  ---------------  -----------  ------------
                                                   ------------  --------------  ---------------  -----------  ------------

See Notes to Financial Statements.     15              TRANS ADVISER FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED AUGUST 31, 1996
AND THE SIX MONTHS ENDED FEBRUARY 28, 1997 (Unaudited)
- ----------------------------------------------------------------------------

                                                        GROWTH/                   AGGRESSIVE                INTERMEDIATE
                                                         VALUE                      GROWTH                      BOND
                                                          FUND                       FUND                       FUND
                                               --------------------------  ------------------------  --------------------------
                                                  AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT        SHARES
                                               -------------  -----------  ------------  ----------  -------------  -----------
NET ASSETS--September 1, 1995(a).............  $    --                     $    --                   $    --
- ----------------------------------
                                               -------------               ------------              -------------
OPERATIONS:
  Net investment income (loss)...............        (50,747)                   (39,525)                   601,786
  Net realized gain (loss) on investments
    sold.....................................         89,352                     43,284                    (15,393)
  Net change in unrealized appreciation
    (depreciation) on investments............        243,081                     60,569                   (332,831)
                                               -------------               ------------              -------------
    Net Increase in Net Assets Resulting from
      Operations.............................        281,686                     64,328                    253,562
                                               -------------               ------------              -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income......................       --                          --                        (601,786)
                                               -------------               ------------              -------------
CAPITAL SHARE TRANSACTIONS:
  Sale of shares.............................     15,471,301    1,408,416     7,269,024     668,440     14,919,014    1,491,710
  Reinvestment of distributions..............       --            --            --           --             13,886        1,404
  Redemption of shares.......................       (645,322)     (57,598)     (783,438)    (70,133)    (1,227,784)    (122,796)
                                               -------------  -----------  ------------  ----------  -------------  -----------
    Net Increase (Decrease) in Capital
      Transactions...........................     14,825,979    1,350,818     6,485,586     598,307     13,705,116    1,370,318
                                               -------------  -----------  ------------  ----------  -------------  -----------
                                                              -----------                ----------                 -----------
  Net Increase (Decrease) in Net Assets......     15,107,665                  6,549,914                 13,356,892
                                               -------------               ------------              -------------
NET ASSETS--August 31, 1996..................     15,107,665                  6,549,914                 13,356,892
- -----------------------------
                                               -------------               ------------              -------------
OPERATIONS:
  Net investment income (loss)...............        (90,354)                   (63,130)                   450,260
  Net realized gain (loss) on investments....       (133,362)                  (201,524)                    60,329
  Net change in unrealized appreciation
    (depreciation) on investments............      3,226,469                  1,217,298                     87,795
                                               -------------               ------------              -------------
    Net Increase in Net Assets Resulting from
      Operations.............................      3,002,753                    952,644                    598,384
                                               -------------               ------------              -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income......................       --                          --                        (450,260)
  Net realized gain (loss) on investments
    sold.....................................        (44,429)                   (16,181)                  --
                                               -------------               ------------              -------------
    Total Distribution to Shareholders.......        (44,429)                   (16,181)                  (450,260)
                                               -------------               ------------              -------------
CAPITAL SHARE TRANSACTIONS:
  Sale of shares.............................      4,624,904      361,307     2,810,182     230,029      3,603,774      361,955
  Reinvestment of distributions..............         10,879          875         4,532         376         10,125        1,023
  Redemption of shares.......................     (2,016,385)    (158,397)     (876,983)    (73,031)    (1,091,386)    (108,147)
                                               -------------  -----------  ------------  ----------  -------------  -----------
    Net Increase (Decrease) in Capital
      Transactions...........................      2,619,398      203,785     1,937,731     157,374      2,522,513      254,831
                                               -------------  -----------  ------------  ----------  -------------  -----------
                                                              -----------                ----------                 -----------
  Net Increase (Decrease) in Net Assets......      5,577,722                  2,874,194                  2,670,637
                                               -------------               ------------              -------------
NET ASSETS--February 28, 1997 (Unaudited)....  $  20,685,387               $  9,424,108              $  16,027,529
- -----------------------------------------
                                               -------------               ------------              -------------
                                               -------------               ------------              -------------

(a) See Note 1 of Notes to Financial Statements for date of commencement of operations.

See Notes to Financial Statements.     16              TRANS ADVISER FUNDS, INC.

FOR THE YEAR ENDED AUGUST 31, 1996
AND THE SIX MONTHS ENDED FEBRUARY 28, 1997 (Unaudited)
- ----------------------------------------------------------------------------

                                                                                KENTUCKY                      MONEY
                                                                                TAX-FREE                      MARKET
                                                                                  FUND                         FUND
                                                                        -------------------------  ----------------------------
                                                                           AMOUNT       SHARES        AMOUNT         SHARES
                                                                        ------------  -----------  -------------  -------------
NET ASSETS--September 1, 1995(a)......................................  $    --                    $    --
                                                                        ------------               -------------
- ----------------------------------
OPERATIONS:
  Net investment income (loss)........................................       714,832                   2,473,468
  Net realized gain (loss) on investments sold........................        (2,788)                      2,494
  Net change in unrealized appreciation (depreciation)
    on investments....................................................      (259,742)                   --
                                                                        ------------               -------------
    Net Increase in Net Assets Resulting
      from Operations.................................................       452,302                   2,475,962
                                                                        ------------               -------------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net investment income...............................................      (828,883)                 (2,473,468)
                                                                        ------------               -------------
CAPITAL SHARE TRANSACTIONS:
  Sale of shares......................................................    28,751,437    2,814,888    446,620,681    446,620,681
  Reinvestment of distributions.......................................       559,139       57,538         84,304         84,304
  Redemption of shares................................................   (13,093,506)  (1,297,814)  (370,344,632)  (370,344,632)
                                                                        ------------  -----------  -------------  -------------
    Net Increase (Decrease) in Capital Transactions...................    16,217,070    1,574,612     76,360,353     76,360,353
                                                                        ------------  -----------  -------------  -------------
                                                                                      -----------                 -------------
  Net Increase (Decrease) in Net Assets...............................    15,840,489                  76,362,847
                                                                        ------------               -------------
NET ASSETS--August 31, 1996...........................................    15,840,489                  76,362,847
- -----------------------------
                                                                        ------------               -------------
OPERATIONS:
  Net investment income (loss)........................................       372,070                   2,125,206
  Net realized gain (loss) on investments.............................        (4,068)                     (1,928)
  Net change in unrealized appreciation (depreciation)
    on investments....................................................       300,184                    --
                                                                        ------------               -------------
    Net Increase in Net Assets Resulting from
      Operations......................................................       668,186                   2,123,278
                                                                        ------------               -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income...............................................      (431,726)                 (2,125,206)
  Net realized gain (loss) on investments sold........................       --                           (2,520)
                                                                        ------------               -------------
    Total Distribution to Shareholders................................      (431,726)                 (2,127,726)
                                                                        ------------               -------------
CAPITAL SHARE TRANSACTIONS:
  Sale of shares......................................................       519,442       51,065    241,892,119    241,846,519
  Reinvestment of distributions.......................................       180,402       17,695        193,146        193,146
  Redemption of shares................................................    (4,960,263)    (487,815)  (220,754,088)  (220,708,488)
                                                                        ------------  -----------  -------------  -------------
    Net Increase (Decrease) in Capital Transactions...................    (4,260,419)    (419,055)    21,331,177     21,331,177
                                                                        ------------  -----------  -------------  -------------
                                                                                      -----------                 -------------
  Net Increase (Decrease) in Net Assets...............................    (4,023,959)                 21,326,729
                                                                        ------------               -------------
NET ASSETS--February 28, 1997 (Unaudited).............................  $ 11,816,530               $  97,689,576
- -----------------------------------------
                                                                        ------------               -------------
                                                                        ------------               -------------

(a) See Note 1 of Notes to Financial Statements for date of commencement of operations.

See Notes to Financial Statements.     17              TRANS ADVISER FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 1997 (Unaudited)
- ----------------------------------------------------------------------------

NOTE 1. ORGANIZATION

Trans Adviser Funds, Inc. (the "Company") is an open-end management investment company incorporated under the laws of the State of Maryland. The Company currently consists of five operational non-diversified investment portfolios, the Growth/Value Fund, the Aggressive Growth Fund, the Intermediate Bond Fund, the Kentucky Tax-Free Fund, and the Money Market Fund (each a "Fund" and collectively the "Funds"). The Funds, except for Money Market Fund, are offered at Net Asset Value ("NAV") plus a sales charge, currently 4.50% of NAV. The Money Market Fund is offered at NAV. The Funds commenced investment operations on the following dates:

Growth/Value Fund         September 29, 1995
Aggressive Growth Fund    September 29, 1995
Intermediate Bond Fund    October 3, 1995
Kentucky Tax-Free Fund    September 27, 1995
Money Market Fund         September 29, 1995

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates but are expected to be immaterial.

The following represent significant accounting policies of the Funds:

SECURITY VALUATION-All securities held by the Money Market Fund are valued utilizing the amortized cost method, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. Securities, other than short-term, held by the other Funds (the "Bond and Equity Funds") for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and asked price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Directors. Securities with a maturity of 60 days or less held by the Bond and Equity Funds are valued at amortized cost.

PREMIUM AMORTIZATION AND DISCOUNT ACCRETION-In all Funds other than the Kentucky Tax-Free Fund, if a fixed income investment is purchased at a premium, the premium is not amortized. The Kentucky Tax-Free Fund amortizes premium on fixed income investments to the maturity (or first call) date using the yield to maturity method. If a fixed income investment is purchased at a discount (other than original issue discount), the discount is not accreted. Original issue discount on fixed income investments is accreted daily using yield to maturity method.

INTEREST AND DIVIDEND INCOME-Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS-Distributions to shareholders of net investment income, if any, are declared daily and paid monthly for the Money Market Fund, the Kentucky Tax-Free Fund, and the Intermediate Bond Fund, and declared and paid annually for the Aggressive Growth Fund and the Growth/Value Fund. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations.
 ORGANIZATION COSTS-The costs incurred by the Funds in connection with their organization and registration of shares have been capitalized and are being amortized using the straight-line method over a five year period beginning with the commencement of the respective Fund's operations. Certain of these costs were paid by Forum Financial Services, Inc. and have been reimbursed by the respective Funds.

                                       18              TRANS ADVISER FUNDS, INC.

FEBRUARY 28, 1997 (Unaudited)
- ----------------------------------------------------------------------------

FEDERAL TAXES-Each Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no Federal income or excise tax provision is required.

EXPENSE ALLOCATION-The Company accounts separately for the assets and liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds.

REPURCHASE AGREEMENTS-The Aggressive Growth Fund, the Intermediate Bond Fund and the Money Market Fund may invest in repurchase agreements. Each Fund, through an agent bank under a tri-party agreement, receives delivery of the underlying securities, whose market value must always equal or exceed the repurchase price plus accrued interest. The investment adviser is responsible for determining the value of the underlying securities at all times. In the event of default, the Fund may have difficulties with the disposition of such securities.

REALIZED GAIN AND LOSS-Security transactions are accounted for on a trade date basis and realized gain and loss on investments sold are determined on the basis of identified cost.

NOTE 3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The investment adviser of the Funds is Trans Financial Bank, N.A. (the "Adviser"). The Adviser receives a monthly advisory fee from the Growth/Value Fund and the Aggressive Growth Fund at an annual rate of 1.00% of the respective Fund's average daily net assets. The Adviser receives a monthly advisory fee from the Intermediate Bond Fund and the Kentucky Tax-Free Fund at an annual rate of 0.40% of the respective Fund's average daily net assets. The Adviser receives a monthly advisory fee from the Money Market Fund at an annual rate of 0.20% of the Fund's average daily net assets. Pursuant to a Sub - Advisory Agreement between the Adviser and Mastrapasqua and Associates, Inc. ("M&A") (the "Sub-Adviser"), the Adviser may delegate certain of its advisory responsibilities to the Sub-Adviser. For its services, M&A is paid by the Adviser as follows: with respect to the Aggressive Growth and the Growth/Value Funds, the Adviser (not the Fund) pays to M&A an annual fee, calculated daily and paid monthly, of 0.50% on the first $100 million of such Funds' combined average daily net assets plus 0.25% of such Funds' combined average daily net assets in excess of $100 million for its services, and, with respect to each other, the Adviser (not the Fund) pays M&A an annual fee, calculated on a daily basis and paid monthly, of 0.03% of average daily net assets for its services.

Effective October 24, 1996, the administrator of the Funds is Forum Administrative Services, LLC ("FAS") and for its services it receives a fee for each Fund equal to the greater of $25,000 per year or 0.15% of the annual average daily net assets of each Fund. Forum Financial Services, Inc. ("Forum") acts as the Company's distributor pursuant to a separate Distribution Agreement with the Company. Forum receives no compensation under that agreement. In addition, certain legal expenses were charged to the Company by FAS amounting to $1,931.

Prior to October 24, 1996, the administrator of the Funds was Forum, and for its services received a fee for each Fund equal to the greater of $25,000 per year or 0.15% of the annual average daily net assets of each Fund.

Forum Financial Corp. ("FFC"), an affiliate of FAS and Forum, serves as the Funds' transfer agent and dividend disbursing agent, and for those services receives an annual fee of $12,000 plus account and series charges. The Company has adopted a shareholder service plan under which the Company pays FAS a shareholder servicing fee at an annual rate of 0.25% of the daily net assets of each Fund. FAS may pay any or all amounts of these payments to various institutions which provide shareholder servicing to their customers. FFC also serves as the Company's fund accountant and is compensated for those services at an amount of $36,000 per year per Fund plus certain amounts based upon the number and types of portfolio transactions within each Fund.

                                       19              TRANS ADVISER FUNDS, INC.

FEBRUARY 28, 1997 (Unaudited)
- ----------------------------------------------------------------------------

NOTE 4. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES
The Adviser has voluntarily waived a portion of its fees and assumed certain expenses of the Funds so that total expenses of the Funds would not exceed a certain limitation. For the six months ended February 28, 1997, fees waived and expenses reimbursed were as follows:

                                                                  FEES WAIVED    EXPENSES REIMBURSED
                                                                 -------------  ----------------------
Growth/Value Fund..............................................    $  12,628          $       --
Aggressive Growth Fund.........................................       39,197                  --
Intermediate Bond Fund.........................................       28,976              29,266
Kentucky Tax-Free Fund.........................................       28,478              33,637
Money Market Fund..............................................       70,760                  --

NOTE 5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales (including maturities) of securities (excluding short-term investments) during the six months ended February 28, 1997 were as follows:

                                                            COST OF PURCHASES    PROCEEDS FROM SALES
                                                            ------------------  ---------------------
Growth/Value Fund.........................................     $  6,225,001         $   3,240,579
Aggressive Growth Fund....................................        2,689,176             1,164,824
Intermediate Bond Fund....................................        5,640,333             3,374,356
Kentucky Tax-Free Fund....................................               --             4,519,568

For the period ended February 28, 1997, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value for Federal income tax purposes were as follows:

                                                                                    NET APPRECIATION
                                  UNREALIZED APPRECIATION  UNREALIZED DEPRECIATION   (DEPRECIATION)
                                  -----------------------  -----------------------  -----------------
Growth/Value Fund...............       $   3,848,668             $   379,118          $   3,469,550
Aggressive Growth Fund..........           1,773,754                 495,887              1,277,867
Intermediate Bond Fund..........              30,934                 275,970               (245,036)
Kentucky Tax-Free Fund..........              77,419                  36,977                 40,442

NOTE 6. CONCENTRATION OF CREDIT RISK

The Kentucky Tax-Free Fund invests substantially all of its assets in debt obligations of issuers located in the state of Kentucky. The issuers' abilities to meet their obligations may be affected by Kentucky economic or political developments.

                                       20              TRANS ADVISER FUNDS, INC.

FINANCIAL HIGHLIGHTS
- ----------------------------------------------------------------------------

                                         GROWTH                  AGGRESSIVE               INTERMEDIATE
                                         VALUE                     GROWTH                     BOND
                                          FUND                      FUND                      FUND
SELECTED PER SHARE DATA AND     ------------------------  ------------------------  ------------------------
RATIOS FOR A                    SIX MONTHS      YEAR      SIX MONTHS      YEAR      SIX MONTHS      YEAR
SHARE OUTSTANDING THROUGHOUT       ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
THE PERIOD                      2/28/97(f)   8/31/96(a)   2/28/97(f)   8/31/96(a)   2/28/97(f)   8/31/96(a)
                                -----------  -----------  -----------  -----------  -----------  -----------
Net Asset Value, Beginning of
  Period......................   $   11.18    $   10.00    $   10.95    $   10.00    $    9.75    $   10.00
                                -----------  -----------  -----------  -----------  -----------  -----------
Investment Operations
  Net Investment Income
    (Loss)....................       (0.06)       (0.06)(c)      (0.08)      (0.11)(c)       0.31       0.57(c)
  Net Realized and Unrealized
    Gain (Loss) on
    Investments...............        2.22         1.24         1.63         1.06         0.11        (0.25)
                                -----------  -----------  -----------  -----------  -----------  -----------
Total from Investment
  Operations..................        2.16         1.18         1.55         0.95         0.42         0.32
                                -----------  -----------  -----------  -----------  -----------  -----------
Distributions from
  Net Investment Income.......       (0.03)      --            (0.03)      --            (0.31)       (0.57)
  Net Realized Gain on
    Investments...............      --           --           --           --           --           --
                                -----------  -----------  -----------  -----------  -----------  -----------
Total Distributions...........       (0.03)      --            (0.03)      --            (0.31)       (0.57)
                                -----------  -----------  -----------  -----------  -----------  -----------
Net Asset Value, End of
  Period......................   $   13.31    $   11.18    $   12.47    $   10.95    $    9.86    $    9.75
                                -----------  -----------  -----------  -----------  -----------  -----------
                                -----------  -----------  -----------  -----------  -----------  -----------

Total Return(b)............       42.67%(e)    11.80%       30.53%(e)     9.50%        8.79%(e)     3.23%

Ratio/Supplementary Data:
Net Assets at End of Period
  (000's omitted).............   $  20,685    $  15,108    $   9,424    $   6,550    $  16,028    $  13,357
Ratios to Average Net Assets:
  Expenses including
    reimbursement/waiver
    (e).......................        1.95%        1.95%        1.95%        1.95%        0.85%        0.68%
  Expenses excluding
    reimbursement/waiver
    (e).......................        2.09%        2.83%        2.95%        5.05%        1.65%        2.04%
  Net investment income (loss)
    including
    reimbursement/waiver
    (e).......................       (1.02)%      (0.62 )%      (1.61 )%      (1.26 )%       6.22%       6.31%
Average Commission Rate(d)....  $   0.0576   $   0.0700   $   0.0553   $   0.0800          N/A          N/A
Portfolio Turnover Rate.......       18.89%       21.12%       15.45%       15.70%       26.77%       12.38%
- --------------------

(a) See Note 1 of Notes to Financial Statements for date of commencement of operations.

(b) Total return calculation does not include sales charges.

(c) Using weighted average shares outstanding for the period.

(d) Amount represents the average commission per share paid to brokers on the purchase or sale of equity securities.

(e) Annualized.

(f)  Unaudited.

                                       21              TRANS ADVISER FUNDS, INC.

- ----------------------------------------------------------------------------

                                        KENTUCKY                   MONEY
                                        TAX-FREE                   MARKET
                                          FUND                      FUND
SELECTED PER SHARE DATA AND     ------------------------  ------------------------
RATIOS FOR A                    SIX MONTHS      YEAR      SIX MONTHS      YEAR
SHARE OUTSTANDING THROUGHOUT       ENDED        ENDED        ENDED        ENDED
THE PERIOD                      2/28/97(f)   8/31/96(a)   2/28/97(f)   8/31/96(a)
                                -----------  -----------  -----------  -----------
Net Asset Value, Beginning of
  Period......................   $   10.06    $   10.00    $    1.00    $    1.00
                                -----------  -----------  -----------  -----------
Investment Operations
  Net Investment Income
    (Loss)....................        0.18         0.51(c)       0.03        0.05(c)
  Net Realized and Unrealized
    Gain (Loss) on
    Investments...............        0.25         0.06       --           --
                                -----------  -----------  -----------  -----------
Total from Investment
  Operations..................        0.43         0.57         0.03         0.05
                                -----------  -----------  -----------  -----------
Distributions from
  Net Investment Income.......       (0.26)       (0.51)       (0.03)       (0.05)
  Net Realized Gain on
    Investments...............      --           --           --           --
                                -----------  -----------  -----------  -----------
Total Distributions...........       (0.26)       (0.51)       (0.03)       (0.05)
                                -----------  -----------  -----------  -----------
Net Asset Value, End of
  Period......................   $   10.23    $   10.06    $    1.00    $    1.00
                                -----------  -----------  -----------  -----------
                                -----------  -----------  -----------  -----------
Total Return(b)............        8.90%(e)        5.80%        5.11%(e)     4.70%

Ratio/Supplementary Data:
Net Assets at End of Period
  (000's omitted).............   $  11,817    $  15,840    $  97,690    $  76,363
Ratios to Average Net Assets:
  Expenses including
    reimbursement/waiver
    (e).......................        0.85%        0.82%        0.65%        0.65%
  Expenses excluding
    reimbursement/waiver
    (e).......................        1.72%        1.65%        0.82%        0.99%
  Net investment income (loss)
    including
    reimbursement/waiver
    (e).......................        5.23%        5.30%        4.99%        4.94%
Average Commission Rate(d)....         N/A          N/A          N/A          N/A
Portfolio Turnover Rate.......        0.00%      145.12%         N/A          N/A
- --------------------

(a) See Note 1 of Notes to Financial Statements for date of commencement of operations.

(b) Total return calculation does not include sales charges.

(c) Using weighted average shares outstanding for the period.

(d) Amount represents the average commission per share paid to brokers on the purchase or sale of equity securities.

(e) Annualized.

(f)  Unaudited.

PART C.         OTHER INFORMATION
------          -----------------
Item 24.          Financial Statements and Exhibits
-------           ---------------------------------

           (a)      (i)              Financial Statements included in Part A:

                                     Financial Highlights

                    (ii)             Financial Statements included in Part B:

                                     Statements of Assets and Liabilities

                                     Statements of Operations

                                     Statements of Changes in Net Assets

                                     Portfolio/Schedule of Investments

                                     Notes to Financial Statements

             (b) Exhibits:

                    (1)(i) Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 25, is hereby incorporated by reference.

                       (ii) Amendment No. 1, dated May 24, 1994, to Registrant's Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 29, is hereby incorporated by reference.

                      (iii) Amendment No. 2, dated February 28, 1997, to Registrant's Restated Agreement and Declaration of Trust is filed herewith.

                    (2)(i) Registrant's Bylaws, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

                       (ii) Amendments to Registrant's Bylaws adopted July 17, 1984, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

                        (iii) Amendment to Registrant's Bylaws adopted April 5, 1989, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 14, is hereby incorporated by reference.

                 (3)                 Voting Trust Agreements - None.

                    (4) Specimen Share Certificate, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

                     (5)   (i)       Registrant's Management Agreement with
                                     Countrywide Investments, Inc. for the U.S.
                                     Government Securities Fund is filed
                                     herewith.

                           (ii) Registrant's Management Agreement with Countrywide Investments, Inc. for the Treasury Total Return Fund is filed herewith.

                           (iii) Registrant's Management Agreement with Countrywide Investments, Inc. for the Utility Fund is filed herewith.

                           (iv) Registrant's Management Agreement with Countrywide Investments, Inc. for the Equity Fund is filed herewith.

                           (v) Form of Registrant's Management Agreement with Countrywide Investments, Inc. for the Growth/Value Fund is filed herewith.

                           (vi) Form of Registrant's Management Agreement with Countrywide Investments, Inc. for the Aggressive Growth Fund is filed herewith.

                           (vii) Form of Subadvisory Agreement between Countrywide Investments, Inc. and Mastrapasqua & Associates, Inc. for the Growth/Value Fund and the Aggressive Growth Fund is filed herewith.

                      (6)  (i)       Registrant's Underwriting Agreement with
                                     Countrywide Investments, Inc. is filed
                                     herewith.

                            (ii) Form of Underwriter's Dealer Agreement is filed herewith.

                     (7) Bonus, Profit Sharing, Pension or Similar Contracts for the benefit of Directors or Officers - None.

                     (8) Custody Agreement with The Fifth Third Bank, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.

                     (9)     (i)     Registrant's Accounting and Pricing Service
                                     Agreement with Countrywide Fund Services,
                                     Inc. is filed herewith.

                           (ii) Registrant's Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with Countrywide Fund Services, Inc. is filed herewith.

                           (iii)     Administration Agreement between
                                     Countrywide Investments, Inc. and
                                     Countrywide Fund Services, Inc. is
                                     filed herewith.

                           (iv) License Agreement with Countrywide Credit Industries, Inc. is filed herewith.

                    (10) Opinion and Consent of Goodwin, Procter & Hoar, which was filed with Registrant's Rule 24f-2 Notice for the fiscal year ended March 31, 1996 is hereby incorporated by reference.

                    (11) Consents of Independent Auditors are filed herewith.

                    (12)             Financial Statements Omitted from Item 23 -
                                     None.

                    (13) Copy of Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Pre-Effective Amendment
                                     No. 1, is hereby incorporated by reference.

                    (14)    (i)      Copy of Midwest Group Individual Retirement
                                     Account Plan, including Schedule of Fees, which was filed as an Exhibit to Registrant's Post-Effective Amendment No.
                                     22, is hereby incorporated by reference.

                            (ii) Copy of Midwest Group 403(b) Plan, including Schedule of Fees, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

                           (iii) Copy of the Midwest Group Prototype Defined Contribution Plan, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

                    (15)    (i)     Registrant's Plans of Distribution Pursuant
                                    to Rule 12b-1 are filed herewith.

                            (ii) Form of Administration Agreement with respect to the administration of shareholder accounts is filed herewith.

                    (16) Computations of each performance quotation provided in response to Item 22, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, are hereby incorporated by reference.

                     (17)(i) Financial Data Schedules for U.S. Government Securities Fund, Treasury Total Return Fund, Utility Fund and Equity Fund, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 31, are hereby incorporated by reference.

                        (ii) Financial Data Schedule for Growth/Value Fund and Aggressive Growth Fund are filed herewith.

                    (18) Amended Rule 18f-3 Plan Adopted with Respect to the Multiple Class Distribution System, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.

                     (19) Powers of Attorney for Donald L. Bogdon, M.D., Angelo R. Mozilo, John F. Seymour, Jr. and Sebastiano Sterpa are filed herewith.

Item 25.          Persons Controlled by or Under Common Control with the
                  Registrant
                  -------------------------------------------------------
                  None


Item 26.          Number of Holders of Securities (as of March 31, 1997)
-------           -----------------------------------------------------
                  Title of Class                     Number of Record Holders
                  --------------                     ------------------------

                  U.S. Government Securities Fund               780

                  Treasury Total Return Fund                    989

                  Utility Fund
                    Class A Shares                            1,809
                    Class C Shares                              183

                  Equity Fund
                    Class A Shares                              568
                    Class C Shares                              132

                  Growth/Value Fund                               0

                  Aggressive Growth Fund                          0

Item 27.          Indemnification
-------           ---------------
         (a)      Article VI of the Registrant's Restated Agreement and
                  Declaration of Trust provides for indemnification of officers and Trustees as follows:

                  Section 6.4 Indemnification of Trustees, Officers, etc.
                  ----------- ------------------------------------------

                  The Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office ("disabling conduct"). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject unless
                  (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Company as defined in the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party Trustees"), or (b) an independent legal counsel in a written opinion.

                  Section 6.5  Advances of Expenses.
                  -----------  --------------------
                  The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

                  Section 6.6  Indemnification Not Exclusive, etc.
                  -----------  -----------------------------------
                  The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

         (b) The Registrant maintains a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its trustees and officers and Countrywide Investments, Inc. (the "Adviser") in its capacity as investment adviser and principal underwriter, among others. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

                  The Advisory Agreements provide that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Registrant in connection with the matters to which the Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence of the

                  Adviser in the performance of its duties or from the reckless disregard by the Adviser of its obligations under the Agreement. Registrant will advance attorneys' fees or other expenses incurred by the Adviser in defending a proceeding, upon the undertaking by or on behalf of the Adviser to repay the advance unless it is ultimately determined that the Adviser is entitled to indemnification.

                  The Underwriting Agreement with the Adviser provides that the Adviser, its directors, officers, employees, shareholders and control persons shall not be liable for any error of judgment or mistake of law or for any loss suffered by Registrant in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of any of such persons in the performance of the Adviser's duties or from the reckless disregard by any of such persons of the Adviser's obligations and duties under the Agreement. Registrant will advance attorneys' fees or other expenses incurred by any such person in defending a proceeding, upon the undertaking by or on behalf of such person to repay the advance if it is ultimately determined that such person is not entitled to indemnification.

Item 28.          Business and Other Connections of the Investment
                  Adviser
                  ------------------------------------------------
                  A. The Adviser is a registered investment adviser providing investment advisory services to the Registrant. The Adviser acts as the investment adviser to six series of Countrywide Tax-Free Trust and five series of Countrywide Investment Trust, both of which are registered investment companies. The Adviser also serves as subadvisor to the Capitol Square Bond Fund series of Capitol Square Funds, a registered investment company. The Adviser provides investment advisory services to individual and institutional accounts and is a registered broker-dealer.

                      The following list sets forth the business and other connections of the directors and executive officers of the Adviser. Unless otherwise noted with an asterisk(*), the address of the corporations listed below is 312 Walnut Street, Cincinnati, Ohio 45202.

                       *The  address of each  corporation  is 4500 Park  Granada
                        Road, Calabasas, California 91302.

                  (1)    Angelo R. Mozilo - Chairman and a Director of the
                         Adviser.

                           (a) Chairman and a Trustee of Countrywide Strategic Trust, Countrywide Investment Trust and Countrywide Tax-Free Trust, registered investment companies.

                           (b) Chairman and a Director of Countrywide Financial Services, Inc., a financial services company, Countrywide Fund Services, Inc., a registered transfer agent, Countrywide Servicing Exchange,* a loan servicing broker and Countrywide Capital Markets, Inc.,* a holding company.

                           (c) Vice Chairman, Director and Executive Vice President of Countrywide Credit Industries, Inc.,* a holding company which provides residential mortgages and ancillary financial products and services.

                           (d) A Director of Countrywide Home Loans, Inc.,* a residential mortgage lender and CTC Foreclosure Services Corporation,* a foreclosure trustee.

                           (e) A Director of LandSafe, Inc.* and Chairman and a director of various Landsafe subsidiaries which provide residential mortgage title and closing services.

                           (f) Chairman and CEO of Countrywide Securities Corporation,* a registered broker-dealer.

                           (g) Vice Chairman of CWM Mortgage Holdings, Inc.,* a real estate investment trust.

                  (2) Robert H. Leshner - President and a Director of the Adviser.

                           (a) President and a Trustee of Countrywide Strategic Trust, Countrywide Investment Trust and Countrywide Tax-Free Trust.

                           (b) President and a Director of Countrywide Financial Services, Inc.

                           (c) Vice Chairman and a Director of Countrywide Fund Services, Inc.

                  (3)      Andrew S. Bielanski - A Director of the Adviser.

                           (a) A Director of Countrywide Financial Services Inc., Countrywide Fund Services, Inc. and Countrywide Agency, Inc.,* an insurance agency.

                           (b) Managing Director - Marketing of Countrywide Credit Industries, Inc. and Countrywide Home Loans, Inc.

                  (4)      Thomas H. Boone - A Director of the Adviser.

                           (a) A Director of Countrywide Financial Services, Inc., Countrywide Fund Services, Inc., Countrywide Agency, Inc.,* Countrywide Tax Services Corporation,* a residential mortgage tax service provider and Countrywide Lending Corporation,* a lending institution.

                           (b) Managing Director- Chief Loan Administration Officer of Countrywide Credit Industries, Inc. and Countrywide Home Loans, Inc.

                           (c) A Director and Executive Vice President of CWABS, Inc.,* an asset-backed securities issuer and CWMBS, Inc.,* a mortgage-backed securities issuer.

                           (d) CEO and a Director of CTC Foreclosure Services Corporation.

                  (5)      Marshall M. Gates - A Director of the Adviser.

                           (a) A Director of Countrywide Financial Services Inc., Countrywide Fund Services, Inc. and Countrywide Agency, Inc.

                           (b) Managing Director - Production of Countrywide Credit Industries, Inc. and Countrywide Home Loans, Inc.

                           (c) President and a Director of Second Charter Reinsurance Corporation,* a mortgage, property and casualty reinsurance agency and Charter Reinsurance Corporation,* a mortgage reinsurance agency.

                  (6)      David Sambol - A Director of the Adviser.

                           (a) A Director of Countrywide Financial Services Inc., Countrywide Fund Services, Inc. and Countrywide Securities Corporation.

                           (b) Managing Director - Capital Markets of Countrywide Credit Industries, Inc. and Countrywide Home Loans, Inc.

                           (c) CEO, President and a Director of Countrywide Capital Markets, Inc. and Countrywide Servicing Exchange,* a loan servicing broker

                  (7) John J. Goetz - Vice President and Chief Investment Officer of the Adviser.

                           (a) Vice President of Countrywide Financial Services, Inc. until February 1997.

                  (8)      Maryellen Peretzky - Vice President-
                           Administration, Human Resources and Operations of
                            the Adviser.

                           (a) Vice President-Administration, Human Resources and Operations of Countrywide Financial Services, Inc. and Countrywide Fund Services, Inc.

                           (b) Assistant Secretary of The Tuscarora Investment Trust and The Gannett Welsh & Kotler Funds.

                           (c) Vice President and a Director of Leshner Financial Services, Inc. until December 1994

                  (9)      Sharon L. Karp - Vice President-Marketing of the
                           Adviser.

                           (a) Vice President of Countrywide Financial Services, Inc. until February 1997.

                  (10) John F. Splain - Secretary and General Counsel of the Adviser.

                           (a) Vice President, Secretary and General Counsel of Countrywide Fund Services, Inc.

                           (b) Secretary and General Counsel of Countrywide Financial Services, Inc.

                           (c) Secretary of Countrywide Tax-Free Trust, Countrywide Investment Trust, Countrywide Strategic Trust, Brundage, Story and Rose Investment Trust, Williamsburg Investment Trust, Markman MultiFund Trust, The Tuscarora Investment Trust, PRAGMA Investment Trust, Maplewood Investment Trust, a series company, and The Thermo Opportunity Fund, Inc., registered investment companies.

                           (d) Assistant Secretary of Fremont Mutual Funds, Inc., Schwartz Investment Trust, The Gannett Welsh & Kotler Funds, Capitol Square Funds, Interactive Investments, Dean Family of Funds and The New York State Opportunity Funds, registered investment companies.

                           (e) Secretary of Leeb Personal Finance(TM) Investment Trust, a registered investment company, until November 1996.

                  (11)     Robert G. Dorsey - Treasurer of the Adviser.

                           (a) President and Treasurer of Countrywide Fund Services, Inc.

                           (b) Vice President-Finance and Treasurer of Countrywide Financial Services, Inc.

                           (c) Vice President of Countrywide Tax-Free Trust, Countrywide Investment Trust, Countrywide Stategic Trust, Brundage, Story and Rose Investment Trust, Markman MultiFund Trust, PRAGMA Investment Trust, Maplewood Investment Trust, a series company, The Thermo Opportunity Fund, Inc., Capitol Square Funds, Dean Family of Funds and The New York State Opportunity Funds.

                           (d) Assistant Vice President of Williamsburg Investment Trust, Schwartz Investment Trust, Fremont Mutual Funds, Inc., The Gannett Welsh & Kotler Funds, The Tuscarora Investment Trust and Interactive Investments.

                           (e) Vice President of Leeb Personal Finance(TM) Investment Trust until November 1996.

                  (12) Susan F. Flischel - Vice President-Investments of the Adviser

                  (13) Scott Weston - Assistant Vice President-Investments of the Adviser.

                  B. Mastrapasqua & Associates, Inc. ("Mastrapasqua") is a registered investment adviser providing investment advisory services to institutions and individuals as well as the Growth/Value Fund and the Aggressive Growth Fund. The address of Mastrapasqua and its officers and directors is 814 Church Street, Suite 600, Nashville, Tennessee. The following are officers and directors of
                           Mastrapasqua:

                  (1)      Frank Mastrapasqua - Chairman and Chief Executive
                           Officer

                           (a) Chairman of Management Plus Associates, Inc., a sports agency.

                  (2)      Thomas A. Trantum - President

Item 29.                   Principal Underwriters
-------                    ----------------------
                  (a)      Countrywide Investments, Inc. also acts as
                           underwriter for Countrywide Tax-Free Trust,
                           Countrywide Investment Trust, The Milestone Funds and Brundage, Story and Rose Investment Trust.
                           Unless otherwise indicated,* the address of the persons named below is 312 Walnut Street, Cincinnati, Ohio 45202.

                           *The address is 4500 Park Granada Road, Calabasas, California 91302.
                                            Position           Position
                                              with               with
                  (b)  Name                Underwriter         Registrant
                       -----               -----------         -----------
                    * Angelo R. Mozilo       Chairman and      Chairman and
                                             Director          Trustee

                      Robert H. Leshner      President         President
                                             and Director      and
                                                               Trustee

                    * Andrew S. Bielanski    Director          None

                    * Thomas H. Boone        Director          None

                    * Marshall M. Gates      Director          None

                    * David Sambol           Director          None

                      John J. Goetz          Vice              None
                                             President and
                                             Chief
                                             Investment
                                             Officer

                     Maryellen Peretzky      Vice President-   None
                                             Administration,
                                             Human Resources
                                             and Operations

                     Sharon L. Karp          Vice President-   None
                                             Marketing

                    John F. Splain          Secretary and      Secretary
                                            General Counsel

                    Robert G. Dorsey        Treasurer          Vice
                                                               President

                    Susan F. Flischel       Vice President-    None
                                            Investments

                    Scott Weston            Assistant Vice     None
                                            President-
                                            Investments


                  (c)      None

Item 30.                   Location of Accounts and Records
-------                    --------------------------------
                           Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant.

Item 31.                   Management Services Not Discussed in Parts A or B
-------                    -------------------------------------------------
                           None.

Item 32.                   Undertakings
-------                    ------------
                  (a)      Not Applicable.

                  (b)      Not Applicable.

                  (c) The Registrant undertakes that, if so requested, it will furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders without charge.

                  (d) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Countrywide Strategic Trust pursuant to the provisions of Massachusetts law and the Restated Agreement and Declaration of Trust of Countrywide Strategic Trust or the Bylaws of Countrywide Strategic Trust, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of Countrywide Strategic Trust in
                           the  successful  defense  of  any  action,   suit  or
                           proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by
                           controlling   precedent,   submit   to  a  court   of
                           appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  (e) The Registrant undertakes that, within five business days after receipt of a written application by shareholders holding in the aggregate at least 1% of the shares then outstanding or shares then having a net asset value of $25,000, whichever is less, each of whom shall have been a shareholder for at least six months prior to the date of application (hereinafter the "Petitioning Shareholders"), requesting to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon removal of any Trustee of the Registrant, which application shall be accompanied by a form of communication and request which such Petitioning Shareholders wish to transmit, Registrant will:

                           (i) provide such Petitioning Shareholders with access to a list of the names and addresses of all shareholders of the Registrant; or

                         (ii) inform such Petitioning Shareholders of the approximate number of shareholders and the estimated costs of mailing such communication, and to undertake such mailing promptly after tender by such Petitioning Shareholders to the Registrant of the material to be mailed and the reasonable expenses of such mailing.

                                        SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the 6th day of June, 1997.

                                           COUNTRYWIDE STRATEGIC TRUST



                                           By: /s/ John F. Splain
                                               ------------------------
                                               JOHN F. SPLAIN
                                               Attorney-in-Fact

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the 6th day of June, 1997.

*ANGELO R. MOZILO                           Chairman & Trustee


/s/ Robert H. Leshner                        President &
----------------------                       Trustee
ROBERT H. LESHNER

/s/ Mark J. Seger                            Treasurer
-----------------------
MARK J. SEGER

*DONALD L. BOGDON, M.D.                      Trustee

JOHN R. DELFINO                              Trustee

*H. JEROME LERNER                            Trustee

*OSCAR P. ROBERTSON                          Trustee

*JOHN F. SEYMOUR, JR.                        Trustee

*SEBASTIANO STERPA                           Trustee


By: /s/ John F. Splain
----------------------
JOHN F. SPLAIN
Attorney-In-Fact
June 6, 1997